Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ivy Funds
Entity Central Index Key	0000883622
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000017258 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Asset Strategy Fund(formerly, Macquarie Asset Strategy Fund)
Class Name	Class Y
Trading Symbol	WASYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Asset Strategy Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$118	1.11%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Asset Strategy Fund (Class Y) returned 13.00% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index (benchmark), returned 20.01% and 20.52%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal period despite facing volatility toward the end of the reporting period.
International equities outperformed relative to US equities during the fiscal period due to more attractive valuations, artificial intelligence industry growth, and a weakening of the US dollar.
Allocation effects from exposure to commodities like gold contributed to the Fund’s performance relative to the benchmark.
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the benchmark.
Security selection within global equities, particularly within the software & services and banks industries, detracted from the Fund’s performance.
The Fund’s exposure to cash underperformed relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Asset Strategy Fund (Class Y) – including sales charge	13.00%	7.67%	8.61%
Nomura Asset Strategy Fund (Class Y) – excluding sales charge	13.00%	7.67%	8.61%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,731,098,267
Holdings Count | Holding	533	[1]
Advisory Fees Paid, Amount	$ 12,111,802
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,731,098,267
Total number of portfolio holdings*	533
Total advisory fees paid (during reporting period)	$12,111,802
Portfolio turnover rate	76%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.62%
Corporate Bonds	13.97%
Exchange-Traded Funds	10.10%
Bullion	7.90%
Agency Mortgage-Backed Securities	4.35%
Non-Agency Commercial Mortgage-Backed Securities	1.33%
Non-Agency Collateralized Mortgage Obligations	0.46%
US Treasury Obligations	0.36%
Loan Agreements	0.33%
Government Agency Obligations	0.29%
Top 10 equity holdings
NVIDIA	3.51%
Taiwan Semiconductor Manufacturing	2.95%
Microsoft	2.21%
Apple	1.99%
Alphabet Class A	1.40%
KLA	1.36%
Amazon.com	1.31%
Howmet Aerospace	1.26%
Banco Bilbao Vizcaya Argentaria	1.24%
Alimentation Couche-Tard	1.20%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.51%
Taiwan Semiconductor Manufacturing	2.95%
Microsoft	2.21%
Apple	1.99%
Alphabet Class A	1.40%
KLA	1.36%
Amazon.com	1.31%
Howmet Aerospace	1.26%
Banco Bilbao Vizcaya Argentaria	1.24%
Alimentation Couche-Tard	1.20%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Asset Strategy Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.
During the fiscal year, the Fund added subsidiary risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Asset Strategy Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.

Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added subsidiary risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146677 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Asset Strategy Fund(formerly, Macquarie Asset Strategy Fund)
Class Name	Class R6
Trading Symbol	IASTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Asset Strategy Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Asset Strategy Fund (Class R6) returned 13.40% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index (benchmark), returned 20.01% and 20.52%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal period despite facing volatility toward the end of the reporting period.
International equities outperformed relative to US equities during the fiscal period due to more attractive valuations, artificial intelligence industry growth, and a weakening of the US dollar.
Allocation effects from exposure to commodities like gold contributed to the Fund’s performance relative to the benchmark.
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the benchmark.
Security selection within global equities, particularly within the software & services and banks industries, detracted from the Fund’s performance.
The Fund’s exposure to cash underperformed relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Asset Strategy Fund (Class R6) – including sales charge	13.40%	8.03%	9.00%
Nomura Asset Strategy Fund (Class R6) – excluding sales charge	13.40%	8.03%	9.00%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,731,098,267
Holdings Count | Holding	533	[2]
Advisory Fees Paid, Amount	$ 12,111,802
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,731,098,267
Total number of portfolio holdings*	533
Total advisory fees paid (during reporting period)	$12,111,802
Portfolio turnover rate	76%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.62%
Corporate Bonds	13.97%
Exchange-Traded Funds	10.10%
Bullion	7.90%
Agency Mortgage-Backed Securities	4.35%
Non-Agency Commercial Mortgage-Backed Securities	1.33%
Non-Agency Collateralized Mortgage Obligations	0.46%
US Treasury Obligations	0.36%
Loan Agreements	0.33%
Government Agency Obligations	0.29%
Top 10 equity holdings
NVIDIA	3.51%
Taiwan Semiconductor Manufacturing	2.95%
Microsoft	2.21%
Apple	1.99%
Alphabet Class A	1.40%
KLA	1.36%
Amazon.com	1.31%
Howmet Aerospace	1.26%
Banco Bilbao Vizcaya Argentaria	1.24%
Alimentation Couche-Tard	1.20%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.51%
Taiwan Semiconductor Manufacturing	2.95%
Microsoft	2.21%
Apple	1.99%
Alphabet Class A	1.40%
KLA	1.36%
Amazon.com	1.31%
Howmet Aerospace	1.26%
Banco Bilbao Vizcaya Argentaria	1.24%
Alimentation Couche-Tard	1.20%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Asset Strategy Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.
During the fiscal year, the Fund added subsidiary risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Asset Strategy Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.

Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added subsidiary risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000045541 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Asset Strategy Fund(formerly, Macquarie Asset Strategy Fund)
Class Name	Institutional Class
Trading Symbol	IVAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Asset Strategy Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.86%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Asset Strategy Fund (Institutional Class) returned 13.28% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index (benchmark), returned 20.01% and 20.52%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal period despite facing volatility toward the end of the reporting period.
International equities outperformed relative to US equities during the fiscal period due to more attractive valuations, artificial intelligence industry growth, and a weakening of the US dollar.
Allocation effects from exposure to commodities like gold contributed to the Fund’s performance relative to the benchmark.
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the benchmark.
Security selection within global equities, particularly within the software & services and banks industries, detracted from the Fund’s performance.
The Fund’s exposure to cash underperformed relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Asset Strategy Fund (Institutional Class) – including sales charge	13.28%	7.92%	8.87%
Nomura Asset Strategy Fund (Institutional Class) – excluding sales charge	13.28%	7.92%	8.87%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,731,098,267
Holdings Count | Holding	533	[3]
Advisory Fees Paid, Amount	$ 12,111,802
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,731,098,267
Total number of portfolio holdings*	533
Total advisory fees paid (during reporting period)	$12,111,802
Portfolio turnover rate	76%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.62%
Corporate Bonds	13.97%
Exchange-Traded Funds	10.10%
Bullion	7.90%
Agency Mortgage-Backed Securities	4.35%
Non-Agency Commercial Mortgage-Backed Securities	1.33%
Non-Agency Collateralized Mortgage Obligations	0.46%
US Treasury Obligations	0.36%
Loan Agreements	0.33%
Government Agency Obligations	0.29%
Top 10 equity holdings
NVIDIA	3.51%
Taiwan Semiconductor Manufacturing	2.95%
Microsoft	2.21%
Apple	1.99%
Alphabet Class A	1.40%
KLA	1.36%
Amazon.com	1.31%
Howmet Aerospace	1.26%
Banco Bilbao Vizcaya Argentaria	1.24%
Alimentation Couche-Tard	1.20%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.51%
Taiwan Semiconductor Manufacturing	2.95%
Microsoft	2.21%
Apple	1.99%
Alphabet Class A	1.40%
KLA	1.36%
Amazon.com	1.31%
Howmet Aerospace	1.26%
Banco Bilbao Vizcaya Argentaria	1.24%
Alimentation Couche-Tard	1.20%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Asset Strategy Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.
During the fiscal year, the Fund added subsidiary risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Asset Strategy Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.

Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added subsidiary risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000066833 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Asset Strategy Fund(formerly, Macquarie Asset Strategy Fund)
Class Name	Class R
Trading Symbol	IASRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Asset Strategy Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$145	1.36%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Asset Strategy Fund (Class R) returned 12.68% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index (benchmark), returned 20.01% and 20.52%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal period despite facing volatility toward the end of the reporting period.
International equities outperformed relative to US equities during the fiscal period due to more attractive valuations, artificial intelligence industry growth, and a weakening of the US dollar.
Allocation effects from exposure to commodities like gold contributed to the Fund’s performance relative to the benchmark.
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the benchmark.
Security selection within global equities, particularly within the software & services and banks industries, detracted from the Fund’s performance.
The Fund’s exposure to cash underperformed relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Asset Strategy Fund (Class R) – including sales charge	12.68%	7.34%	8.26%
Nomura Asset Strategy Fund (Class R) – excluding sales charge	12.68%	7.34%	8.26%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,731,098,267
Holdings Count | Holding	533	[4]
Advisory Fees Paid, Amount	$ 12,111,802
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,731,098,267
Total number of portfolio holdings*	533
Total advisory fees paid (during reporting period)	$12,111,802
Portfolio turnover rate	76%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.62%
Corporate Bonds	13.97%
Exchange-Traded Funds	10.10%
Bullion	7.90%
Agency Mortgage-Backed Securities	4.35%
Non-Agency Commercial Mortgage-Backed Securities	1.33%
Non-Agency Collateralized Mortgage Obligations	0.46%
US Treasury Obligations	0.36%
Loan Agreements	0.33%
Government Agency Obligations	0.29%
Top 10 equity holdings
NVIDIA	3.51%
Taiwan Semiconductor Manufacturing	2.95%
Microsoft	2.21%
Apple	1.99%
Alphabet Class A	1.40%
KLA	1.36%
Amazon.com	1.31%
Howmet Aerospace	1.26%
Banco Bilbao Vizcaya Argentaria	1.24%
Alimentation Couche-Tard	1.20%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.51%
Taiwan Semiconductor Manufacturing	2.95%
Microsoft	2.21%
Apple	1.99%
Alphabet Class A	1.40%
KLA	1.36%
Amazon.com	1.31%
Howmet Aerospace	1.26%
Banco Bilbao Vizcaya Argentaria	1.24%
Alimentation Couche-Tard	1.20%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Asset Strategy Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.
During the fiscal year, the Fund added subsidiary risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Asset Strategy Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.

Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added subsidiary risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017257 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Asset Strategy Fund(formerly, Macquarie Asset Strategy Fund)
Class Name	Class C
Trading Symbol	WASCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Asset Strategy Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.86%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Asset Strategy Fund (Class C) returned 12.13% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index (benchmark), returned 20.01% and 20.52%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal period despite facing volatility toward the end of the reporting period.
International equities outperformed relative to US equities during the fiscal period due to more attractive valuations, artificial intelligence industry growth, and a weakening of the US dollar.
Allocation effects from exposure to commodities like gold contributed to the Fund’s performance relative to the benchmark.
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the benchmark.
Security selection within global equities, particularly within the software & services and banks industries, detracted from the Fund’s performance.
The Fund’s exposure to cash underperformed relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Asset Strategy Fund (Class C) – including sales charge	11.13%	6.77%	7.92%
Nomura Asset Strategy Fund (Class C) – excluding sales charge	12.13%	6.77%	7.92%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,731,098,267
Holdings Count | Holding	533	[5]
Advisory Fees Paid, Amount	$ 12,111,802
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,731,098,267
Total number of portfolio holdings*	533
Total advisory fees paid (during reporting period)	$12,111,802
Portfolio turnover rate	76%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.62%
Corporate Bonds	13.97%
Exchange-Traded Funds	10.10%
Bullion	7.90%
Agency Mortgage-Backed Securities	4.35%
Non-Agency Commercial Mortgage-Backed Securities	1.33%
Non-Agency Collateralized Mortgage Obligations	0.46%
US Treasury Obligations	0.36%
Loan Agreements	0.33%
Government Agency Obligations	0.29%
Top 10 equity holdings
NVIDIA	3.51%
Taiwan Semiconductor Manufacturing	2.95%
Microsoft	2.21%
Apple	1.99%
Alphabet Class A	1.40%
KLA	1.36%
Amazon.com	1.31%
Howmet Aerospace	1.26%
Banco Bilbao Vizcaya Argentaria	1.24%
Alimentation Couche-Tard	1.20%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.51%
Taiwan Semiconductor Manufacturing	2.95%
Microsoft	2.21%
Apple	1.99%
Alphabet Class A	1.40%
KLA	1.36%
Amazon.com	1.31%
Howmet Aerospace	1.26%
Banco Bilbao Vizcaya Argentaria	1.24%
Alimentation Couche-Tard	1.20%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Asset Strategy Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.
During the fiscal year, the Fund added subsidiary risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Asset Strategy Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.

Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added subsidiary risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017255 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Asset Strategy Fund(formerly, Macquarie Asset Strategy Fund)
Class Name	Class A
Trading Symbol	WASAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Asset Strategy Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.11%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Asset Strategy Fund (Class A) returned 13.03% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index (benchmark), returned 20.01% and 20.52%, respectively.
Top contributors to performance:
Global equities and fixed income generally generated positive returns over the fiscal period despite facing volatility toward the end of the reporting period.
International equities outperformed relative to US equities during the fiscal period due to more attractive valuations, artificial intelligence industry growth, and a weakening of the US dollar.
Allocation effects from exposure to commodities like gold contributed to the Fund’s performance relative to the benchmark.
Top detractors from performance:
The Fund’s allocation to fixed income underperformed relative to the benchmark.
Security selection within global equities, particularly within the software & services and banks industries, detracted from the Fund’s performance.
The Fund’s exposure to cash underperformed relative to the benchmark.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Asset Strategy Fund (Class A) – including sales charge	6.52%*	6.38%	7.94%
Nomura Asset Strategy Fund (Class A) – excluding sales charge	13.03%*	7.65%	8.58%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%
* The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,731,098,267
Holdings Count | Holding	533	[6]
Advisory Fees Paid, Amount	$ 12,111,802
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,731,098,267
Total number of portfolio holdings*	533
Total advisory fees paid (during reporting period)	$12,111,802
Portfolio turnover rate	76%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	58.62%
Corporate Bonds	13.97%
Exchange-Traded Funds	10.10%
Bullion	7.90%
Agency Mortgage-Backed Securities	4.35%
Non-Agency Commercial Mortgage-Backed Securities	1.33%
Non-Agency Collateralized Mortgage Obligations	0.46%
US Treasury Obligations	0.36%
Loan Agreements	0.33%
Government Agency Obligations	0.29%
Top 10 equity holdings
NVIDIA	3.51%
Taiwan Semiconductor Manufacturing	2.95%
Microsoft	2.21%
Apple	1.99%
Alphabet Class A	1.40%
KLA	1.36%
Amazon.com	1.31%
Howmet Aerospace	1.26%
Banco Bilbao Vizcaya Argentaria	1.24%
Alimentation Couche-Tard	1.20%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	3.51%
Taiwan Semiconductor Manufacturing	2.95%
Microsoft	2.21%
Apple	1.99%
Alphabet Class A	1.40%
KLA	1.36%
Amazon.com	1.31%
Howmet Aerospace	1.26%
Banco Bilbao Vizcaya Argentaria	1.24%
Alimentation Couche-Tard	1.20%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Asset Strategy Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.
During the fiscal year, the Fund added subsidiary risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Asset Strategy Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.

Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added subsidiary risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017264 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Science and Technology Fund(formerly, Macquarie Science and Technology Fund)
Class Name	Class A
Trading Symbol	WSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Science and Technology Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$143	1.17%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Science and Technology Fund (Class A) returned 44.46% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index (benchmark), returned 32.27%.
Top contributors to performance:
At the sector level, stock selection within information technology, notably within hardware and equipment and semiconductors and semiconductor equipment, contributed to performance.
An underweight to software and services added the most value relative to the benchmark.
At the stock level, investments in Seagate Technology Holdings PLC and Western Digital Corp., data center storage providers, added value relative to the benchmark given the surge in data storage demand from artificial intelligence (AI) workloads and hyperscale cloud data centers.
Top detractors from performance:
At the sector level, select tech-adjacent companies in communication services and consumer discretionary detracted from performance.
At the stock level, an underweight to Alphabet Inc. relative to the benchmark detracted value as shares rallied strongly. The rebound was fueled by renewed investor enthusiasm around Alphabet’s AI product momentum including Gemini 3 and overall AI capabilities being embedded into core products and services. Conversely, delivery platform company DoorDash Inc. underperformed amid concerns about growth and margin pressure, also detracting from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Science and Technology Fund (Class A) – including sales charge	36.14%	11.58%	17.62%
Nomura Science and Technology Fund (Class A) – excluding sales charge	44.46%	12.91%	18.32%
S&P 500 Index	17.80%	12.06%	14.16%
S&P North American Technology Sector Index	32.27%	15.21%	21.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 6,194,398,087
Holdings Count | Holding	34	[7]
Advisory Fees Paid, Amount	$ 49,962,874
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$6,194,398,087
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$49,962,874
Portfolio turnover rate	58%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.86%
Communication Services	13.67%
Consumer Discretionary	10.29%
Industrials	5.32%
Healthcare	4.78%

Top 10 equity holdings
NVIDIA	8.08%
Seagate Technology Holdings	7.30%
Taiwan Semiconductor Manufacturing ADR	5.99%
Lam Research	5.10%
Meta Platforms Class A	4.52%
Amazon.com	4.25%
Broadcom	4.14%
Microsoft	4.03%
Advanced Micro Devices	3.89%
Texas Instruments	3.56%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	8.08%
Seagate Technology Holdings	7.30%
Taiwan Semiconductor Manufacturing ADR	5.99%
Lam Research	5.10%
Meta Platforms Class A	4.52%
Amazon.com	4.25%
Broadcom	4.14%
Microsoft	4.03%
Advanced Micro Devices	3.89%
Texas Instruments	3.56%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Science and Technology Fund.
Effective July 31, 2025, the Fund introduced a new fee waiver for Class A shares of 0.92% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Science and Technology Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a new fee waiver for Class A shares of 0.92% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017266 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Science and Technology Fund(formerly, Macquarie Science and Technology Fund)
Class Name	Class C
Trading Symbol	WSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Science and Technology Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$234	1.92%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Science and Technology Fund (Class C) returned 43.39% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index (benchmark), returned 32.27%.
Top contributors to performance:
At the sector level, stock selection within information technology, notably within hardware and equipment and semiconductors and semiconductor equipment, contributed to performance.
An underweight to software and services added the most value relative to the benchmark.
At the stock level, investments in Seagate Technology Holdings PLC and Western Digital Corp., data center storage providers, added value relative to the benchmark given the surge in data storage demand from artificial intelligence (AI) workloads and hyperscale cloud data centers.
Top detractors from performance:
At the sector level, select tech-adjacent companies in communication services and consumer discretionary detracted from performance.
At the stock level, an underweight to Alphabet Inc. relative to the benchmark detracted value as shares rallied strongly. The rebound was fueled by renewed investor enthusiasm around Alphabet’s AI product momentum including Gemini 3 and overall AI capabilities being embedded into core products and services. Conversely, delivery platform company DoorDash Inc. underperformed amid concerns about growth and margin pressure, also detracting from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Science and Technology Fund (Class C) – including sales charge	42.39%	12.01%	17.59%
Nomura Science and Technology Fund (Class C) – excluding sales charge	43.39%	12.01%	17.59%
S&P 500 Index	17.80%	12.06%	14.16%
S&P North American Technology Sector Index	32.27%	15.21%	21.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 6,194,398,087
Holdings Count | Holding	34	[8]
Advisory Fees Paid, Amount	$ 49,962,874
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$6,194,398,087
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$49,962,874
Portfolio turnover rate	58%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.86%
Communication Services	13.67%
Consumer Discretionary	10.29%
Industrials	5.32%
Healthcare	4.78%

Top 10 equity holdings
NVIDIA	8.08%
Seagate Technology Holdings	7.30%
Taiwan Semiconductor Manufacturing ADR	5.99%
Lam Research	5.10%
Meta Platforms Class A	4.52%
Amazon.com	4.25%
Broadcom	4.14%
Microsoft	4.03%
Advanced Micro Devices	3.89%
Texas Instruments	3.56%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	8.08%
Seagate Technology Holdings	7.30%
Taiwan Semiconductor Manufacturing ADR	5.99%
Lam Research	5.10%
Meta Platforms Class A	4.52%
Amazon.com	4.25%
Broadcom	4.14%
Microsoft	4.03%
Advanced Micro Devices	3.89%
Texas Instruments	3.56%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Science and Technology Fund.
Effective July 31, 2025, the Fund introduced a new fee waiver for Class C shares of 0.92% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Science and Technology Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a new fee waiver for Class C shares of 0.92% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017263 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Science and Technology Fund(formerly, Macquarie Science and Technology Fund)
Class Name	Class R
Trading Symbol	WSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Science and Technology Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$173	1.42%

Expenses Paid, Amount	$ 173
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Science and Technology Fund (Class R) returned 44.08% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index (benchmark), returned 32.27%.
Top contributors to performance:
At the sector level, stock selection within information technology, notably within hardware and equipment and semiconductors and semiconductor equipment, contributed to performance.
An underweight to software and services added the most value relative to the benchmark.
At the stock level, investments in Seagate Technology Holdings PLC and Western Digital Corp., data center storage providers, added value relative to the benchmark given the surge in data storage demand from artificial intelligence (AI) workloads and hyperscale cloud data centers.
Top detractors from performance:
At the sector level, select tech-adjacent companies in communication services and consumer discretionary detracted from performance.
At the stock level, an underweight to Alphabet Inc. relative to the benchmark detracted value as shares rallied strongly. The rebound was fueled by renewed investor enthusiasm around Alphabet’s AI product momentum including Gemini 3 and overall AI capabilities being embedded into core products and services. Conversely, delivery platform company DoorDash Inc. underperformed amid concerns about growth and margin pressure, also detracting from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Science and Technology Fund (Class R) – including sales charge	44.08%	12.56%	17.93%
Nomura Science and Technology Fund (Class R) – excluding sales charge	44.08%	12.56%	17.93%
S&P 500 Index	17.80%	12.06%	14.16%
S&P North American Technology Sector Index	32.27%	15.21%	21.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 6,194,398,087
Holdings Count | Holding	34	[9]
Advisory Fees Paid, Amount	$ 49,962,874
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$6,194,398,087
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$49,962,874
Portfolio turnover rate	58%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.86%
Communication Services	13.67%
Consumer Discretionary	10.29%
Industrials	5.32%
Healthcare	4.78%

Top 10 equity holdings
NVIDIA	8.08%
Seagate Technology Holdings	7.30%
Taiwan Semiconductor Manufacturing ADR	5.99%
Lam Research	5.10%
Meta Platforms Class A	4.52%
Amazon.com	4.25%
Broadcom	4.14%
Microsoft	4.03%
Advanced Micro Devices	3.89%
Texas Instruments	3.56%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	8.08%
Seagate Technology Holdings	7.30%
Taiwan Semiconductor Manufacturing ADR	5.99%
Lam Research	5.10%
Meta Platforms Class A	4.52%
Amazon.com	4.25%
Broadcom	4.14%
Microsoft	4.03%
Advanced Micro Devices	3.89%
Texas Instruments	3.56%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Science and Technology Fund.
Effective July 31, 2025, the Fund introduced a new fee waiver for Class R shares of 0.92% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Science and Technology Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a new fee waiver for Class R shares of 0.92% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000045542 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Science and Technology Fund(formerly, Macquarie Science and Technology Fund)
Class Name	Institutional Class
Trading Symbol	ISTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Science and Technology Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$113	0.92%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Science and Technology Fund (Institutional Class) returned 44.83% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index (benchmark), returned 32.27%.
Top contributors to performance:
At the sector level, stock selection within information technology, notably within hardware and equipment and semiconductors and semiconductor equipment, contributed to performance.
An underweight to software and services added the most value relative to the benchmark.
At the stock level, investments in Seagate Technology Holdings PLC and Western Digital Corp., data center storage providers, added value relative to the benchmark given the surge in data storage demand from artificial intelligence (AI) workloads and hyperscale cloud data centers.
Top detractors from performance:
At the sector level, select tech-adjacent companies in communication services and consumer discretionary detracted from performance.
At the stock level, an underweight to Alphabet Inc. relative to the benchmark detracted value as shares rallied strongly. The rebound was fueled by renewed investor enthusiasm around Alphabet’s AI product momentum including Gemini 3 and overall AI capabilities being embedded into core products and services. Conversely, delivery platform company DoorDash Inc. underperformed amid concerns about growth and margin pressure, also detracting from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Science and Technology Fund (Institutional Class) – including sales charge	44.83%	13.17%	18.59%
Nomura Science and Technology Fund (Institutional Class) – excluding sales charge	44.83%	13.17%	18.59%
S&P 500 Index	17.80%	12.06%	14.16%
S&P North American Technology Sector Index	32.27%	15.21%	21.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 6,194,398,087
Holdings Count | Holding	34	[10]
Advisory Fees Paid, Amount	$ 49,962,874
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$6,194,398,087
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$49,962,874
Portfolio turnover rate	58%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.86%
Communication Services	13.67%
Consumer Discretionary	10.29%
Industrials	5.32%
Healthcare	4.78%

Top 10 equity holdings
NVIDIA	8.08%
Seagate Technology Holdings	7.30%
Taiwan Semiconductor Manufacturing ADR	5.99%
Lam Research	5.10%
Meta Platforms Class A	4.52%
Amazon.com	4.25%
Broadcom	4.14%
Microsoft	4.03%
Advanced Micro Devices	3.89%
Texas Instruments	3.56%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	8.08%
Seagate Technology Holdings	7.30%
Taiwan Semiconductor Manufacturing ADR	5.99%
Lam Research	5.10%
Meta Platforms Class A	4.52%
Amazon.com	4.25%
Broadcom	4.14%
Microsoft	4.03%
Advanced Micro Devices	3.89%
Texas Instruments	3.56%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Science and Technology Fund.
Effective July 31, 2025, the Fund introduced a new fee waiver for Institutional Class shares of 0.92% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Science and Technology Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a new fee waiver for Institutional Class shares of 0.92% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146678 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Science and Technology Fund(formerly, Macquarie Science and Technology Fund)
Class Name	Class R6
Trading Symbol	ISTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Science and Technology Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$103	0.84%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Science and Technology Fund (Class R6) returned 44.92% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index (benchmark), returned 32.27%.
Top contributors to performance:
At the sector level, stock selection within information technology, notably within hardware and equipment and semiconductors and semiconductor equipment, contributed to performance.
An underweight to software and services added the most value relative to the benchmark.
At the stock level, investments in Seagate Technology Holdings PLC and Western Digital Corp., data center storage providers, added value relative to the benchmark given the surge in data storage demand from artificial intelligence (AI) workloads and hyperscale cloud data centers.
Top detractors from performance:
At the sector level, select tech-adjacent companies in communication services and consumer discretionary detracted from performance.
At the stock level, an underweight to Alphabet Inc. relative to the benchmark detracted value as shares rallied strongly. The rebound was fueled by renewed investor enthusiasm around Alphabet’s AI product momentum including Gemini 3 and overall AI capabilities being embedded into core products and services. Conversely, delivery platform company DoorDash Inc. underperformed amid concerns about growth and margin pressure, also detracting from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Science and Technology Fund (Class R6) – including sales charge	44.92%	13.27%	18.74%
Nomura Science and Technology Fund (Class R6) – excluding sales charge	44.92%	13.27%	18.74%
S&P 500 Index	17.80%	12.06%	14.16%
S&P North American Technology Sector Index	32.27%	15.21%	21.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 6,194,398,087
Holdings Count | Holding	34	[11]
Advisory Fees Paid, Amount	$ 49,962,874
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$6,194,398,087
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$49,962,874
Portfolio turnover rate	58%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.86%
Communication Services	13.67%
Consumer Discretionary	10.29%
Industrials	5.32%
Healthcare	4.78%

Top 10 equity holdings
NVIDIA	8.08%
Seagate Technology Holdings	7.30%
Taiwan Semiconductor Manufacturing ADR	5.99%
Lam Research	5.10%
Meta Platforms Class A	4.52%
Amazon.com	4.25%
Broadcom	4.14%
Microsoft	4.03%
Advanced Micro Devices	3.89%
Texas Instruments	3.56%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	8.08%
Seagate Technology Holdings	7.30%
Taiwan Semiconductor Manufacturing ADR	5.99%
Lam Research	5.10%
Meta Platforms Class A	4.52%
Amazon.com	4.25%
Broadcom	4.14%
Microsoft	4.03%
Advanced Micro Devices	3.89%
Texas Instruments	3.56%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Science and Technology Fund.
Effective July 31, 2025, the Fund introduced a new fee waiver for Class R6 shares of 0.84% (excluding certain items).
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Science and Technology Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a new fee waiver for Class R6 shares of 0.84% (excluding certain items).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017267 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Science and Technology Fund(formerly, Macquarie Science and Technology Fund)
Class Name	Class Y
Trading Symbol	WSTYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Science and Technology Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$143	1.17%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Science and Technology Fund (Class Y) returned 44.44% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the S&P North American Technology Sector Index, the Fund's narrowly based securities market index (benchmark), returned 32.27%.
Top contributors to performance:
At the sector level, stock selection within information technology, notably within hardware and equipment and semiconductors and semiconductor equipment, contributed to performance.
An underweight to software and services added the most value relative to the benchmark.
At the stock level, investments in Seagate Technology Holdings PLC and Western Digital Corp., data center storage providers, added value relative to the benchmark given the surge in data storage demand from artificial intelligence (AI) workloads and hyperscale cloud data centers.
Top detractors from performance:
At the sector level, select tech-adjacent companies in communication services and consumer discretionary detracted from performance.
At the stock level, an underweight to Alphabet Inc. relative to the benchmark detracted value as shares rallied strongly. The rebound was fueled by renewed investor enthusiasm around Alphabet’s AI product momentum including Gemini 3 and overall AI capabilities being embedded into core products and services. Conversely, delivery platform company DoorDash Inc. underperformed amid concerns about growth and margin pressure, also detracting from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Science and Technology Fund (Class Y) – including sales charge	44.44%	12.90%	18.32%
Nomura Science and Technology Fund (Class Y) – excluding sales charge	44.44%	12.90%	18.32%
S&P 500 Index	17.80%	12.06%	14.16%
S&P North American Technology Sector Index	32.27%	15.21%	21.42%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 6,194,398,087
Holdings Count | Holding	34	[12]
Advisory Fees Paid, Amount	$ 49,962,874
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$6,194,398,087
Total number of portfolio holdings*	34
Total advisory fees paid (during reporting period)	$49,962,874
Portfolio turnover rate	58%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	64.86%
Communication Services	13.67%
Consumer Discretionary	10.29%
Industrials	5.32%
Healthcare	4.78%

Top 10 equity holdings
NVIDIA	8.08%
Seagate Technology Holdings	7.30%
Taiwan Semiconductor Manufacturing ADR	5.99%
Lam Research	5.10%
Meta Platforms Class A	4.52%
Amazon.com	4.25%
Broadcom	4.14%
Microsoft	4.03%
Advanced Micro Devices	3.89%
Texas Instruments	3.56%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	8.08%
Seagate Technology Holdings	7.30%
Taiwan Semiconductor Manufacturing ADR	5.99%
Lam Research	5.10%
Meta Platforms Class A	4.52%
Amazon.com	4.25%
Broadcom	4.14%
Microsoft	4.03%
Advanced Micro Devices	3.89%
Texas Instruments	3.56%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Science and Technology Fund.
Effective July 31, 2025, the Fund introduced a new fee waiver for Class Y shares of 0.92% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Science and Technology Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a new fee waiver for Class Y shares of 0.92% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017272 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Growth Fund(formerly, Macquarie Small Cap Growth Fund)
Class Name	Class Y
Trading Symbol	WSCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Small Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$126	1.13%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Growth Fund (Class Y) returned 23.00% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned 23.58%.
Top contributors to performance:
Stock selection in information technology with a focus on beneficiaries of the artificial intelligence (AI) buildout
Strong performance in consumer staples, specifically PriceSmart Inc.
Favorable weighting and stock selection in industrials
Top detractors from performance:
Stock selection and an underweight allocation to biotechnology within healthcare
An overweight allocation to the underperforming consumer discretionary sector from inflation and consumer spending fears
An underweight allocation to the outperforming materials sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Small Cap Growth Fund (Class Y) – including sales charge	23.00%	0.71%	9.78%
Nomura Small Cap Growth Fund (Class Y) – excluding sales charge	23.00%	0.71%	9.78%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2000 Growth Index	23.58%	1.62%	9.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 983,995,886
Holdings Count | Holding	87	[13]
Advisory Fees Paid, Amount	$ 7,276,216
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$983,995,886
Total number of portfolio holdings*	87
Total advisory fees paid (during reporting period)	$7,276,216
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.68%
Healthcare	23.00%
Information Technology	22.55%
Consumer Discretionary	10.48%
Financials	8.53%
Consumer Staples	3.68%
Energy	2.53%
Communication Services	2.51%
Materials	1.08%

Top 10 equity holdings
Advanced Energy Industries	3.15%
OSI Systems	2.98%
Mirum Pharmaceuticals	2.60%
IMAX	2.51%
Everus Construction Group	2.43%
FirstCash Holdings	2.22%
PriceSmart	2.06%
AAR	2.01%
Tarsus Pharmaceuticals	1.95%
Encompass Health	1.94%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Advanced Energy Industries	3.15%
OSI Systems	2.98%
Mirum Pharmaceuticals	2.60%
IMAX	2.51%
Everus Construction Group	2.43%
FirstCash Holdings	2.22%
PriceSmart	2.06%
AAR	2.01%
Tarsus Pharmaceuticals	1.95%
Encompass Health	1.94%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Small Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146679 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Growth Fund(formerly, Macquarie Small Cap Growth Fund)
Class Name	Class R6
Trading Symbol	IRGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Small Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$85	0.76%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Growth Fund (Class R6) returned 23.47% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned 23.58%.
Top contributors to performance:
Stock selection in information technology with a focus on beneficiaries of the artificial intelligence (AI) buildout
Strong performance in consumer staples, specifically PriceSmart Inc.
Favorable weighting and stock selection in industrials
Top detractors from performance:
Stock selection and an underweight allocation to biotechnology within healthcare
An overweight allocation to the underperforming consumer discretionary sector from inflation and consumer spending fears
An underweight allocation to the outperforming materials sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Small Cap Growth Fund (Class R6) – including sales charge	23.47%	1.07%	10.19%
Nomura Small Cap Growth Fund (Class R6) – excluding sales charge	23.47%	1.07%	10.19%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2000 Growth Index	23.58%	1.62%	9.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 983,995,886
Holdings Count | Holding	87	[14]
Advisory Fees Paid, Amount	$ 7,276,216
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$983,995,886
Total number of portfolio holdings*	87
Total advisory fees paid (during reporting period)	$7,276,216
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.68%
Healthcare	23.00%
Information Technology	22.55%
Consumer Discretionary	10.48%
Financials	8.53%
Consumer Staples	3.68%
Energy	2.53%
Communication Services	2.51%
Materials	1.08%

Top 10 equity holdings
Advanced Energy Industries	3.15%
OSI Systems	2.98%
Mirum Pharmaceuticals	2.60%
IMAX	2.51%
Everus Construction Group	2.43%
FirstCash Holdings	2.22%
PriceSmart	2.06%
AAR	2.01%
Tarsus Pharmaceuticals	1.95%
Encompass Health	1.94%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Advanced Energy Industries	3.15%
OSI Systems	2.98%
Mirum Pharmaceuticals	2.60%
IMAX	2.51%
Everus Construction Group	2.43%
FirstCash Holdings	2.22%
PriceSmart	2.06%
AAR	2.01%
Tarsus Pharmaceuticals	1.95%
Encompass Health	1.94%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Small Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000045543 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Growth Fund(formerly, Macquarie Small Cap Growth Fund)
Class Name	Institutional Class
Trading Symbol	IYSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Small Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$98	0.88%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Growth Fund (Institutional Class) returned 23.30% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned 23.58%.
Top contributors to performance:
Stock selection in information technology with a focus on beneficiaries of the artificial intelligence (AI) buildout
Strong performance in consumer staples, specifically PriceSmart Inc.
Favorable weighting and stock selection in industrials
Top detractors from performance:
Stock selection and an underweight allocation to biotechnology within healthcare
An overweight allocation to the underperforming consumer discretionary sector from inflation and consumer spending fears
An underweight allocation to the outperforming materials sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Small Cap Growth Fund (Institutional Class) – including sales charge	23.30%	0.99%	10.11%
Nomura Small Cap Growth Fund (Institutional Class) – excluding sales charge	23.30%	0.99%	10.11%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2000 Growth Index	23.58%	1.62%	9.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 983,995,886
Holdings Count | Holding	87	[15]
Advisory Fees Paid, Amount	$ 7,276,216
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$983,995,886
Total number of portfolio holdings*	87
Total advisory fees paid (during reporting period)	$7,276,216
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.68%
Healthcare	23.00%
Information Technology	22.55%
Consumer Discretionary	10.48%
Financials	8.53%
Consumer Staples	3.68%
Energy	2.53%
Communication Services	2.51%
Materials	1.08%

Top 10 equity holdings
Advanced Energy Industries	3.15%
OSI Systems	2.98%
Mirum Pharmaceuticals	2.60%
IMAX	2.51%
Everus Construction Group	2.43%
FirstCash Holdings	2.22%
PriceSmart	2.06%
AAR	2.01%
Tarsus Pharmaceuticals	1.95%
Encompass Health	1.94%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Advanced Energy Industries	3.15%
OSI Systems	2.98%
Mirum Pharmaceuticals	2.60%
IMAX	2.51%
Everus Construction Group	2.43%
FirstCash Holdings	2.22%
PriceSmart	2.06%
AAR	2.01%
Tarsus Pharmaceuticals	1.95%
Encompass Health	1.94%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Small Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017268 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Growth Fund(formerly, Macquarie Small Cap Growth Fund)
Class Name	Class R
Trading Symbol	WSGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Small Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$154	1.38%

Expenses Paid, Amount	$ 154
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Growth Fund (Class R) returned 22.71% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned 23.58%.
Top contributors to performance:
Stock selection in information technology with a focus on beneficiaries of the artificial intelligence (AI) buildout
Strong performance in consumer staples, specifically PriceSmart Inc.
Favorable weighting and stock selection in industrials
Top detractors from performance:
Stock selection and an underweight allocation to biotechnology within healthcare
An overweight allocation to the underperforming consumer discretionary sector from inflation and consumer spending fears
An underweight allocation to the outperforming materials sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Small Cap Growth Fund (Class R) – including sales charge	22.71%	0.44%	9.44%
Nomura Small Cap Growth Fund (Class R) – excluding sales charge	22.71%	0.44%	9.44%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2000 Growth Index	23.58%	1.62%	9.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 983,995,886
Holdings Count | Holding	87	[16]
Advisory Fees Paid, Amount	$ 7,276,216
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$983,995,886
Total number of portfolio holdings*	87
Total advisory fees paid (during reporting period)	$7,276,216
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.68%
Healthcare	23.00%
Information Technology	22.55%
Consumer Discretionary	10.48%
Financials	8.53%
Consumer Staples	3.68%
Energy	2.53%
Communication Services	2.51%
Materials	1.08%

Top 10 equity holdings
Advanced Energy Industries	3.15%
OSI Systems	2.98%
Mirum Pharmaceuticals	2.60%
IMAX	2.51%
Everus Construction Group	2.43%
FirstCash Holdings	2.22%
PriceSmart	2.06%
AAR	2.01%
Tarsus Pharmaceuticals	1.95%
Encompass Health	1.94%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Advanced Energy Industries	3.15%
OSI Systems	2.98%
Mirum Pharmaceuticals	2.60%
IMAX	2.51%
Everus Construction Group	2.43%
FirstCash Holdings	2.22%
PriceSmart	2.06%
AAR	2.01%
Tarsus Pharmaceuticals	1.95%
Encompass Health	1.94%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Small Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017271 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Growth Fund(formerly, Macquarie Small Cap Growth Fund)
Class Name	Class C
Trading Symbol	WRGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Small Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	1.88%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	1.88%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Growth Fund (Class C) returned 22.13% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned 23.58%.
Top contributors to performance:
Stock selection in information technology with a focus on beneficiaries of the artificial intelligence (AI) buildout
Strong performance in consumer staples, specifically PriceSmart Inc.
Favorable weighting and stock selection in industrials
Top detractors from performance:
Stock selection and an underweight allocation to biotechnology within healthcare
An overweight allocation to the underperforming consumer discretionary sector from inflation and consumer spending fears
An underweight allocation to the outperforming materials sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Small Cap Growth Fund (Class C) – including sales charge	21.13%	-0.05%	9.11%
Nomura Small Cap Growth Fund (Class C) – excluding sales charge	22.13%	-0.05%	9.11%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2000 Growth Index	23.58%	1.62%	9.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 983,995,886
Holdings Count | Holding	87	[17]
Advisory Fees Paid, Amount	$ 7,276,216
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$983,995,886
Total number of portfolio holdings*	87
Total advisory fees paid (during reporting period)	$7,276,216
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.68%
Healthcare	23.00%
Information Technology	22.55%
Consumer Discretionary	10.48%
Financials	8.53%
Consumer Staples	3.68%
Energy	2.53%
Communication Services	2.51%
Materials	1.08%

Top 10 equity holdings
Advanced Energy Industries	3.15%
OSI Systems	2.98%
Mirum Pharmaceuticals	2.60%
IMAX	2.51%
Everus Construction Group	2.43%
FirstCash Holdings	2.22%
PriceSmart	2.06%
AAR	2.01%
Tarsus Pharmaceuticals	1.95%
Encompass Health	1.94%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Advanced Energy Industries	3.15%
OSI Systems	2.98%
Mirum Pharmaceuticals	2.60%
IMAX	2.51%
Everus Construction Group	2.43%
FirstCash Holdings	2.22%
PriceSmart	2.06%
AAR	2.01%
Tarsus Pharmaceuticals	1.95%
Encompass Health	1.94%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Small Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017269 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Small Cap Growth Fund(formerly, Macquarie Small Cap Growth Fund)
Class Name	Class A
Trading Symbol	WSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Small Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.13%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Small Cap Growth Fund (Class A) returned 22.98% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2000® Growth Index, the Fund's narrowly based securities market index, returned 23.58%.
Top contributors to performance:
Stock selection in information technology with a focus on beneficiaries of the artificial intelligence (AI) buildout
Strong performance in consumer staples, specifically PriceSmart Inc.
Favorable weighting and stock selection in industrials
Top detractors from performance:
Stock selection and an underweight allocation to biotechnology within healthcare
An overweight allocation to the underperforming consumer discretionary sector from inflation and consumer spending fears
An underweight allocation to the outperforming materials sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Small Cap Growth Fund (Class A) – including sales charge	15.90%	-0.48%	9.11%
Nomura Small Cap Growth Fund (Class A) – excluding sales charge	22.98%	0.71%	9.76%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2000 Growth Index	23.58%	1.62%	9.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 983,995,886
Holdings Count | Holding	87	[18]
Advisory Fees Paid, Amount	$ 7,276,216
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$983,995,886
Total number of portfolio holdings*	87
Total advisory fees paid (during reporting period)	$7,276,216
Portfolio turnover rate	62%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	23.68%
Healthcare	23.00%
Information Technology	22.55%
Consumer Discretionary	10.48%
Financials	8.53%
Consumer Staples	3.68%
Energy	2.53%
Communication Services	2.51%
Materials	1.08%

Top 10 equity holdings
Advanced Energy Industries	3.15%
OSI Systems	2.98%
Mirum Pharmaceuticals	2.60%
IMAX	2.51%
Everus Construction Group	2.43%
FirstCash Holdings	2.22%
PriceSmart	2.06%
AAR	2.01%
Tarsus Pharmaceuticals	1.95%
Encompass Health	1.94%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Advanced Energy Industries	3.15%
OSI Systems	2.98%
Mirum Pharmaceuticals	2.60%
IMAX	2.51%
Everus Construction Group	2.43%
FirstCash Holdings	2.22%
PriceSmart	2.06%
AAR	2.01%
Tarsus Pharmaceuticals	1.95%
Encompass Health	1.94%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Small Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Small Cap Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017277 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Core Equity Fund(formerly, Macquarie Core Equity Fund)
Class Name	Class A
Trading Symbol	WCEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Core Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Core Equity Fund (Class A) returned 13.27% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%.
Top contributors to performance:
Stock selection in the industrials sector, primarily by way of an overweight allocation to Howmet Aerospace Inc., was a leading contributor to relative performance during the reporting period.
A meaningful underweight allocation to the healthcare sector was the leading allocation contributor to performance relative to the Fund's benchmark.
The Fund’s most significant overall contributors to relative performance were Taiwan Semiconductor Manufacturing Co. Inc., Seagate Technology Holdings PLC, and Howmet Aerospace.
Top detractors from performance:
The Fund’s overweight allocation to the financials sector was the leading detractor from relative performance during the reporting period.
Also within financials, stock selection meaningfully detracted from relative performance.
Top overall detractors from relative performance were Fiserv Inc., Salesforce Inc., and NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Core Equity Fund (Class A) – including sales charge	6.78%	9.93%	12.71%
Nomura Core Equity Fund (Class A) – excluding sales charge	13.27%	11.25%	13.38%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 3,384,573,104
Holdings Count | Holding	48	[19]
Advisory Fees Paid, Amount	$ 22,949,133
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$3,384,573,104
Total number of portfolio holdings*	48
Total advisory fees paid (during reporting period)	$22,949,133
Portfolio turnover rate	40%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	32.42%
Industrials	16.67%
Financials	16.13%
Communication Services	9.81%
Healthcare	7.95%
Consumer Discretionary	5.27%
Utilities	3.44%
Consumer Staples	2.64%
Materials	2.12%

Top 10 equity holdings
NVIDIA	7.48%
Alphabet Class A	6.29%
Apple	4.88%
Taiwan Semiconductor Manufacturing ADR	4.33%
Howmet Aerospace	3.48%
Microsoft	3.46%
Applied Materials	2.83%
Amazon.com	2.81%
Costco Wholesale	2.64%
Eaton	2.63%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	7.48%
Alphabet Class A	6.29%
Apple	4.88%
Taiwan Semiconductor Manufacturing ADR	4.33%
Howmet Aerospace	3.48%
Microsoft	3.46%
Applied Materials	2.83%
Amazon.com	2.81%
Costco Wholesale	2.64%
Eaton	2.63%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Core Equity Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Core Equity Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017279 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Core Equity Fund(formerly, Macquarie Core Equity Fund)
Class Name	Class C
Trading Symbol	WTRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Core Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$185	1.74%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.74%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Core Equity Fund (Class C) returned 12.37% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%.
Top contributors to performance:
Stock selection in the industrials sector, primarily by way of an overweight allocation to Howmet Aerospace Inc., was a leading contributor to relative performance during the reporting period.
A meaningful underweight allocation to the healthcare sector was the leading allocation contributor to performance relative to the Fund's benchmark.
The Fund’s most significant overall contributors to relative performance were Taiwan Semiconductor Manufacturing Co. Inc., Seagate Technology Holdings PLC, and Howmet Aerospace.
Top detractors from performance:
The Fund’s overweight allocation to the financials sector was the leading detractor from relative performance during the reporting period.
Also within financials, stock selection meaningfully detracted from relative performance.
Top overall detractors from relative performance were Fiserv Inc., Salesforce Inc., and NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Core Equity Fund (Class C) – including sales charge	11.46%	10.36%	12.64%
Nomura Core Equity Fund (Class C) – excluding sales charge	12.37%	10.36%	12.64%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 3,384,573,104
Holdings Count | Holding	48	[20]
Advisory Fees Paid, Amount	$ 22,949,133
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$3,384,573,104
Total number of portfolio holdings*	48
Total advisory fees paid (during reporting period)	$22,949,133
Portfolio turnover rate	40%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	32.42%
Industrials	16.67%
Financials	16.13%
Communication Services	9.81%
Healthcare	7.95%
Consumer Discretionary	5.27%
Utilities	3.44%
Consumer Staples	2.64%
Materials	2.12%

Top 10 equity holdings
NVIDIA	7.48%
Alphabet Class A	6.29%
Apple	4.88%
Taiwan Semiconductor Manufacturing ADR	4.33%
Howmet Aerospace	3.48%
Microsoft	3.46%
Applied Materials	2.83%
Amazon.com	2.81%
Costco Wholesale	2.64%
Eaton	2.63%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	7.48%
Alphabet Class A	6.29%
Apple	4.88%
Taiwan Semiconductor Manufacturing ADR	4.33%
Howmet Aerospace	3.48%
Microsoft	3.46%
Applied Materials	2.83%
Amazon.com	2.81%
Costco Wholesale	2.64%
Eaton	2.63%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Core Equity Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Core Equity Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000122149 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Core Equity Fund(formerly, Macquarie Core Equity Fund)
Class Name	Class R
Trading Symbol	IYCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Core Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.24%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Core Equity Fund (Class R) returned 12.98% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%.
Top contributors to performance:
Stock selection in the industrials sector, primarily by way of an overweight allocation to Howmet Aerospace Inc., was a leading contributor to relative performance during the reporting period.
A meaningful underweight allocation to the healthcare sector was the leading allocation contributor to performance relative to the Fund's benchmark.
The Fund’s most significant overall contributors to relative performance were Taiwan Semiconductor Manufacturing Co. Inc., Seagate Technology Holdings PLC, and Howmet Aerospace.
Top detractors from performance:
The Fund’s overweight allocation to the financials sector was the leading detractor from relative performance during the reporting period.
Also within financials, stock selection meaningfully detracted from relative performance.
Top overall detractors from relative performance were Fiserv Inc., Salesforce Inc., and NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Core Equity Fund (Class R) – including sales charge	12.98%	10.92%	13.00%
Nomura Core Equity Fund (Class R) – excluding sales charge	12.98%	10.92%	13.00%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 3,384,573,104
Holdings Count | Holding	48	[21]
Advisory Fees Paid, Amount	$ 22,949,133
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$3,384,573,104
Total number of portfolio holdings*	48
Total advisory fees paid (during reporting period)	$22,949,133
Portfolio turnover rate	40%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	32.42%
Industrials	16.67%
Financials	16.13%
Communication Services	9.81%
Healthcare	7.95%
Consumer Discretionary	5.27%
Utilities	3.44%
Consumer Staples	2.64%
Materials	2.12%

Top 10 equity holdings
NVIDIA	7.48%
Alphabet Class A	6.29%
Apple	4.88%
Taiwan Semiconductor Manufacturing ADR	4.33%
Howmet Aerospace	3.48%
Microsoft	3.46%
Applied Materials	2.83%
Amazon.com	2.81%
Costco Wholesale	2.64%
Eaton	2.63%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	7.48%
Alphabet Class A	6.29%
Apple	4.88%
Taiwan Semiconductor Manufacturing ADR	4.33%
Howmet Aerospace	3.48%
Microsoft	3.46%
Applied Materials	2.83%
Amazon.com	2.81%
Costco Wholesale	2.64%
Eaton	2.63%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Core Equity Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Core Equity Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000045545 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Core Equity Fund(formerly, Macquarie Core Equity Fund)
Class Name	Institutional Class
Trading Symbol	ICIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Core Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Core Equity Fund (Institutional Class) returned 13.53% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%.
Top contributors to performance:
Stock selection in the industrials sector, primarily by way of an overweight allocation to Howmet Aerospace Inc., was a leading contributor to relative performance during the reporting period.
A meaningful underweight allocation to the healthcare sector was the leading allocation contributor to performance relative to the Fund's benchmark.
The Fund’s most significant overall contributors to relative performance were Taiwan Semiconductor Manufacturing Co. Inc., Seagate Technology Holdings PLC, and Howmet Aerospace.
Top detractors from performance:
The Fund’s overweight allocation to the financials sector was the leading detractor from relative performance during the reporting period.
Also within financials, stock selection meaningfully detracted from relative performance.
Top overall detractors from relative performance were Fiserv Inc., Salesforce Inc., and NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Core Equity Fund (Institutional Class) – including sales charge	13.53%	11.50%	13.65%
Nomura Core Equity Fund (Institutional Class) – excluding sales charge	13.53%	11.50%	13.65%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 3,384,573,104
Holdings Count | Holding	48	[22]
Advisory Fees Paid, Amount	$ 22,949,133
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$3,384,573,104
Total number of portfolio holdings*	48
Total advisory fees paid (during reporting period)	$22,949,133
Portfolio turnover rate	40%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	32.42%
Industrials	16.67%
Financials	16.13%
Communication Services	9.81%
Healthcare	7.95%
Consumer Discretionary	5.27%
Utilities	3.44%
Consumer Staples	2.64%
Materials	2.12%

Top 10 equity holdings
NVIDIA	7.48%
Alphabet Class A	6.29%
Apple	4.88%
Taiwan Semiconductor Manufacturing ADR	4.33%
Howmet Aerospace	3.48%
Microsoft	3.46%
Applied Materials	2.83%
Amazon.com	2.81%
Costco Wholesale	2.64%
Eaton	2.63%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	7.48%
Alphabet Class A	6.29%
Apple	4.88%
Taiwan Semiconductor Manufacturing ADR	4.33%
Howmet Aerospace	3.48%
Microsoft	3.46%
Applied Materials	2.83%
Amazon.com	2.81%
Costco Wholesale	2.64%
Eaton	2.63%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Core Equity Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Core Equity Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146680 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Core Equity Fund(formerly, Macquarie Core Equity Fund)
Class Name	Class R6
Trading Symbol	ICEQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Core Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Core Equity Fund (Class R6) returned 13.58% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%.
Top contributors to performance:
Stock selection in the industrials sector, primarily by way of an overweight allocation to Howmet Aerospace Inc., was a leading contributor to relative performance during the reporting period.
A meaningful underweight allocation to the healthcare sector was the leading allocation contributor to performance relative to the Fund's benchmark.
The Fund’s most significant overall contributors to relative performance were Taiwan Semiconductor Manufacturing Co. Inc., Seagate Technology Holdings PLC, and Howmet Aerospace.
Top detractors from performance:
The Fund’s overweight allocation to the financials sector was the leading detractor from relative performance during the reporting period.
Also within financials, stock selection meaningfully detracted from relative performance.
Top overall detractors from relative performance were Fiserv Inc., Salesforce Inc., and NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Core Equity Fund (Class R6) – including sales charge	13.58%	11.59%	13.77%
Nomura Core Equity Fund (Class R6) – excluding sales charge	13.58%	11.59%	13.77%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 3,384,573,104
Holdings Count | Holding	48	[23]
Advisory Fees Paid, Amount	$ 22,949,133
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$3,384,573,104
Total number of portfolio holdings*	48
Total advisory fees paid (during reporting period)	$22,949,133
Portfolio turnover rate	40%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	32.42%
Industrials	16.67%
Financials	16.13%
Communication Services	9.81%
Healthcare	7.95%
Consumer Discretionary	5.27%
Utilities	3.44%
Consumer Staples	2.64%
Materials	2.12%

Top 10 equity holdings
NVIDIA	7.48%
Alphabet Class A	6.29%
Apple	4.88%
Taiwan Semiconductor Manufacturing ADR	4.33%
Howmet Aerospace	3.48%
Microsoft	3.46%
Applied Materials	2.83%
Amazon.com	2.81%
Costco Wholesale	2.64%
Eaton	2.63%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	7.48%
Alphabet Class A	6.29%
Apple	4.88%
Taiwan Semiconductor Manufacturing ADR	4.33%
Howmet Aerospace	3.48%
Microsoft	3.46%
Applied Materials	2.83%
Amazon.com	2.81%
Costco Wholesale	2.64%
Eaton	2.63%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Core Equity Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Core Equity Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017280 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Core Equity Fund(formerly, Macquarie Core Equity Fund)
Class Name	Class Y
Trading Symbol	WCEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Core Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$106	0.99%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Core Equity Fund (Class Y) returned 13.28% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%.
Top contributors to performance:
Stock selection in the industrials sector, primarily by way of an overweight allocation to Howmet Aerospace Inc., was a leading contributor to relative performance during the reporting period.
A meaningful underweight allocation to the healthcare sector was the leading allocation contributor to performance relative to the Fund's benchmark.
The Fund’s most significant overall contributors to relative performance were Taiwan Semiconductor Manufacturing Co. Inc., Seagate Technology Holdings PLC, and Howmet Aerospace.
Top detractors from performance:
The Fund’s overweight allocation to the financials sector was the leading detractor from relative performance during the reporting period.
Also within financials, stock selection meaningfully detracted from relative performance.
Top overall detractors from relative performance were Fiserv Inc., Salesforce Inc., and NVIDIA Corp.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Core Equity Fund (Class Y) – including sales charge	13.28%	11.29%	13.53%
Nomura Core Equity Fund (Class Y) – excluding sales charge	13.28%	11.29%	13.53%
S&P 500 Index	17.80%	12.06%	14.16%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 3,384,573,104
Holdings Count | Holding	48	[24]
Advisory Fees Paid, Amount	$ 22,949,133
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$3,384,573,104
Total number of portfolio holdings*	48
Total advisory fees paid (during reporting period)	$22,949,133
Portfolio turnover rate	40%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	32.42%
Industrials	16.67%
Financials	16.13%
Communication Services	9.81%
Healthcare	7.95%
Consumer Discretionary	5.27%
Utilities	3.44%
Consumer Staples	2.64%
Materials	2.12%

Top 10 equity holdings
NVIDIA	7.48%
Alphabet Class A	6.29%
Apple	4.88%
Taiwan Semiconductor Manufacturing ADR	4.33%
Howmet Aerospace	3.48%
Microsoft	3.46%
Applied Materials	2.83%
Amazon.com	2.81%
Costco Wholesale	2.64%
Eaton	2.63%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	7.48%
Alphabet Class A	6.29%
Apple	4.88%
Taiwan Semiconductor Manufacturing ADR	4.33%
Howmet Aerospace	3.48%
Microsoft	3.46%
Applied Materials	2.83%
Amazon.com	2.81%
Costco Wholesale	2.64%
Eaton	2.63%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Core Equity Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Core Equity Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017284 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura High Income Fund(formerly, Macquarie High Income Fund)
Class Name	Class Y
Trading Symbol	WHIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura High Income Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura High Income Fund (Class Y) returned 5.07% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.35%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 6.90%.
Top contributors to performance:
Security selection within the banking sector
Security selection within the capital goods sector
Security selection within the automotive sector
Top detractors from performance:
Security selection within the gaming sector
An underweight allocation to the real estate sector
An underweight allocation and security selection within the services sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura High Income Fund (Class Y) – including sales charge	5.07%	2.56%	5.10%
Nomura High Income Fund (Class Y) – excluding sales charge	5.07%	2.56%	5.10%
Bloomberg US Aggregate Index	4.35%	0.31%	1.70%
ICE BofA US High Yield Constrained Index	6.90%	4.20%	6.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,728,885,704
Holdings Count | Holding	240	[25]
Advisory Fees Paid, Amount	$ 9,587,216
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,728,885,704
Total number of portfolio holdings*	240
Total advisory fees paid (during reporting period)	$9,587,216
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.18%
Media	10.57%
Healthcare	7.70%
Capital Goods	7.42%
Basic Industry	7.17%
Financial Services	6.34%
Insurance	5.80%
Telecommunications	5.41%
Retail	5.31%
Services	4.34%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura High Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura High Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146681 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura High Income Fund(formerly, Macquarie High Income Fund)
Class Name	Class R6
Trading Symbol	IHIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura High Income Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$55	0.54%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura High Income Fund (Class R6) returned 5.42% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.35%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 6.90%.
Top contributors to performance:
Security selection within the banking sector
Security selection within the capital goods sector
Security selection within the automotive sector
Top detractors from performance:
Security selection within the gaming sector
An underweight allocation to the real estate sector
An underweight allocation and security selection within the services sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura High Income Fund (Class R6) – including sales charge	5.42%	2.93%	5.50%
Nomura High Income Fund (Class R6) – excluding sales charge	5.42%	2.93%	5.50%
Bloomberg US Aggregate Index	4.35%	0.31%	1.70%
ICE BofA US High Yield Constrained Index	6.90%	4.20%	6.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,728,885,704
Holdings Count | Holding	240	[26]
Advisory Fees Paid, Amount	$ 9,587,216
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,728,885,704
Total number of portfolio holdings*	240
Total advisory fees paid (during reporting period)	$9,587,216
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.18%
Media	10.57%
Healthcare	7.70%
Capital Goods	7.42%
Basic Industry	7.17%
Financial Services	6.34%
Insurance	5.80%
Telecommunications	5.41%
Retail	5.31%
Services	4.34%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura High Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura High Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000045546 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura High Income Fund(formerly, Macquarie High Income Fund)
Class Name	Institutional Class
Trading Symbol	IVHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura High Income Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura High Income Fund (Institutional Class) returned 5.51% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.35%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 6.90%.
Top contributors to performance:
Security selection within the banking sector
Security selection within the capital goods sector
Security selection within the automotive sector
Top detractors from performance:
Security selection within the gaming sector
An underweight allocation to the real estate sector
An underweight allocation and security selection within the services sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura High Income Fund (Institutional Class) – including sales charge	5.51%*	2.84%	5.37%
Nomura High Income Fund (Institutional Class) – excluding sales charge	5.51%*	2.84%	5.37%
Bloomberg US Aggregate Index	4.35%	0.31%	1.70%
ICE BofA US High Yield Constrained Index	6.90%	4.20%	6.04%
* The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,728,885,704
Holdings Count | Holding	240	[27]
Advisory Fees Paid, Amount	$ 9,587,216
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,728,885,704
Total number of portfolio holdings*	240
Total advisory fees paid (during reporting period)	$9,587,216
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.18%
Media	10.57%
Healthcare	7.70%
Capital Goods	7.42%
Basic Industry	7.17%
Financial Services	6.34%
Insurance	5.80%
Telecommunications	5.41%
Retail	5.31%
Services	4.34%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura High Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura High Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000122150 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura High Income Fund(formerly, Macquarie High Income Fund)
Class Name	Class R
Trading Symbol	IYHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura High Income Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$116	1.13%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura High Income Fund (Class R) returned 4.98% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.35%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 6.90%.
Top contributors to performance:
Security selection within the banking sector
Security selection within the capital goods sector
Security selection within the automotive sector
Top detractors from performance:
Security selection within the gaming sector
An underweight allocation to the real estate sector
An underweight allocation and security selection within the services sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura High Income Fund (Class R) – including sales charge	4.98%*	2.31%	4.78%
Nomura High Income Fund (Class R) – excluding sales charge	4.98%*	2.31%	4.78%
Bloomberg US Aggregate Index	4.35%	0.31%	1.70%
ICE BofA US High Yield Constrained Index	6.90%	4.20%	6.04%
* The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,728,885,704
Holdings Count | Holding	240	[28]
Advisory Fees Paid, Amount	$ 9,587,216
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,728,885,704
Total number of portfolio holdings*	240
Total advisory fees paid (during reporting period)	$9,587,216
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.18%
Media	10.57%
Healthcare	7.70%
Capital Goods	7.42%
Basic Industry	7.17%
Financial Services	6.34%
Insurance	5.80%
Telecommunications	5.41%
Retail	5.31%
Services	4.34%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura High Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura High Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017283 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura High Income Fund(formerly, Macquarie High Income Fund)
Class Name	Class C
Trading Symbol	WRHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura High Income Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.63%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura High Income Fund (Class C) returned 4.28% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.35%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 6.90%.
Top contributors to performance:
Security selection within the banking sector
Security selection within the capital goods sector
Security selection within the automotive sector
Top detractors from performance:
Security selection within the gaming sector
An underweight allocation to the real estate sector
An underweight allocation and security selection within the services sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura High Income Fund (Class C) – including sales charge	3.30%	1.81%	4.52%
Nomura High Income Fund (Class C) – excluding sales charge	4.28%	1.81%	4.52%
Bloomberg US Aggregate Index	4.35%	0.31%	1.70%
ICE BofA US High Yield Constrained Index	6.90%	4.20%	6.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,728,885,704
Holdings Count | Holding	240	[29]
Advisory Fees Paid, Amount	$ 9,587,216
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,728,885,704
Total number of portfolio holdings*	240
Total advisory fees paid (during reporting period)	$9,587,216
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.18%
Media	10.57%
Healthcare	7.70%
Capital Goods	7.42%
Basic Industry	7.17%
Financial Services	6.34%
Insurance	5.80%
Telecommunications	5.41%
Retail	5.31%
Services	4.34%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura High Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura High Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017281 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura High Income Fund(formerly, Macquarie High Income Fund)
Class Name	Class A
Trading Symbol	WHIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura High Income Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura High Income Fund (Class A) returned 5.07% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 4.35%, while the ICE BofA US High Yield Constrained Index, the Fund's narrowly based securities market index, returned 6.90%.
Top contributors to performance:
Security selection within the banking sector
Security selection within the capital goods sector
Security selection within the automotive sector
Top detractors from performance:
Security selection within the gaming sector
An underweight allocation to the real estate sector
An underweight allocation and security selection within the services sector

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura High Income Fund (Class A) – including sales charge	0.42%	1.40%	4.50%
Nomura High Income Fund (Class A) – excluding sales charge	5.07%	2.60%	5.12%
Bloomberg US Aggregate Index	4.35%	0.31%	1.70%
ICE BofA US High Yield Constrained Index	6.90%	4.20%	6.04%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,728,885,704
Holdings Count | Holding	240	[30]
Advisory Fees Paid, Amount	$ 9,587,216
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,728,885,704
Total number of portfolio holdings*	240
Total advisory fees paid (during reporting period)	$9,587,216
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Energy	11.18%
Media	10.57%
Healthcare	7.70%
Capital Goods	7.42%
Basic Industry	7.17%
Financial Services	6.34%
Insurance	5.80%
Telecommunications	5.41%
Retail	5.31%
Services	4.34%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura High Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura High Income Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Strategies [Text Block]
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.

Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added a new principal investment strategy to invest in a wholly-owned company acting as an investment vehicle for the Fund and added subsidiary risk as a new principal investment risk.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017290 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Large Cap Growth Fund(formerly, Macquarie Large Cap Growth Fund)
Class Name	Class A
Trading Symbol	WLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Large Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]	What were the Fund's costs for the last 12 months ? (Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Large Cap Growth Fund (Class A) returned 2.06% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 17.74%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 18.81%.
Top contributors to performance:
Stock selection in the communication services sector and an underweight allocation to the consumer discretionary sector contributed the most to the Fund’s performance during the reporting period.
The Fund's position in Taiwan Semiconductor Manufacturing Co. Ltd. contributed the most to performance, followed by an underweight allocation to Apple Inc., and not owning Adobe Inc. and ServiceNow Inc.
The Fund’s outperformance in the communication services sector was primarily due to an underweight allocation to Meta Platforms Inc., which benefited the Fund.
Top detractors from performance:
Stock selection in the industrials, information technology, and healthcare sectors detracted the most from performance during the reporting period. And overweight allocation to the financials sector also hurt relative performance.
At a stock level, UnitedHealth Group Inc., Intuit Inc., and an underweight allocation to Broadcom Inc. detracted the most. Generally, holdings within software and business services weighed on returns.
At a high level, the portfolio’s quality tilt was a headwind for returns as quality was not in favor by the market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Large Cap Growth Fund (Class A) – including sales charge	-3.82%	7.48%	13.62%
Nomura Large Cap Growth Fund (Class A) – excluding sales charge	2.06%	8.76%	14.29%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 5,835,177,590
Holdings Count | Holding	35	[31]
Advisory Fees Paid, Amount	$ 37,837,344
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$5,835,177,590
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$37,837,344
Portfolio turnover rate	24%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	48.42%
Financials	15.15%
Communication Services	9.72%
Healthcare	9.29%
Consumer Discretionary	8.66%
Industrials	6.42%
Materials	1.53%
Consumer Staples	0.68%
Real Estate	0.05%

Top 10 equity holdings
NVIDIA	15.55%
Microsoft	11.14%
Apple	9.28%
Alphabet Class A	6.35%
Amazon.com	6.04%
Visa Class A	4.82%
Taiwan Semiconductor Manufacturing ADR	3.18%
Mastercard Class A	3.13%
Broadcom	2.85%
Intercontinental Exchange	2.84%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	15.55%
Microsoft	11.14%
Apple	9.28%
Alphabet Class A	6.35%
Amazon.com	6.04%
Visa Class A	4.82%
Taiwan Semiconductor Manufacturing ADR	3.18%
Mastercard Class A	3.13%
Broadcom	2.85%
Intercontinental Exchange	2.84%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Large Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added government and regulatory risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Large Cap Growth Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added government and regulatory risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017292 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Large Cap Growth Fund(formerly, Macquarie Large Cap Growth Fund)
Class Name	Class C
Trading Symbol	WLGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Large Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.64%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.64%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Large Cap Growth Fund (Class C) returned 1.33% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 17.74%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 18.81%.
Top contributors to performance:
Stock selection in the communication services sector and an underweight allocation to the consumer discretionary sector contributed the most to the Fund’s performance during the reporting period.
The Fund's position in Taiwan Semiconductor Manufacturing Co. Ltd. contributed the most to performance, followed by an underweight allocation to Apple Inc., and not owning Adobe Inc. and ServiceNow Inc.
The Fund’s outperformance in the communication services sector was primarily due to an underweight allocation to Meta Platforms Inc., which benefited the Fund.
Top detractors from performance:
Stock selection in the industrials, information technology, and healthcare sectors detracted the most from performance during the reporting period. And overweight allocation to the financials sector also hurt relative performance.
At a stock level, UnitedHealth Group Inc., Intuit Inc., and an underweight allocation to Broadcom Inc. detracted the most. Generally, holdings within software and business services weighed on returns.
At a high level, the portfolio’s quality tilt was a headwind for returns as quality was not in favor by the market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Large Cap Growth Fund (Class C) – including sales charge	0.44%	7.92%	13.57%
Nomura Large Cap Growth Fund (Class C) – excluding sales charge	1.33%	7.92%	13.57%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 5,835,177,590
Holdings Count | Holding	35	[32]
Advisory Fees Paid, Amount	$ 37,837,344
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$5,835,177,590
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$37,837,344
Portfolio turnover rate	24%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	48.42%
Financials	15.15%
Communication Services	9.72%
Healthcare	9.29%
Consumer Discretionary	8.66%
Industrials	6.42%
Materials	1.53%
Consumer Staples	0.68%
Real Estate	0.05%

Top 10 equity holdings
NVIDIA	15.55%
Microsoft	11.14%
Apple	9.28%
Alphabet Class A	6.35%
Amazon.com	6.04%
Visa Class A	4.82%
Taiwan Semiconductor Manufacturing ADR	3.18%
Mastercard Class A	3.13%
Broadcom	2.85%
Intercontinental Exchange	2.84%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	15.55%
Microsoft	11.14%
Apple	9.28%
Alphabet Class A	6.35%
Amazon.com	6.04%
Visa Class A	4.82%
Taiwan Semiconductor Manufacturing ADR	3.18%
Mastercard Class A	3.13%
Broadcom	2.85%
Intercontinental Exchange	2.84%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Large Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added government and regulatory risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Large Cap Growth Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added government and regulatory risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017289 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Large Cap Growth Fund(formerly, Macquarie Large Cap Growth Fund)
Class Name	Class R
Trading Symbol	WLGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Large Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$115	1.14%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Large Cap Growth Fund (Class R) returned 1.82% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 17.74%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 18.81%.
Top contributors to performance:
Stock selection in the communication services sector and an underweight allocation to the consumer discretionary sector contributed the most to the Fund’s performance during the reporting period.
The Fund's position in Taiwan Semiconductor Manufacturing Co. Ltd. contributed the most to performance, followed by an underweight allocation to Apple Inc., and not owning Adobe Inc. and ServiceNow Inc.
The Fund’s outperformance in the communication services sector was primarily due to an underweight allocation to Meta Platforms Inc., which benefited the Fund.
Top detractors from performance:
Stock selection in the industrials, information technology, and healthcare sectors detracted the most from performance during the reporting period. And overweight allocation to the financials sector also hurt relative performance.
At a stock level, UnitedHealth Group Inc., Intuit Inc., and an underweight allocation to Broadcom Inc. detracted the most. Generally, holdings within software and business services weighed on returns.
At a high level, the portfolio’s quality tilt was a headwind for returns as quality was not in favor by the market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Large Cap Growth Fund (Class R) – including sales charge	1.82%	8.45%	13.92%
Nomura Large Cap Growth Fund (Class R) – excluding sales charge	1.82%	8.45%	13.92%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 5,835,177,590
Holdings Count | Holding	35	[33]
Advisory Fees Paid, Amount	$ 37,837,344
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$5,835,177,590
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$37,837,344
Portfolio turnover rate	24%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	48.42%
Financials	15.15%
Communication Services	9.72%
Healthcare	9.29%
Consumer Discretionary	8.66%
Industrials	6.42%
Materials	1.53%
Consumer Staples	0.68%
Real Estate	0.05%

Top 10 equity holdings
NVIDIA	15.55%
Microsoft	11.14%
Apple	9.28%
Alphabet Class A	6.35%
Amazon.com	6.04%
Visa Class A	4.82%
Taiwan Semiconductor Manufacturing ADR	3.18%
Mastercard Class A	3.13%
Broadcom	2.85%
Intercontinental Exchange	2.84%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	15.55%
Microsoft	11.14%
Apple	9.28%
Alphabet Class A	6.35%
Amazon.com	6.04%
Visa Class A	4.82%
Taiwan Semiconductor Manufacturing ADR	3.18%
Mastercard Class A	3.13%
Broadcom	2.85%
Intercontinental Exchange	2.84%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Large Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added government and regulatory risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Large Cap Growth Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added government and regulatory risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000045547 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Large Cap Growth Fund(formerly, Macquarie Large Cap Growth Fund)
Class Name	Institutional Class
Trading Symbol	IYGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Large Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Large Cap Growth Fund (Institutional Class) returned 2.32% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 17.74%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 18.81%.
Top contributors to performance:
Stock selection in the communication services sector and an underweight allocation to the consumer discretionary sector contributed the most to the Fund’s performance during the reporting period.
The Fund's position in Taiwan Semiconductor Manufacturing Co. Ltd. contributed the most to performance, followed by an underweight allocation to Apple Inc., and not owning Adobe Inc. and ServiceNow Inc.
The Fund’s outperformance in the communication services sector was primarily due to an underweight allocation to Meta Platforms Inc., which benefited the Fund.
Top detractors from performance:
Stock selection in the industrials, information technology, and healthcare sectors detracted the most from performance during the reporting period. And overweight allocation to the financials sector also hurt relative performance.
At a stock level, UnitedHealth Group Inc., Intuit Inc., and an underweight allocation to Broadcom Inc. detracted the most. Generally, holdings within software and business services weighed on returns.
At a high level, the portfolio’s quality tilt was a headwind for returns as quality was not in favor by the market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Large Cap Growth Fund (Institutional Class) – including sales charge	2.32%	9.05%	14.61%
Nomura Large Cap Growth Fund (Institutional Class) – excluding sales charge	2.32%	9.05%	14.61%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 5,835,177,590
Holdings Count | Holding	35	[34]
Advisory Fees Paid, Amount	$ 37,837,344
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$5,835,177,590
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$37,837,344
Portfolio turnover rate	24%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	48.42%
Financials	15.15%
Communication Services	9.72%
Healthcare	9.29%
Consumer Discretionary	8.66%
Industrials	6.42%
Materials	1.53%
Consumer Staples	0.68%
Real Estate	0.05%

Top 10 equity holdings
NVIDIA	15.55%
Microsoft	11.14%
Apple	9.28%
Alphabet Class A	6.35%
Amazon.com	6.04%
Visa Class A	4.82%
Taiwan Semiconductor Manufacturing ADR	3.18%
Mastercard Class A	3.13%
Broadcom	2.85%
Intercontinental Exchange	2.84%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	15.55%
Microsoft	11.14%
Apple	9.28%
Alphabet Class A	6.35%
Amazon.com	6.04%
Visa Class A	4.82%
Taiwan Semiconductor Manufacturing ADR	3.18%
Mastercard Class A	3.13%
Broadcom	2.85%
Intercontinental Exchange	2.84%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Large Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added government and regulatory risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Large Cap Growth Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added government and regulatory risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146682 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Large Cap Growth Fund(formerly, Macquarie Large Cap Growth Fund)
Class Name	Class R6
Trading Symbol	ILGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Large Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Large Cap Growth Fund (Class R6) returned 2.41% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 17.74%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 18.81%.
Top contributors to performance:
Stock selection in the communication services sector and an underweight allocation to the consumer discretionary sector contributed the most to the Fund’s performance during the reporting period.
The Fund's position in Taiwan Semiconductor Manufacturing Co. Ltd. contributed the most to performance, followed by an underweight allocation to Apple Inc., and not owning Adobe Inc. and ServiceNow Inc.
The Fund’s outperformance in the communication services sector was primarily due to an underweight allocation to Meta Platforms Inc., which benefited the Fund.
Top detractors from performance:
Stock selection in the industrials, information technology, and healthcare sectors detracted the most from performance during the reporting period. And overweight allocation to the financials sector also hurt relative performance.
At a stock level, UnitedHealth Group Inc., Intuit Inc., and an underweight allocation to Broadcom Inc. detracted the most. Generally, holdings within software and business services weighed on returns.
At a high level, the portfolio’s quality tilt was a headwind for returns as quality was not in favor by the market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Large Cap Growth Fund (Class R6) – including sales charge	2.41%	9.10%	14.69%
Nomura Large Cap Growth Fund (Class R6) – excluding sales charge	2.41%	9.10%	14.69%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 5,835,177,590
Holdings Count | Holding	35	[35]
Advisory Fees Paid, Amount	$ 37,837,344
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$5,835,177,590
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$37,837,344
Portfolio turnover rate	24%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	48.42%
Financials	15.15%
Communication Services	9.72%
Healthcare	9.29%
Consumer Discretionary	8.66%
Industrials	6.42%
Materials	1.53%
Consumer Staples	0.68%
Real Estate	0.05%

Top 10 equity holdings
NVIDIA	15.55%
Microsoft	11.14%
Apple	9.28%
Alphabet Class A	6.35%
Amazon.com	6.04%
Visa Class A	4.82%
Taiwan Semiconductor Manufacturing ADR	3.18%
Mastercard Class A	3.13%
Broadcom	2.85%
Intercontinental Exchange	2.84%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	15.55%
Microsoft	11.14%
Apple	9.28%
Alphabet Class A	6.35%
Amazon.com	6.04%
Visa Class A	4.82%
Taiwan Semiconductor Manufacturing ADR	3.18%
Mastercard Class A	3.13%
Broadcom	2.85%
Intercontinental Exchange	2.84%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Large Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added government and regulatory risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Large Cap Growth Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added government and regulatory risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017293 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Large Cap Growth Fund(formerly, Macquarie Large Cap Growth Fund)
Class Name	Class Y
Trading Symbol	WLGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Large Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$90	0.89%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Large Cap Growth Fund (Class Y) returned 2.06% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 1000® Index, the Fund's broad-based securities market index, returned 17.74%, while the Russell 1000® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 18.81%.
Top contributors to performance:
Stock selection in the communication services sector and an underweight allocation to the consumer discretionary sector contributed the most to the Fund’s performance during the reporting period.
The Fund's position in Taiwan Semiconductor Manufacturing Co. Ltd. contributed the most to performance, followed by an underweight allocation to Apple Inc., and not owning Adobe Inc. and ServiceNow Inc.
The Fund’s outperformance in the communication services sector was primarily due to an underweight allocation to Meta Platforms Inc., which benefited the Fund.
Top detractors from performance:
Stock selection in the industrials, information technology, and healthcare sectors detracted the most from performance during the reporting period. And overweight allocation to the financials sector also hurt relative performance.
At a stock level, UnitedHealth Group Inc., Intuit Inc., and an underweight allocation to Broadcom Inc. detracted the most. Generally, holdings within software and business services weighed on returns.
At a high level, the portfolio’s quality tilt was a headwind for returns as quality was not in favor by the market.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Large Cap Growth Fund (Class Y) – including sales charge	2.06%	8.75%	14.31%
Nomura Large Cap Growth Fund (Class Y) – excluding sales charge	2.06%	8.75%	14.31%
Russell 1000 Index	17.74%	11.34%	13.97%
Russell 1000 Growth Index	18.81%	12.76%	16.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 5,835,177,590
Holdings Count | Holding	35	[36]
Advisory Fees Paid, Amount	$ 37,837,344
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$5,835,177,590
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$37,837,344
Portfolio turnover rate	24%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Information Technology	48.42%
Financials	15.15%
Communication Services	9.72%
Healthcare	9.29%
Consumer Discretionary	8.66%
Industrials	6.42%
Materials	1.53%
Consumer Staples	0.68%
Real Estate	0.05%

Top 10 equity holdings
NVIDIA	15.55%
Microsoft	11.14%
Apple	9.28%
Alphabet Class A	6.35%
Amazon.com	6.04%
Visa Class A	4.82%
Taiwan Semiconductor Manufacturing ADR	3.18%
Mastercard Class A	3.13%
Broadcom	2.85%
Intercontinental Exchange	2.84%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	15.55%
Microsoft	11.14%
Apple	9.28%
Alphabet Class A	6.35%
Amazon.com	6.04%
Visa Class A	4.82%
Taiwan Semiconductor Manufacturing ADR	3.18%
Mastercard Class A	3.13%
Broadcom	2.85%
Intercontinental Exchange	2.84%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Large Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added government and regulatory risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Large Cap Growth Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added government and regulatory risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017302 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Mid Cap Growth Fund(formerly, Macquarie Mid Cap Growth Fund)
Class Name	Class Y
Trading Symbol	WMGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$105	1.04%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Mid Cap Growth Fund (Class Y) returned 2.62% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell Midcap® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 9.56%.
Top contributors to performance:
Stock selection in the information technology (IT) sector, primarily in IT services and semiconductors and semicap equipment, was the leading contributor to relative performance for the reporting period.
A meaningful underweight allocation to the communication services sector was the leading allocation contributor to performance relative to the benchmark, though negative stock selection more than offset the contribution to relative outperformance.
The most significant overall contributors to relative performance were Coherent Corp., MACOM Technology Solutions Holdings Inc., and BWX Technologies Inc.
Top detractors from performance:
The industrials sector was the leading detractor from relative performance for the reporting period, based on stock selection.
The Fund’s overweight allocation exposure to the underperforming IT sector was the largest allocation detractor from performance for the period.
The most significant overall detractors from relative performance were having no exposure to Vertiv Holdings Co. and Palantir Technologies Inc., and our off-benchmark exposure to CoStar Group Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Mid Cap Growth Fund (Class Y) – including sales charge	2.62%	-1.83%	9.94%
Nomura Mid Cap Growth Fund (Class Y) – excluding sales charge	2.62%	-1.83%	9.94%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Growth Index	9.56%	5.37%	11.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,993,254,125
Holdings Count | Holding	61	[37]
Advisory Fees Paid, Amount	$ 26,001,453
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$2,993,254,125
Total number of portfolio holdings*	61
Total advisory fees paid (during reporting period)	$26,001,453
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	24.66%
Healthcare	22.49%
Information Technology	20.24%
Consumer Discretionary	18.99%
Financials	7.42%
Real Estate	2.22%
Materials	1.98%
Consumer Staples	1.54%
Communication Services	0.55%

Top 10 equity holdings
Monolithic Power Systems	4.04%
IDEXX Laboratories	3.85%
Royal Caribbean Cruises	3.78%
Cloudflare Class A	3.30%
Quanta Services	3.10%
Fastenal	2.83%
LPL Financial Holdings	2.58%
Hilton Worldwide Holdings	2.38%
Edwards Lifesciences	2.30%
CoStar Group	2.23%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Monolithic Power Systems	4.04%
IDEXX Laboratories	3.85%
Royal Caribbean Cruises	3.78%
Cloudflare Class A	3.30%
Quanta Services	3.10%
Fastenal	2.83%
LPL Financial Holdings	2.58%
Hilton Worldwide Holdings	2.38%
Edwards Lifesciences	2.30%
CoStar Group	2.23%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund removed healthcare sector risk as a principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Growth Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund removed healthcare sector risk as a principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146684 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Mid Cap Growth Fund(formerly, Macquarie Mid Cap Growth Fund)
Class Name	Class R6
Trading Symbol	IGRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Mid Cap Growth Fund (Class R6) returned 3.03% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell Midcap® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 9.56%.
Top contributors to performance:
Stock selection in the information technology (IT) sector, primarily in IT services and semiconductors and semicap equipment, was the leading contributor to relative performance for the reporting period.
A meaningful underweight allocation to the communication services sector was the leading allocation contributor to performance relative to the benchmark, though negative stock selection more than offset the contribution to relative outperformance.
The most significant overall contributors to relative performance were Coherent Corp., MACOM Technology Solutions Holdings Inc., and BWX Technologies Inc.
Top detractors from performance:
The industrials sector was the leading detractor from relative performance for the reporting period, based on stock selection.
The Fund’s overweight allocation exposure to the underperforming IT sector was the largest allocation detractor from performance for the period.
The most significant overall detractors from relative performance were having no exposure to Vertiv Holdings Co. and Palantir Technologies Inc., and our off-benchmark exposure to CoStar Group Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Mid Cap Growth Fund (Class R6) – including sales charge	3.03%	-1.50%	10.34%
Nomura Mid Cap Growth Fund (Class R6) – excluding sales charge	3.03%	-1.50%	10.34%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Growth Index	9.56%	5.37%	11.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,993,254,125
Holdings Count | Holding	61	[38]
Advisory Fees Paid, Amount	$ 26,001,453
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$2,993,254,125
Total number of portfolio holdings*	61
Total advisory fees paid (during reporting period)	$26,001,453
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	24.66%
Healthcare	22.49%
Information Technology	20.24%
Consumer Discretionary	18.99%
Financials	7.42%
Real Estate	2.22%
Materials	1.98%
Consumer Staples	1.54%
Communication Services	0.55%

Top 10 equity holdings
Monolithic Power Systems	4.04%
IDEXX Laboratories	3.85%
Royal Caribbean Cruises	3.78%
Cloudflare Class A	3.30%
Quanta Services	3.10%
Fastenal	2.83%
LPL Financial Holdings	2.58%
Hilton Worldwide Holdings	2.38%
Edwards Lifesciences	2.30%
CoStar Group	2.23%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Monolithic Power Systems	4.04%
IDEXX Laboratories	3.85%
Royal Caribbean Cruises	3.78%
Cloudflare Class A	3.30%
Quanta Services	3.10%
Fastenal	2.83%
LPL Financial Holdings	2.58%
Hilton Worldwide Holdings	2.38%
Edwards Lifesciences	2.30%
CoStar Group	2.23%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund removed healthcare sector risk as a principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Growth Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund removed healthcare sector risk as a principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000045549 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Mid Cap Growth Fund(formerly, Macquarie Mid Cap Growth Fund)
Class Name	Institutional Class
Trading Symbol	IYMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Mid Cap Growth Fund (Institutional Class) returned 2.93% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell Midcap® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 9.56%.
Top contributors to performance:
Stock selection in the information technology (IT) sector, primarily in IT services and semiconductors and semicap equipment, was the leading contributor to relative performance for the reporting period.
A meaningful underweight allocation to the communication services sector was the leading allocation contributor to performance relative to the benchmark, though negative stock selection more than offset the contribution to relative outperformance.
The most significant overall contributors to relative performance were Coherent Corp., MACOM Technology Solutions Holdings Inc., and BWX Technologies Inc.
Top detractors from performance:
The industrials sector was the leading detractor from relative performance for the reporting period, based on stock selection.
The Fund’s overweight allocation exposure to the underperforming IT sector was the largest allocation detractor from performance for the period.
The most significant overall detractors from relative performance were having no exposure to Vertiv Holdings Co. and Palantir Technologies Inc., and our off-benchmark exposure to CoStar Group Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Mid Cap Growth Fund (Institutional Class) – including sales charge	2.93%	-1.55%	10.27%
Nomura Mid Cap Growth Fund (Institutional Class) – excluding sales charge	2.93%	-1.55%	10.27%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Growth Index	9.56%	5.37%	11.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,993,254,125
Holdings Count | Holding	61	[39]
Advisory Fees Paid, Amount	$ 26,001,453
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$2,993,254,125
Total number of portfolio holdings*	61
Total advisory fees paid (during reporting period)	$26,001,453
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	24.66%
Healthcare	22.49%
Information Technology	20.24%
Consumer Discretionary	18.99%
Financials	7.42%
Real Estate	2.22%
Materials	1.98%
Consumer Staples	1.54%
Communication Services	0.55%

Top 10 equity holdings
Monolithic Power Systems	4.04%
IDEXX Laboratories	3.85%
Royal Caribbean Cruises	3.78%
Cloudflare Class A	3.30%
Quanta Services	3.10%
Fastenal	2.83%
LPL Financial Holdings	2.58%
Hilton Worldwide Holdings	2.38%
Edwards Lifesciences	2.30%
CoStar Group	2.23%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Monolithic Power Systems	4.04%
IDEXX Laboratories	3.85%
Royal Caribbean Cruises	3.78%
Cloudflare Class A	3.30%
Quanta Services	3.10%
Fastenal	2.83%
LPL Financial Holdings	2.58%
Hilton Worldwide Holdings	2.38%
Edwards Lifesciences	2.30%
CoStar Group	2.23%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund removed healthcare sector risk as a principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Growth Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund removed healthcare sector risk as a principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017298 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Mid Cap Growth Fund(formerly, Macquarie Mid Cap Growth Fund)
Class Name	Class R
Trading Symbol	WMGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$131	1.29%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Mid Cap Growth Fund (Class R) returned 2.44% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell Midcap® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 9.56%.
Top contributors to performance:
Stock selection in the information technology (IT) sector, primarily in IT services and semiconductors and semicap equipment, was the leading contributor to relative performance for the reporting period.
A meaningful underweight allocation to the communication services sector was the leading allocation contributor to performance relative to the benchmark, though negative stock selection more than offset the contribution to relative outperformance.
The most significant overall contributors to relative performance were Coherent Corp., MACOM Technology Solutions Holdings Inc., and BWX Technologies Inc.
Top detractors from performance:
The industrials sector was the leading detractor from relative performance for the reporting period, based on stock selection.
The Fund’s overweight allocation exposure to the underperforming IT sector was the largest allocation detractor from performance for the period.
The most significant overall detractors from relative performance were having no exposure to Vertiv Holdings Co. and Palantir Technologies Inc., and our off-benchmark exposure to CoStar Group Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Mid Cap Growth Fund (Class R) – including sales charge	2.44%	-2.11%	9.59%
Nomura Mid Cap Growth Fund (Class R) – excluding sales charge	2.44%	-2.11%	9.59%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Growth Index	9.56%	5.37%	11.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,993,254,125
Holdings Count | Holding	61	[40]
Advisory Fees Paid, Amount	$ 26,001,453
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$2,993,254,125
Total number of portfolio holdings*	61
Total advisory fees paid (during reporting period)	$26,001,453
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	24.66%
Healthcare	22.49%
Information Technology	20.24%
Consumer Discretionary	18.99%
Financials	7.42%
Real Estate	2.22%
Materials	1.98%
Consumer Staples	1.54%
Communication Services	0.55%

Top 10 equity holdings
Monolithic Power Systems	4.04%
IDEXX Laboratories	3.85%
Royal Caribbean Cruises	3.78%
Cloudflare Class A	3.30%
Quanta Services	3.10%
Fastenal	2.83%
LPL Financial Holdings	2.58%
Hilton Worldwide Holdings	2.38%
Edwards Lifesciences	2.30%
CoStar Group	2.23%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Monolithic Power Systems	4.04%
IDEXX Laboratories	3.85%
Royal Caribbean Cruises	3.78%
Cloudflare Class A	3.30%
Quanta Services	3.10%
Fastenal	2.83%
LPL Financial Holdings	2.58%
Hilton Worldwide Holdings	2.38%
Edwards Lifesciences	2.30%
CoStar Group	2.23%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund removed healthcare sector risk as a principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Growth Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund removed healthcare sector risk as a principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017301 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Mid Cap Growth Fund(formerly, Macquarie Mid Cap Growth Fund)
Class Name	Class C
Trading Symbol	WMGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.79%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Mid Cap Growth Fund (Class C) returned 1.83% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell Midcap® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 9.56%.
Top contributors to performance:
Stock selection in the information technology (IT) sector, primarily in IT services and semiconductors and semicap equipment, was the leading contributor to relative performance for the reporting period.
A meaningful underweight allocation to the communication services sector was the leading allocation contributor to performance relative to the benchmark, though negative stock selection more than offset the contribution to relative outperformance.
The most significant overall contributors to relative performance were Coherent Corp., MACOM Technology Solutions Holdings Inc., and BWX Technologies Inc.
Top detractors from performance:
The industrials sector was the leading detractor from relative performance for the reporting period, based on stock selection.
The Fund’s overweight allocation exposure to the underperforming IT sector was the largest allocation detractor from performance for the period.
The most significant overall detractors from relative performance were having no exposure to Vertiv Holdings Co. and Palantir Technologies Inc., and our off-benchmark exposure to CoStar Group Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Mid Cap Growth Fund (Class C) – including sales charge	0.96%*	-2.59%*	9.27%
Nomura Mid Cap Growth Fund (Class C) – excluding sales charge	1.83%*	-2.59%*	9.27%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Growth Index	9.56%	5.37%	11.69%
* The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,993,254,125
Holdings Count | Holding	61	[41]
Advisory Fees Paid, Amount	$ 26,001,453
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$2,993,254,125
Total number of portfolio holdings*	61
Total advisory fees paid (during reporting period)	$26,001,453
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	24.66%
Healthcare	22.49%
Information Technology	20.24%
Consumer Discretionary	18.99%
Financials	7.42%
Real Estate	2.22%
Materials	1.98%
Consumer Staples	1.54%
Communication Services	0.55%

Top 10 equity holdings
Monolithic Power Systems	4.04%
IDEXX Laboratories	3.85%
Royal Caribbean Cruises	3.78%
Cloudflare Class A	3.30%
Quanta Services	3.10%
Fastenal	2.83%
LPL Financial Holdings	2.58%
Hilton Worldwide Holdings	2.38%
Edwards Lifesciences	2.30%
CoStar Group	2.23%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Monolithic Power Systems	4.04%
IDEXX Laboratories	3.85%
Royal Caribbean Cruises	3.78%
Cloudflare Class A	3.30%
Quanta Services	3.10%
Fastenal	2.83%
LPL Financial Holdings	2.58%
Hilton Worldwide Holdings	2.38%
Edwards Lifesciences	2.30%
CoStar Group	2.23%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund removed healthcare sector risk as a principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Growth Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund removed healthcare sector risk as a principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000017299 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Mid Cap Growth Fund(formerly, Macquarie Mid Cap Growth Fund)
Class Name	Class A
Trading Symbol	WMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Mid Cap Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	1.04%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Mid Cap Growth Fund (Class A) returned 2.63% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell Midcap® Growth Index, the Fund's narrowly based securities market index (benchmark), returned 9.56%.
Top contributors to performance:
Stock selection in the information technology (IT) sector, primarily in IT services and semiconductors and semicap equipment, was the leading contributor to relative performance for the reporting period.
A meaningful underweight allocation to the communication services sector was the leading allocation contributor to performance relative to the benchmark, though negative stock selection more than offset the contribution to relative outperformance.
The most significant overall contributors to relative performance were Coherent Corp., MACOM Technology Solutions Holdings Inc., and BWX Technologies Inc.
Top detractors from performance:
The industrials sector was the leading detractor from relative performance for the reporting period, based on stock selection.
The Fund’s overweight allocation exposure to the underperforming IT sector was the largest allocation detractor from performance for the period.
The most significant overall detractors from relative performance were having no exposure to Vertiv Holdings Co. and Palantir Technologies Inc., and our off-benchmark exposure to CoStar Group Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Mid Cap Growth Fund (Class A) – including sales charge	-3.28%	-2.99%	9.28%
Nomura Mid Cap Growth Fund (Class A) – excluding sales charge	2.63%	-1.83%	9.93%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Growth Index	9.56%	5.37%	11.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 2,993,254,125
Holdings Count | Holding	61	[42]
Advisory Fees Paid, Amount	$ 26,001,453
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$2,993,254,125
Total number of portfolio holdings*	61
Total advisory fees paid (during reporting period)	$26,001,453
Portfolio turnover rate	43%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.

Sector allocation*

Industrials	24.66%
Healthcare	22.49%
Information Technology	20.24%
Consumer Discretionary	18.99%
Financials	7.42%
Real Estate	2.22%
Materials	1.98%
Consumer Staples	1.54%
Communication Services	0.55%

Top 10 equity holdings

Monolithic Power Systems	4.04%
IDEXX Laboratories	3.85%
Royal Caribbean Cruises	3.78%
Cloudflare Class A	3.30%
Quanta Services	3.10%
Fastenal	2.83%
LPL Financial Holdings	2.58%
Hilton Worldwide Holdings	2.38%
Edwards Lifesciences	2.30%
CoStar Group	2.23%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]

Top 10 equity holdings

Monolithic Power Systems	4.04%
IDEXX Laboratories	3.85%
Royal Caribbean Cruises	3.78%
Cloudflare Class A	3.30%
Quanta Services	3.10%
Fastenal	2.83%
LPL Financial Holdings	2.58%
Hilton Worldwide Holdings	2.38%
Edwards Lifesciences	2.30%
CoStar Group	2.23%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund removed healthcare sector risk as a principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Growth Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund removed healthcare sector risk as a principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000030961 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Climate Solutions Fund(formerly, Macquarie Climate Solutions Fund)
Class Name	Class A
Trading Symbol	IEYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Climate Solutions Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$151	1.24%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Climate Solutions Fund (Class A) returned 43.94% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 20.01% and 20.52%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 20.64% and 21.16%, respectively.
Top contributors to performance:
Renewable fuel equities were the top contributors, with Darling Ingredients Inc. and Neste Oyj delivering outstanding performance driven by favorable macroeconomic conditions. As the Iran war created unprecedented disruptions in global oil markets, investors increasingly embraced lower-carbon fuel alternatives offering both emissions reduction and energy security benefits. Darling, through its Diamond Green Diesel joint venture, transforms waste streams into high-value renewable fuels. The company reported revenue growth to $1.7 billion in the fourth quarter, up from $1.4 billion year over year. Neste, Europe's leading renewable fuels producer, similarly benefited from acute conventional fuel supply constraints and supportive biofuel policy developments.
Alcoa Corp. emerged as the next leading contributor, residing in the materials sector. The vertically integrated aluminum producer benefited from strong demand tied to electrification, decarbonization, and data center growth. Geopolitical tensions in the Middle East dramatically tightened aluminum supply, shifting markets from surplus to deficit as the Strait of Hormuz blockade curtailed Persian Gulf smelting capacity. Higher US tariffs on aluminum imports provided additional support for domestic producers, while Alcoa's strategic advantage – operating approximately 86% of its smelting portfolio on renewable energy sources, primarily hydropower – positioned the company favorably as markets increasingly valued lower-carbon production.
Top detractors from performance:
Weyerhaeuser Co. was a significant detractor as lumber and wood product equities were challenged throughout the fiscal period. Excess capacity weighed on pricing, while the tariff dispute between Canada and the US disrupted trade flows and added cost uncertainty. Elevated interest rates continued to suppress new housing construction. Despite wood products' favorable sustainability profile, near-term cyclical headwinds dominated. Investors found little catalyst for recovery as housing affordability challenges persisted and industry capacity remained elevated, pressuring margins across the sector.
Occidental Petroleum Corp. was the second-largest detractor. Despite leadership in carbon capture, utilization, and storage and pioneering direct air capture, near-term stock performance faced pressure from complex sector dynamics. While Occidental's carbon management platform and net-zero emissions goals represent critical climate solutions infrastructure, investors remained cautious on commercialization timelines and carbon credit market development. We exited our position in the stock.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Climate Solutions Fund (Class A) – including sales charge	35.62%	15.24%	1.82%
Nomura Climate Solutions Fund (Class A) – excluding sales charge	43.94%	16.62%	2.42%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%
MSCI ACWI Investable Market Index (net)	20.64%	9.03%	11.10%
MSCI ACWI Investable Market Index (gross)	21.16%	9.53%	11.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 111,890,221
Holdings Count | Holding	31	[43]
Advisory Fees Paid, Amount	$ 479,741
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$111,890,221
Total number of portfolio holdings*	31
Total advisory fees paid (during reporting period)	$479,741
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	31.35%
Materials	20.12%
Industrials	16.37%
Energy	14.47%
Consumer Staples	7.24%
Information Technology	4.81%
Real Estate	2.89%
Consumer Discretionary	2.49%

Top 10 equity holdings
Darling Ingredients	4.09%
Neste	4.04%
Valero Energy	3.79%
Ameren	3.79%
EDP Renovaveis	3.64%
Contemporary Amperex Technology Class H	3.64%
CMS Energy	3.63%
NiSource	3.56%
Xcel Energy	3.55%
NextEra Energy	3.52%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Darling Ingredients	4.09%
Neste	4.04%
Valero Energy	3.79%
Ameren	3.79%
EDP Renovaveis	3.64%
Contemporary Amperex Technology Class H	3.64%
CMS Energy	3.63%
NiSource	3.56%
Xcel Energy	3.55%
NextEra Energy	3.52%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Climate Solutions Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
During the fiscal year, the Fund removed energy sector risk and added utilities sector risk as principal investment risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Climate Solutions Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund removed energy sector risk and added utilities sector risk as principal investment risks.
Material Fund Change Adviser [Text Block]	Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000030963 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Climate Solutions Fund(formerly, Macquarie Climate Solutions Fund)
Class Name	Class C
Trading Symbol	IEYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Climate Solutions Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$242	1.99%

Expenses Paid, Amount	$ 242
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Climate Solutions Fund (Class C) returned 42.91% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 20.01% and 20.52%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 20.64% and 21.16%, respectively.
Top contributors to performance:
Renewable fuel equities were the top contributors, with Darling Ingredients Inc. and Neste Oyj delivering outstanding performance driven by favorable macroeconomic conditions. As the Iran war created unprecedented disruptions in global oil markets, investors increasingly embraced lower-carbon fuel alternatives offering both emissions reduction and energy security benefits. Darling, through its Diamond Green Diesel joint venture, transforms waste streams into high-value renewable fuels. The company reported revenue growth to $1.7 billion in the fourth quarter, up from $1.4 billion year over year. Neste, Europe's leading renewable fuels producer, similarly benefited from acute conventional fuel supply constraints and supportive biofuel policy developments.
Alcoa Corp. emerged as the next leading contributor, residing in the materials sector. The vertically integrated aluminum producer benefited from strong demand tied to electrification, decarbonization, and data center growth. Geopolitical tensions in the Middle East dramatically tightened aluminum supply, shifting markets from surplus to deficit as the Strait of Hormuz blockade curtailed Persian Gulf smelting capacity. Higher US tariffs on aluminum imports provided additional support for domestic producers, while Alcoa's strategic advantage – operating approximately 86% of its smelting portfolio on renewable energy sources, primarily hydropower – positioned the company favorably as markets increasingly valued lower-carbon production.
Top detractors from performance:
Weyerhaeuser Co. was a significant detractor as lumber and wood product equities were challenged throughout the fiscal period. Excess capacity weighed on pricing, while the tariff dispute between Canada and the US disrupted trade flows and added cost uncertainty. Elevated interest rates continued to suppress new housing construction. Despite wood products' favorable sustainability profile, near-term cyclical headwinds dominated. Investors found little catalyst for recovery as housing affordability challenges persisted and industry capacity remained elevated, pressuring margins across the sector.
Occidental Petroleum Corp. was the second-largest detractor. Despite leadership in carbon capture, utilization, and storage and pioneering direct air capture, near-term stock performance faced pressure from complex sector dynamics. While Occidental's carbon management platform and net-zero emissions goals represent critical climate solutions infrastructure, investors remained cautious on commercialization timelines and carbon credit market development. We exited our position in the stock.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Climate Solutions Fund (Class C) – including sales charge	41.91%	15.74%	1.84%
Nomura Climate Solutions Fund (Class C) – excluding sales charge	42.91%	15.74%	1.84%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%
MSCI ACWI Investable Market Index (net)	20.64%	9.03%	11.10%
MSCI ACWI Investable Market Index (gross)	21.16%	9.53%	11.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 111,890,221
Holdings Count | Holding	31	[44]
Advisory Fees Paid, Amount	$ 479,741
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$111,890,221
Total number of portfolio holdings*	31
Total advisory fees paid (during reporting period)	$479,741
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	31.35%
Materials	20.12%
Industrials	16.37%
Energy	14.47%
Consumer Staples	7.24%
Information Technology	4.81%
Real Estate	2.89%
Consumer Discretionary	2.49%

Top 10 equity holdings
Darling Ingredients	4.09%
Neste	4.04%
Valero Energy	3.79%
Ameren	3.79%
EDP Renovaveis	3.64%
Contemporary Amperex Technology Class H	3.64%
CMS Energy	3.63%
NiSource	3.56%
Xcel Energy	3.55%
NextEra Energy	3.52%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Darling Ingredients	4.09%
Neste	4.04%
Valero Energy	3.79%
Ameren	3.79%
EDP Renovaveis	3.64%
Contemporary Amperex Technology Class H	3.64%
CMS Energy	3.63%
NiSource	3.56%
Xcel Energy	3.55%
NextEra Energy	3.52%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Climate Solutions Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
During the fiscal year, the Fund removed energy sector risk and added utilities sector risk as principal investment risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Climate Solutions Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund removed energy sector risk and added utilities sector risk as principal investment risks.
Material Fund Change Adviser [Text Block]	Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000122152 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Climate Solutions Fund(formerly, Macquarie Climate Solutions Fund)
Class Name	Class R
Trading Symbol	IYEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Climate Solutions Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$181	1.49%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Climate Solutions Fund (Class R) returned 43.52% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 20.01% and 20.52%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 20.64% and 21.16%, respectively.
Top contributors to performance:
Renewable fuel equities were the top contributors, with Darling Ingredients Inc. and Neste Oyj delivering outstanding performance driven by favorable macroeconomic conditions. As the Iran war created unprecedented disruptions in global oil markets, investors increasingly embraced lower-carbon fuel alternatives offering both emissions reduction and energy security benefits. Darling, through its Diamond Green Diesel joint venture, transforms waste streams into high-value renewable fuels. The company reported revenue growth to $1.7 billion in the fourth quarter, up from $1.4 billion year over year. Neste, Europe's leading renewable fuels producer, similarly benefited from acute conventional fuel supply constraints and supportive biofuel policy developments.
Alcoa Corp. emerged as the next leading contributor, residing in the materials sector. The vertically integrated aluminum producer benefited from strong demand tied to electrification, decarbonization, and data center growth. Geopolitical tensions in the Middle East dramatically tightened aluminum supply, shifting markets from surplus to deficit as the Strait of Hormuz blockade curtailed Persian Gulf smelting capacity. Higher US tariffs on aluminum imports provided additional support for domestic producers, while Alcoa's strategic advantage – operating approximately 86% of its smelting portfolio on renewable energy sources, primarily hydropower – positioned the company favorably as markets increasingly valued lower-carbon production.
Top detractors from performance:
Weyerhaeuser Co. was a significant detractor as lumber and wood product equities were challenged throughout the fiscal period. Excess capacity weighed on pricing, while the tariff dispute between Canada and the US disrupted trade flows and added cost uncertainty. Elevated interest rates continued to suppress new housing construction. Despite wood products' favorable sustainability profile, near-term cyclical headwinds dominated. Investors found little catalyst for recovery as housing affordability challenges persisted and industry capacity remained elevated, pressuring margins across the sector.
Occidental Petroleum Corp. was the second-largest detractor. Despite leadership in carbon capture, utilization, and storage and pioneering direct air capture, near-term stock performance faced pressure from complex sector dynamics. While Occidental's carbon management platform and net-zero emissions goals represent critical climate solutions infrastructure, investors remained cautious on commercialization timelines and carbon credit market development. We exited our position in the stock.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Climate Solutions Fund (Class R) – including sales charge	43.52%	16.30%	2.12%
Nomura Climate Solutions Fund (Class R) – excluding sales charge	43.52%	16.30%	2.12%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%
MSCI ACWI Investable Market Index (net)	20.64%	9.03%	11.10%
MSCI ACWI Investable Market Index (gross)	21.16%	9.53%	11.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 111,890,221
Holdings Count | Holding	31	[45]
Advisory Fees Paid, Amount	$ 479,741
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$111,890,221
Total number of portfolio holdings*	31
Total advisory fees paid (during reporting period)	$479,741
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	31.35%
Materials	20.12%
Industrials	16.37%
Energy	14.47%
Consumer Staples	7.24%
Information Technology	4.81%
Real Estate	2.89%
Consumer Discretionary	2.49%

Top 10 equity holdings
Darling Ingredients	4.09%
Neste	4.04%
Valero Energy	3.79%
Ameren	3.79%
EDP Renovaveis	3.64%
Contemporary Amperex Technology Class H	3.64%
CMS Energy	3.63%
NiSource	3.56%
Xcel Energy	3.55%
NextEra Energy	3.52%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Darling Ingredients	4.09%
Neste	4.04%
Valero Energy	3.79%
Ameren	3.79%
EDP Renovaveis	3.64%
Contemporary Amperex Technology Class H	3.64%
CMS Energy	3.63%
NiSource	3.56%
Xcel Energy	3.55%
NextEra Energy	3.52%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Climate Solutions Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
During the fiscal year, the Fund removed energy sector risk and added utilities sector risk as principal investment risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Climate Solutions Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund removed energy sector risk and added utilities sector risk as principal investment risks.
Material Fund Change Adviser [Text Block]	Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000045550 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Climate Solutions Fund(formerly, Macquarie Climate Solutions Fund)
Class Name	Institutional Class
Trading Symbol	IVEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Climate Solutions Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$121	0.99%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Climate Solutions Fund (Institutional Class) returned 44.33% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 20.01% and 20.52%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 20.64% and 21.16%, respectively.
Top contributors to performance:
Renewable fuel equities were the top contributors, with Darling Ingredients Inc. and Neste Oyj delivering outstanding performance driven by favorable macroeconomic conditions. As the Iran war created unprecedented disruptions in global oil markets, investors increasingly embraced lower-carbon fuel alternatives offering both emissions reduction and energy security benefits. Darling, through its Diamond Green Diesel joint venture, transforms waste streams into high-value renewable fuels. The company reported revenue growth to $1.7 billion in the fourth quarter, up from $1.4 billion year over year. Neste, Europe's leading renewable fuels producer, similarly benefited from acute conventional fuel supply constraints and supportive biofuel policy developments.
Alcoa Corp. emerged as the next leading contributor, residing in the materials sector. The vertically integrated aluminum producer benefited from strong demand tied to electrification, decarbonization, and data center growth. Geopolitical tensions in the Middle East dramatically tightened aluminum supply, shifting markets from surplus to deficit as the Strait of Hormuz blockade curtailed Persian Gulf smelting capacity. Higher US tariffs on aluminum imports provided additional support for domestic producers, while Alcoa's strategic advantage – operating approximately 86% of its smelting portfolio on renewable energy sources, primarily hydropower – positioned the company favorably as markets increasingly valued lower-carbon production.
Top detractors from performance:
Weyerhaeuser Co. was a significant detractor as lumber and wood product equities were challenged throughout the fiscal period. Excess capacity weighed on pricing, while the tariff dispute between Canada and the US disrupted trade flows and added cost uncertainty. Elevated interest rates continued to suppress new housing construction. Despite wood products' favorable sustainability profile, near-term cyclical headwinds dominated. Investors found little catalyst for recovery as housing affordability challenges persisted and industry capacity remained elevated, pressuring margins across the sector.
Occidental Petroleum Corp. was the second-largest detractor. Despite leadership in carbon capture, utilization, and storage and pioneering direct air capture, near-term stock performance faced pressure from complex sector dynamics. While Occidental's carbon management platform and net-zero emissions goals represent critical climate solutions infrastructure, investors remained cautious on commercialization timelines and carbon credit market development. We exited our position in the stock.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Climate Solutions Fund (Institutional Class) – including sales charge	44.33%	16.95%	2.76%
Nomura Climate Solutions Fund (Institutional Class) – excluding sales charge	44.33%	16.95%	2.76%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%
MSCI ACWI Investable Market Index (net)	20.64%	9.03%	11.10%
MSCI ACWI Investable Market Index (gross)	21.16%	9.53%	11.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 111,890,221
Holdings Count | Holding	31	[46]
Advisory Fees Paid, Amount	$ 479,741
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$111,890,221
Total number of portfolio holdings*	31
Total advisory fees paid (during reporting period)	$479,741
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	31.35%
Materials	20.12%
Industrials	16.37%
Energy	14.47%
Consumer Staples	7.24%
Information Technology	4.81%
Real Estate	2.89%
Consumer Discretionary	2.49%

Top 10 equity holdings
Darling Ingredients	4.09%
Neste	4.04%
Valero Energy	3.79%
Ameren	3.79%
EDP Renovaveis	3.64%
Contemporary Amperex Technology Class H	3.64%
CMS Energy	3.63%
NiSource	3.56%
Xcel Energy	3.55%
NextEra Energy	3.52%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Darling Ingredients	4.09%
Neste	4.04%
Valero Energy	3.79%
Ameren	3.79%
EDP Renovaveis	3.64%
Contemporary Amperex Technology Class H	3.64%
CMS Energy	3.63%
NiSource	3.56%
Xcel Energy	3.55%
NextEra Energy	3.52%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Climate Solutions Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
During the fiscal year, the Fund removed energy sector risk and added utilities sector risk as principal investment risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Climate Solutions Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund removed energy sector risk and added utilities sector risk as principal investment risks.
Material Fund Change Adviser [Text Block]	Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146685 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Climate Solutions Fund(formerly, Macquarie Climate Solutions Fund)
Class Name	Class R6
Trading Symbol	IENRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Climate Solutions Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$100	0.82%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Climate Solutions Fund (Class R6) returned 44.59% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 20.01% and 20.52%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 20.64% and 21.16%, respectively.
Top contributors to performance:
Renewable fuel equities were the top contributors, with Darling Ingredients Inc. and Neste Oyj delivering outstanding performance driven by favorable macroeconomic conditions. As the Iran war created unprecedented disruptions in global oil markets, investors increasingly embraced lower-carbon fuel alternatives offering both emissions reduction and energy security benefits. Darling, through its Diamond Green Diesel joint venture, transforms waste streams into high-value renewable fuels. The company reported revenue growth to $1.7 billion in the fourth quarter, up from $1.4 billion year over year. Neste, Europe's leading renewable fuels producer, similarly benefited from acute conventional fuel supply constraints and supportive biofuel policy developments.
Alcoa Corp. emerged as the next leading contributor, residing in the materials sector. The vertically integrated aluminum producer benefited from strong demand tied to electrification, decarbonization, and data center growth. Geopolitical tensions in the Middle East dramatically tightened aluminum supply, shifting markets from surplus to deficit as the Strait of Hormuz blockade curtailed Persian Gulf smelting capacity. Higher US tariffs on aluminum imports provided additional support for domestic producers, while Alcoa's strategic advantage – operating approximately 86% of its smelting portfolio on renewable energy sources, primarily hydropower – positioned the company favorably as markets increasingly valued lower-carbon production.
Top detractors from performance:
Weyerhaeuser Co. was a significant detractor as lumber and wood product equities were challenged throughout the fiscal period. Excess capacity weighed on pricing, while the tariff dispute between Canada and the US disrupted trade flows and added cost uncertainty. Elevated interest rates continued to suppress new housing construction. Despite wood products' favorable sustainability profile, near-term cyclical headwinds dominated. Investors found little catalyst for recovery as housing affordability challenges persisted and industry capacity remained elevated, pressuring margins across the sector.
Occidental Petroleum Corp. was the second-largest detractor. Despite leadership in carbon capture, utilization, and storage and pioneering direct air capture, near-term stock performance faced pressure from complex sector dynamics. While Occidental's carbon management platform and net-zero emissions goals represent critical climate solutions infrastructure, investors remained cautious on commercialization timelines and carbon credit market development. We exited our position in the stock.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Climate Solutions Fund (Class R6) – including sales charge	44.59%	17.04%	2.85%
Nomura Climate Solutions Fund (Class R6) – excluding sales charge	44.59%	17.04%	2.85%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%
MSCI ACWI Investable Market Index (net)	20.64%	9.03%	11.10%
MSCI ACWI Investable Market Index (gross)	21.16%	9.53%	11.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 111,890,221
Holdings Count | Holding	31	[47]
Advisory Fees Paid, Amount	$ 479,741
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$111,890,221
Total number of portfolio holdings*	31
Total advisory fees paid (during reporting period)	$479,741
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	31.35%
Materials	20.12%
Industrials	16.37%
Energy	14.47%
Consumer Staples	7.24%
Information Technology	4.81%
Real Estate	2.89%
Consumer Discretionary	2.49%

Top 10 equity holdings
Darling Ingredients	4.09%
Neste	4.04%
Valero Energy	3.79%
Ameren	3.79%
EDP Renovaveis	3.64%
Contemporary Amperex Technology Class H	3.64%
CMS Energy	3.63%
NiSource	3.56%
Xcel Energy	3.55%
NextEra Energy	3.52%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Darling Ingredients	4.09%
Neste	4.04%
Valero Energy	3.79%
Ameren	3.79%
EDP Renovaveis	3.64%
Contemporary Amperex Technology Class H	3.64%
CMS Energy	3.63%
NiSource	3.56%
Xcel Energy	3.55%
NextEra Energy	3.52%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Climate Solutions Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
During the fiscal year, the Fund removed energy sector risk and added utilities sector risk as principal investment risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Climate Solutions Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund removed energy sector risk and added utilities sector risk as principal investment risks.
Material Fund Change Adviser [Text Block]	Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000030964 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Climate Solutions Fund(formerly, Macquarie Climate Solutions Fund)
Class Name	Class Y
Trading Symbol	IEYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Climate Solutions Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$151	1.24%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Climate Solutions Fund (Class Y) returned 43.97% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 20.01% and 20.52%, respectively, while the MSCI ACWI Investable Market Index (net) and MSCI ACWI Investable Market Index (gross), the Fund's narrowly based securities market index, returned 20.64% and 21.16%, respectively.
Top contributors to performance:
Renewable fuel equities were the top contributors, with Darling Ingredients Inc. and Neste Oyj delivering outstanding performance driven by favorable macroeconomic conditions. As the Iran war created unprecedented disruptions in global oil markets, investors increasingly embraced lower-carbon fuel alternatives offering both emissions reduction and energy security benefits. Darling, through its Diamond Green Diesel joint venture, transforms waste streams into high-value renewable fuels. The company reported revenue growth to $1.7 billion in the fourth quarter, up from $1.4 billion year over year. Neste, Europe's leading renewable fuels producer, similarly benefited from acute conventional fuel supply constraints and supportive biofuel policy developments.
Alcoa Corp. emerged as the next leading contributor, residing in the materials sector. The vertically integrated aluminum producer benefited from strong demand tied to electrification, decarbonization, and data center growth. Geopolitical tensions in the Middle East dramatically tightened aluminum supply, shifting markets from surplus to deficit as the Strait of Hormuz blockade curtailed Persian Gulf smelting capacity. Higher US tariffs on aluminum imports provided additional support for domestic producers, while Alcoa's strategic advantage – operating approximately 86% of its smelting portfolio on renewable energy sources, primarily hydropower – positioned the company favorably as markets increasingly valued lower-carbon production.
Top detractors from performance:
Weyerhaeuser Co. was a significant detractor as lumber and wood product equities were challenged throughout the fiscal period. Excess capacity weighed on pricing, while the tariff dispute between Canada and the US disrupted trade flows and added cost uncertainty. Elevated interest rates continued to suppress new housing construction. Despite wood products' favorable sustainability profile, near-term cyclical headwinds dominated. Investors found little catalyst for recovery as housing affordability challenges persisted and industry capacity remained elevated, pressuring margins across the sector.
Occidental Petroleum Corp. was the second-largest detractor. Despite leadership in carbon capture, utilization, and storage and pioneering direct air capture, near-term stock performance faced pressure from complex sector dynamics. While Occidental's carbon management platform and net-zero emissions goals represent critical climate solutions infrastructure, investors remained cautious on commercialization timelines and carbon credit market development. We exited our position in the stock.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Climate Solutions Fund (Class Y) – including sales charge	43.97%	16.61%	2.45%
Nomura Climate Solutions Fund (Class Y) – excluding sales charge	43.97%	16.61%	2.45%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%
MSCI ACWI Investable Market Index (net)	20.64%	9.03%	11.10%
MSCI ACWI Investable Market Index (gross)	21.16%	9.53%	11.64%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 111,890,221
Holdings Count | Holding	31	[48]
Advisory Fees Paid, Amount	$ 479,741
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$111,890,221
Total number of portfolio holdings*	31
Total advisory fees paid (during reporting period)	$479,741
Portfolio turnover rate	29%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Utilities	31.35%
Materials	20.12%
Industrials	16.37%
Energy	14.47%
Consumer Staples	7.24%
Information Technology	4.81%
Real Estate	2.89%
Consumer Discretionary	2.49%

Top 10 equity holdings
Darling Ingredients	4.09%
Neste	4.04%
Valero Energy	3.79%
Ameren	3.79%
EDP Renovaveis	3.64%
Contemporary Amperex Technology Class H	3.64%
CMS Energy	3.63%
NiSource	3.56%
Xcel Energy	3.55%
NextEra Energy	3.52%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Darling Ingredients	4.09%
Neste	4.04%
Valero Energy	3.79%
Ameren	3.79%
EDP Renovaveis	3.64%
Contemporary Amperex Technology Class H	3.64%
CMS Energy	3.63%
NiSource	3.56%
Xcel Energy	3.55%
NextEra Energy	3.52%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Climate Solutions Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
During the fiscal year, the Fund removed energy sector risk and added utilities sector risk as principal investment risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Climate Solutions Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund removed energy sector risk and added utilities sector risk as principal investment risks.
Material Fund Change Adviser [Text Block]	Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073859 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Balanced Fund(formerly, Macquarie Balanced Fund)
Class Name	Class Y
Trading Symbol	IBNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Balanced Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class Y	$104	0.99%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.97% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%	[49]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Balanced Fund (Class Y) returned 9.24% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 17.80% and 4.35%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the period.
Allocation and security selection effects drove outperformance relative to the benchmarks.
The Fund’s allocation to fixed income outperformed the Bloomberg US Aggregate Index.
Security selection contributed to performance relative to the S&P 500 Index.
Top detractors from performance:
Sector allocation effects within equities detracted from the Fund’s performance relative to the S&P 500 Index.
Allocation effects from an underweight position in US Treasurys and from an overweight to US corporate bonds detracted from performance relative to the Bloomberg US Aggregate Index.
The Fund’s exposure to cash underperformed relative to the benchmarks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Balanced Fund (Class Y) – including sales charge	9.24%	6.26%	8.29%
Nomura Balanced Fund (Class Y) – excluding sales charge	9.24%	6.26%	8.29%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg US Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,828,646,249
Holdings Count | Holding	504	[50]
Advisory Fees Paid, Amount	$ 10,141,790
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,828,646,249
Total number of portfolio holdings*	504
Total advisory fees paid (during reporting period)	$10,141,790
Portfolio turnover rate	80%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	57.81%
Exchange-Traded Funds	11.63%
Corporate Bonds	9.52%
Agency Mortgage-Backed Securities	8.02%
US Treasury Obligations	3.94%
Non-Agency Commercial Mortgage-Backed Securities	3.24%
Non-Agency Asset-Backed Securities	1.16%
Non-Agency Collateralized Mortgage Obligations	1.11%
Collateralized Loan Obligations	0.63%
Agency Collateralized Mortgage Obligations	0.34%
Top 10 equity holdings
NVIDIA	4.45%
Apple	2.91%
Taiwan Semiconductor Manufacturing ADR	2.59%
Alphabet Class A	2.20%
Howmet Aerospace	2.07%
Microsoft	2.03%
Applied Materials	1.88%
Amazon.com	1.71%
Costco Wholesale	1.57%
Eaton	1.57%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	4.45%
Apple	2.91%
Taiwan Semiconductor Manufacturing ADR	2.59%
Alphabet Class A	2.20%
Howmet Aerospace	2.07%
Microsoft	2.03%
Applied Materials	1.88%
Amazon.com	1.71%
Costco Wholesale	1.57%
Eaton	1.57%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Balanced Fund.
Effective April 25, 2025, the Fund introduced a revised fee waiver for Class Y shares of 0.72% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class Y from 1.05% to 0.99%.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Balanced Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.

Material Fund Change Expenses [Text Block]
Effective April 25, 2025, the Fund introduced a revised fee waiver for Class Y shares of 0.72% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class Y from 1.05% to 0.99%.

Material Fund Change Adviser [Text Block]
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146686 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Balanced Fund(formerly, Macquarie Balanced Fund)
Class Name	Class R6
Trading Symbol	IBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Balanced Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R6	$69	0.66%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.64% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%	[51]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Balanced Fund (Class R6) returned 9.61% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 17.80% and 4.35%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the period.
Allocation and security selection effects drove outperformance relative to the benchmarks.
The Fund’s allocation to fixed income outperformed the Bloomberg US Aggregate Index.
Security selection contributed to performance relative to the S&P 500 Index.
Top detractors from performance:
Sector allocation effects within equities detracted from the Fund’s performance relative to the S&P 500 Index.
Allocation effects from an underweight position in US Treasurys and from an overweight to US corporate bonds detracted from performance relative to the Bloomberg US Aggregate Index.
The Fund’s exposure to cash underperformed relative to the benchmarks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Balanced Fund (Class R6) – including sales charge	9.61%	6.61%	8.69%
Nomura Balanced Fund (Class R6) – excluding sales charge	9.61%	6.61%	8.69%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg US Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,828,646,249
Holdings Count | Holding	504	[52]
Advisory Fees Paid, Amount	$ 10,141,790
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,828,646,249
Total number of portfolio holdings*	504
Total advisory fees paid (during reporting period)	$10,141,790
Portfolio turnover rate	80%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	57.81%
Exchange-Traded Funds	11.63%
Corporate Bonds	9.52%
Agency Mortgage-Backed Securities	8.02%
US Treasury Obligations	3.94%
Non-Agency Commercial Mortgage-Backed Securities	3.24%
Non-Agency Asset-Backed Securities	1.16%
Non-Agency Collateralized Mortgage Obligations	1.11%
Collateralized Loan Obligations	0.63%
Agency Collateralized Mortgage Obligations	0.34%
Top 10 equity holdings
NVIDIA	4.45%
Apple	2.91%
Taiwan Semiconductor Manufacturing ADR	2.59%
Alphabet Class A	2.20%
Howmet Aerospace	2.07%
Microsoft	2.03%
Applied Materials	1.88%
Amazon.com	1.71%
Costco Wholesale	1.57%
Eaton	1.57%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	4.45%
Apple	2.91%
Taiwan Semiconductor Manufacturing ADR	2.59%
Alphabet Class A	2.20%
Howmet Aerospace	2.07%
Microsoft	2.03%
Applied Materials	1.88%
Amazon.com	1.71%
Costco Wholesale	1.57%
Eaton	1.57%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Balanced Fund.
Effective April 25, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.64% (excluding certain items), which resulted in a decrease in the net annual operating expenses for Class R6 from 0.71% to 0.66%.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Balanced Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.

Material Fund Change Expenses [Text Block]
Effective April 25, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.64% (excluding certain items), which resulted in a decrease in the net annual operating expenses for Class R6 from 0.71% to 0.66%.

Material Fund Change Adviser [Text Block]
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073858 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Balanced Fund(formerly, Macquarie Balanced Fund)
Class Name	Institutional Class
Trading Symbol	IYBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Balanced Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$78	0.74%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.72% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%	[53]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Balanced Fund (Institutional Class) returned 9.56% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 17.80% and 4.35%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the period.
Allocation and security selection effects drove outperformance relative to the benchmarks.
The Fund’s allocation to fixed income outperformed the Bloomberg US Aggregate Index.
Security selection contributed to performance relative to the S&P 500 Index.
Top detractors from performance:
Sector allocation effects within equities detracted from the Fund’s performance relative to the S&P 500 Index.
Allocation effects from an underweight position in US Treasurys and from an overweight to US corporate bonds detracted from performance relative to the Bloomberg US Aggregate Index.
The Fund’s exposure to cash underperformed relative to the benchmarks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Balanced Fund (Institutional Class) – including sales charge	9.56%	6.52%	8.55%
Nomura Balanced Fund (Institutional Class) – excluding sales charge	9.56%	6.52%	8.55%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg US Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,828,646,249
Holdings Count | Holding	504	[54]
Advisory Fees Paid, Amount	$ 10,141,790
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,828,646,249
Total number of portfolio holdings*	504
Total advisory fees paid (during reporting period)	$10,141,790
Portfolio turnover rate	80%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	57.81%
Exchange-Traded Funds	11.63%
Corporate Bonds	9.52%
Agency Mortgage-Backed Securities	8.02%
US Treasury Obligations	3.94%
Non-Agency Commercial Mortgage-Backed Securities	3.24%
Non-Agency Asset-Backed Securities	1.16%
Non-Agency Collateralized Mortgage Obligations	1.11%
Collateralized Loan Obligations	0.63%
Agency Collateralized Mortgage Obligations	0.34%
Top 10 equity holdings
NVIDIA	4.45%
Apple	2.91%
Taiwan Semiconductor Manufacturing ADR	2.59%
Alphabet Class A	2.20%
Howmet Aerospace	2.07%
Microsoft	2.03%
Applied Materials	1.88%
Amazon.com	1.71%
Costco Wholesale	1.57%
Eaton	1.57%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	4.45%
Apple	2.91%
Taiwan Semiconductor Manufacturing ADR	2.59%
Alphabet Class A	2.20%
Howmet Aerospace	2.07%
Microsoft	2.03%
Applied Materials	1.88%
Amazon.com	1.71%
Costco Wholesale	1.57%
Eaton	1.57%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Balanced Fund.
Effective April 25, 2025, the Fund introduced a revised fee waiver for Institutional Class shares of 0.72% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Institutional Class from 0.80% to 0.74%.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Balanced Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.

Material Fund Change Expenses [Text Block]
Effective April 25, 2025, the Fund introduced a revised fee waiver for Institutional Class shares of 0.72% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Institutional Class from 0.80% to 0.74%.

Material Fund Change Adviser [Text Block]
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000122153 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Balanced Fund(formerly, Macquarie Balanced Fund)
Class Name	Class R
Trading Symbol	IYBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Balanced Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class R	$130	1.24%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.22% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%	[55]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Balanced Fund (Class R) returned 8.97% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 17.80% and 4.35%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the period.
Allocation and security selection effects drove outperformance relative to the benchmarks.
The Fund’s allocation to fixed income outperformed the Bloomberg US Aggregate Index.
Security selection contributed to performance relative to the S&P 500 Index.
Top detractors from performance:
Sector allocation effects within equities detracted from the Fund’s performance relative to the S&P 500 Index.
Allocation effects from an underweight position in US Treasurys and from an overweight to US corporate bonds detracted from performance relative to the Bloomberg US Aggregate Index.
The Fund’s exposure to cash underperformed relative to the benchmarks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Balanced Fund (Class R) – including sales charge	8.97%	5.95%	7.95%
Nomura Balanced Fund (Class R) – excluding sales charge	8.97%	5.95%	7.95%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg US Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,828,646,249
Holdings Count | Holding	504	[56]
Advisory Fees Paid, Amount	$ 10,141,790
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,828,646,249
Total number of portfolio holdings*	504
Total advisory fees paid (during reporting period)	$10,141,790
Portfolio turnover rate	80%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	57.81%
Exchange-Traded Funds	11.63%
Corporate Bonds	9.52%
Agency Mortgage-Backed Securities	8.02%
US Treasury Obligations	3.94%
Non-Agency Commercial Mortgage-Backed Securities	3.24%
Non-Agency Asset-Backed Securities	1.16%
Non-Agency Collateralized Mortgage Obligations	1.11%
Collateralized Loan Obligations	0.63%
Agency Collateralized Mortgage Obligations	0.34%
Top 10 equity holdings
NVIDIA	4.45%
Apple	2.91%
Taiwan Semiconductor Manufacturing ADR	2.59%
Alphabet Class A	2.20%
Howmet Aerospace	2.07%
Microsoft	2.03%
Applied Materials	1.88%
Amazon.com	1.71%
Costco Wholesale	1.57%
Eaton	1.57%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	4.45%
Apple	2.91%
Taiwan Semiconductor Manufacturing ADR	2.59%
Alphabet Class A	2.20%
Howmet Aerospace	2.07%
Microsoft	2.03%
Applied Materials	1.88%
Amazon.com	1.71%
Costco Wholesale	1.57%
Eaton	1.57%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Balanced Fund.
Effective April 25, 2025, the Fund introduced a revised fee waiver for Class R shares of 0.72% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class R from 1.30% to 1.24%.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Balanced Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.

Material Fund Change Expenses [Text Block]
Effective April 25, 2025, the Fund introduced a revised fee waiver for Class R shares of 0.72% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class R from 1.30% to 1.24%.

Material Fund Change Adviser [Text Block]
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073856 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Balanced Fund(formerly, Macquarie Balanced Fund)
Class Name	Class C
Trading Symbol	IBNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Balanced Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$181	1.74%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.72% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.74%	[57]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Balanced Fund (Class C) returned 8.44% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 17.80% and 4.35%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the period.
Allocation and security selection effects drove outperformance relative to the benchmarks.
The Fund’s allocation to fixed income outperformed the Bloomberg US Aggregate Index.
Security selection contributed to performance relative to the S&P 500 Index.
Top detractors from performance:
Sector allocation effects within equities detracted from the Fund’s performance relative to the S&P 500 Index.
Allocation effects from an underweight position in US Treasurys and from an overweight to US corporate bonds detracted from performance relative to the Bloomberg US Aggregate Index.
The Fund’s exposure to cash underperformed relative to the benchmarks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Balanced Fund (Class C) – including sales charge	7.44%	5.42%	7.64%
Nomura Balanced Fund (Class C) – excluding sales charge	8.44%	5.42%	7.64%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg US Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,828,646,249
Holdings Count | Holding	504	[58]
Advisory Fees Paid, Amount	$ 10,141,790
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,828,646,249
Total number of portfolio holdings*	504
Total advisory fees paid (during reporting period)	$10,141,790
Portfolio turnover rate	80%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	57.81%
Exchange-Traded Funds	11.63%
Corporate Bonds	9.52%
Agency Mortgage-Backed Securities	8.02%
US Treasury Obligations	3.94%
Non-Agency Commercial Mortgage-Backed Securities	3.24%
Non-Agency Asset-Backed Securities	1.16%
Non-Agency Collateralized Mortgage Obligations	1.11%
Collateralized Loan Obligations	0.63%
Agency Collateralized Mortgage Obligations	0.34%
Top 10 equity holdings
NVIDIA	4.45%
Apple	2.91%
Taiwan Semiconductor Manufacturing ADR	2.59%
Alphabet Class A	2.20%
Howmet Aerospace	2.07%
Microsoft	2.03%
Applied Materials	1.88%
Amazon.com	1.71%
Costco Wholesale	1.57%
Eaton	1.57%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	4.45%
Apple	2.91%
Taiwan Semiconductor Manufacturing ADR	2.59%
Alphabet Class A	2.20%
Howmet Aerospace	2.07%
Microsoft	2.03%
Applied Materials	1.88%
Amazon.com	1.71%
Costco Wholesale	1.57%
Eaton	1.57%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Balanced Fund.
Effective April 25, 2025, the Fund introduced a revised fee waiver for Class C shares of 0.72% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class C from 1.80% to 1.74%.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Balanced Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.

Material Fund Change Expenses [Text Block]
Effective April 25, 2025, the Fund introduced a revised fee waiver for Class C shares of 0.72% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class C from 1.80% to 1.74%.

Material Fund Change Adviser [Text Block]
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073854 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Balanced Fund(formerly, Macquarie Balanced Fund)
Class Name	Class A
Trading Symbol	IBNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Balanced Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$104	0.99%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.97% if non-recurring expenses were not included.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%	[59]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Balanced Fund (Class A) returned 9.27% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index and Bloomberg US Aggregate Index, the Fund's broad-based securities market indices (benchmarks), returned 17.80% and 4.35%, respectively.
Top contributors to performance:
Equities generally outperformed fixed income over the fiscal year despite facing volatility toward the end of the period.
Allocation and security selection effects drove outperformance relative to the benchmarks.
The Fund’s allocation to fixed income outperformed the Bloomberg US Aggregate Index.
Security selection contributed to performance relative to the S&P 500 Index.
Top detractors from performance:
Sector allocation effects within equities detracted from the Fund’s performance relative to the S&P 500 Index.
Allocation effects from an underweight position in US Treasurys and from an overweight to US corporate bonds detracted from performance relative to the Bloomberg US Aggregate Index.
The Fund’s exposure to cash underperformed relative to the benchmarks.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in multiple broad-based securities market indices for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Balanced Fund (Class A) – including sales charge	2.97%	5.01%	7.65%
Nomura Balanced Fund (Class A) – excluding sales charge	9.27%	6.26%	8.29%
S&P 500 Index	17.80%	12.06%	14.16%
Bloomberg US Aggregate Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,828,646,249
Holdings Count | Holding	504	[60]
Advisory Fees Paid, Amount	$ 10,141,790
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,828,646,249
Total number of portfolio holdings*	504
Total advisory fees paid (during reporting period)	$10,141,790
Portfolio turnover rate	80%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Portfolio composition
Common Stocks	57.81%
Exchange-Traded Funds	11.63%
Corporate Bonds	9.52%
Agency Mortgage-Backed Securities	8.02%
US Treasury Obligations	3.94%
Non-Agency Commercial Mortgage-Backed Securities	3.24%
Non-Agency Asset-Backed Securities	1.16%
Non-Agency Collateralized Mortgage Obligations	1.11%
Collateralized Loan Obligations	0.63%
Agency Collateralized Mortgage Obligations	0.34%
Top 10 equity holdings
NVIDIA	4.45%
Apple	2.91%
Taiwan Semiconductor Manufacturing ADR	2.59%
Alphabet Class A	2.20%
Howmet Aerospace	2.07%
Microsoft	2.03%
Applied Materials	1.88%
Amazon.com	1.71%
Costco Wholesale	1.57%
Eaton	1.57%

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	4.45%
Apple	2.91%
Taiwan Semiconductor Manufacturing ADR	2.59%
Alphabet Class A	2.20%
Howmet Aerospace	2.07%
Microsoft	2.03%
Applied Materials	1.88%
Amazon.com	1.71%
Costco Wholesale	1.57%
Eaton	1.57%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Balanced Fund.
Effective April 25, 2025, the Fund introduced a revised fee waiver for Class A shares of 0.72% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class A from 1.05% to 0.99%.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Balanced Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.

Material Fund Change Expenses [Text Block]
Effective April 25, 2025, the Fund introduced a revised fee waiver for Class A shares of 0.72% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class A from 1.05% to 0.99%.

Material Fund Change Adviser [Text Block]
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025) and Macquarie Investment Management Europe Limited no longer serve as sub-advisors to the Fund and Macquarie Investment Management Global Limited is added as an unaffiliated sub-advisor to the Fund.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073860 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Growth Fund(formerly, Macquarie Global Growth Fund)
Class Name	Class A
Trading Symbol	IVINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$116	1.09%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Growth Fund (Class A) returned 13.26% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 20.01% and 20.52%, respectively.
Top contributors to performance:
Stocks within healthcare contributed to performance during the reporting period due to holdings in Hoya Corp. and Rede D'Or Sao Luiz SA.
An underweight allocation to utilities also contributed to performance.
At the country level, Taiwan, Spain, and Denmark contributed the most.
Top detractors from performance:
Within communication services, an underweight allocation to Alphabet Inc. and exposure to select telecommunications companies detracted from performance during the reporting period, due to moderated growth and valuation concerns.
Stock selection in consumer discretionary also detracted from performance, driven by holdings in Sea Ltd. and Ferrari NV.
At the country level, the US, Germany, and Singapore detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Global Growth Fund (Class A) – including sales charge	6.75%	6.67%	9.81%
Nomura Global Growth Fund (Class A) – excluding sales charge	13.26%	7.94%	10.46%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 810,107,764
Holdings Count | Holding	56	[61]
Advisory Fees Paid, Amount	$ 5,761,716
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$810,107,764
Total number of portfolio holdings*	56
Total advisory fees paid (during reporting period)	$5,761,716
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	62.38%
Taiwan	4.98%
India	3.36%
United Kingdom	3.24%
Japan	2.97%
France	2.53%
Germany	2.41%
Spain	2.11%
Canada	2.02%
Netherlands	1.94%

Sector allocation*
Information Technology	26.40%
Financials	15.38%
Industrials	14.14%
Healthcare	10.15%
Consumer Discretionary	9.67%
Communication Services	8.95%
Consumer Staples	6.75%
Materials	3.16%
Energy	2.31%
Utilities	1.87%

Top 10 equity holdings
NVIDIA	5.91%
Taiwan Semiconductor Manufacturing	4.98%
Microsoft	3.73%
Apple	3.35%
Alphabet Class A	2.36%
KLA	2.29%
Amazon.com	2.20%
Howmet Aerospace	2.14%
Banco Bilbao Vizcaya Argentaria	2.11%
Alimentation Couche-Tard	2.02%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	5.91%
Taiwan Semiconductor Manufacturing	4.98%
Microsoft	3.73%
Apple	3.35%
Alphabet Class A	2.36%
KLA	2.29%
Amazon.com	2.20%
Howmet Aerospace	2.14%
Banco Bilbao Vizcaya Argentaria	2.11%
Alimentation Couche-Tard	2.02%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Global Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Global Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073863 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Growth Fund(formerly, Macquarie Global Growth Fund)
Class Name	Class C
Trading Symbol	IVNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196	1.85%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Growth Fund (Class C) returned 12.37% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 20.01% and 20.52%, respectively.
Top contributors to performance:
Stocks within healthcare contributed to performance during the reporting period due to holdings in Hoya Corp. and Rede D'Or Sao Luiz SA.
An underweight allocation to utilities also contributed to performance.
At the country level, Taiwan, Spain, and Denmark contributed the most.
Top detractors from performance:
Within communication services, an underweight allocation to Alphabet Inc. and exposure to select telecommunications companies detracted from performance during the reporting period, due to moderated growth and valuation concerns.
Stock selection in consumer discretionary also detracted from performance, driven by holdings in Sea Ltd. and Ferrari NV.
At the country level, the US, Germany, and Singapore detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Global Growth Fund (Class C) – including sales charge	11.41%	7.05%	9.72%
Nomura Global Growth Fund (Class C) – excluding sales charge	12.37%	7.05%	9.72%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 810,107,764
Holdings Count | Holding	56	[62]
Advisory Fees Paid, Amount	$ 5,761,716
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$810,107,764
Total number of portfolio holdings*	56
Total advisory fees paid (during reporting period)	$5,761,716
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	62.38%
Taiwan	4.98%
India	3.36%
United Kingdom	3.24%
Japan	2.97%
France	2.53%
Germany	2.41%
Spain	2.11%
Canada	2.02%
Netherlands	1.94%

Sector allocation*
Information Technology	26.40%
Financials	15.38%
Industrials	14.14%
Healthcare	10.15%
Consumer Discretionary	9.67%
Communication Services	8.95%
Consumer Staples	6.75%
Materials	3.16%
Energy	2.31%
Utilities	1.87%

Top 10 equity holdings
NVIDIA	5.91%
Taiwan Semiconductor Manufacturing	4.98%
Microsoft	3.73%
Apple	3.35%
Alphabet Class A	2.36%
KLA	2.29%
Amazon.com	2.20%
Howmet Aerospace	2.14%
Banco Bilbao Vizcaya Argentaria	2.11%
Alimentation Couche-Tard	2.02%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	5.91%
Taiwan Semiconductor Manufacturing	4.98%
Microsoft	3.73%
Apple	3.35%
Alphabet Class A	2.36%
KLA	2.29%
Amazon.com	2.20%
Howmet Aerospace	2.14%
Banco Bilbao Vizcaya Argentaria	2.11%
Alimentation Couche-Tard	2.02%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Global Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Global Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000122154 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Growth Fund(formerly, Macquarie Global Growth Fund)
Class Name	Class R
Trading Symbol	IYIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$144	1.35%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Growth Fund (Class R) returned 12.96% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 20.01% and 20.52%, respectively.
Top contributors to performance:
Stocks within healthcare contributed to performance during the reporting period due to holdings in Hoya Corp. and Rede D'Or Sao Luiz SA.
An underweight allocation to utilities also contributed to performance.
At the country level, Taiwan, Spain, and Denmark contributed the most.
Top detractors from performance:
Within communication services, an underweight allocation to Alphabet Inc. and exposure to select telecommunications companies detracted from performance during the reporting period, due to moderated growth and valuation concerns.
Stock selection in consumer discretionary also detracted from performance, driven by holdings in Sea Ltd. and Ferrari NV.
At the country level, the US, Germany, and Singapore detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Global Growth Fund (Class R) – including sales charge	12.96%	7.63%	10.14%
Nomura Global Growth Fund (Class R) – excluding sales charge	12.96%	7.63%	10.14%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 810,107,764
Holdings Count | Holding	56	[63]
Advisory Fees Paid, Amount	$ 5,761,716
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$810,107,764
Total number of portfolio holdings*	56
Total advisory fees paid (during reporting period)	$5,761,716
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	62.38%
Taiwan	4.98%
India	3.36%
United Kingdom	3.24%
Japan	2.97%
France	2.53%
Germany	2.41%
Spain	2.11%
Canada	2.02%
Netherlands	1.94%

Sector allocation*
Information Technology	26.40%
Financials	15.38%
Industrials	14.14%
Healthcare	10.15%
Consumer Discretionary	9.67%
Communication Services	8.95%
Consumer Staples	6.75%
Materials	3.16%
Energy	2.31%
Utilities	1.87%

Top 10 equity holdings
NVIDIA	5.91%
Taiwan Semiconductor Manufacturing	4.98%
Microsoft	3.73%
Apple	3.35%
Alphabet Class A	2.36%
KLA	2.29%
Amazon.com	2.20%
Howmet Aerospace	2.14%
Banco Bilbao Vizcaya Argentaria	2.11%
Alimentation Couche-Tard	2.02%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	5.91%
Taiwan Semiconductor Manufacturing	4.98%
Microsoft	3.73%
Apple	3.35%
Alphabet Class A	2.36%
KLA	2.29%
Amazon.com	2.20%
Howmet Aerospace	2.14%
Banco Bilbao Vizcaya Argentaria	2.11%
Alimentation Couche-Tard	2.02%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Global Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Global Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073865 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Growth Fund(formerly, Macquarie Global Growth Fund)
Class Name	Institutional Class
Trading Symbol	IGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Growth Fund (Institutional Class) returned 13.52% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 20.01% and 20.52%, respectively.
Top contributors to performance:
Stocks within healthcare contributed to performance during the reporting period due to holdings in Hoya Corp. and Rede D'Or Sao Luiz SA.
An underweight allocation to utilities also contributed to performance.
At the country level, Taiwan, Spain, and Denmark contributed the most.
Top detractors from performance:
Within communication services, an underweight allocation to Alphabet Inc. and exposure to select telecommunications companies detracted from performance during the reporting period, due to moderated growth and valuation concerns.
Stock selection in consumer discretionary also detracted from performance, driven by holdings in Sea Ltd. and Ferrari NV.
At the country level, the US, Germany, and Singapore detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Global Growth Fund (Institutional Class) – including sales charge	13.52%	8.20%	10.75%
Nomura Global Growth Fund (Institutional Class) – excluding sales charge	13.52%	8.20%	10.75%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 810,107,764
Holdings Count | Holding	56	[64]
Advisory Fees Paid, Amount	$ 5,761,716
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$810,107,764
Total number of portfolio holdings*	56
Total advisory fees paid (during reporting period)	$5,761,716
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	62.38%
Taiwan	4.98%
India	3.36%
United Kingdom	3.24%
Japan	2.97%
France	2.53%
Germany	2.41%
Spain	2.11%
Canada	2.02%
Netherlands	1.94%

Sector allocation*
Information Technology	26.40%
Financials	15.38%
Industrials	14.14%
Healthcare	10.15%
Consumer Discretionary	9.67%
Communication Services	8.95%
Consumer Staples	6.75%
Materials	3.16%
Energy	2.31%
Utilities	1.87%

Top 10 equity holdings
NVIDIA	5.91%
Taiwan Semiconductor Manufacturing	4.98%
Microsoft	3.73%
Apple	3.35%
Alphabet Class A	2.36%
KLA	2.29%
Amazon.com	2.20%
Howmet Aerospace	2.14%
Banco Bilbao Vizcaya Argentaria	2.11%
Alimentation Couche-Tard	2.02%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	5.91%
Taiwan Semiconductor Manufacturing	4.98%
Microsoft	3.73%
Apple	3.35%
Alphabet Class A	2.36%
KLA	2.29%
Amazon.com	2.20%
Howmet Aerospace	2.14%
Banco Bilbao Vizcaya Argentaria	2.11%
Alimentation Couche-Tard	2.02%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Global Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Global Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146687 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Growth Fund(formerly, Macquarie Global Growth Fund)
Class Name	Class R6
Trading Symbol	ITGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Growth Fund (Class R6) returned 13.64% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 20.01% and 20.52%, respectively.
Top contributors to performance:
Stocks within healthcare contributed to performance during the reporting period due to holdings in Hoya Corp. and Rede D'Or Sao Luiz SA.
An underweight allocation to utilities also contributed to performance.
At the country level, Taiwan, Spain, and Denmark contributed the most.
Top detractors from performance:
Within communication services, an underweight allocation to Alphabet Inc. and exposure to select telecommunications companies detracted from performance during the reporting period, due to moderated growth and valuation concerns.
Stock selection in consumer discretionary also detracted from performance, driven by holdings in Sea Ltd. and Ferrari NV.
At the country level, the US, Germany, and Singapore detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Global Growth Fund (Class R6) – including sales charge	13.64%	8.29%	10.88%
Nomura Global Growth Fund (Class R6) – excluding sales charge	13.64%	8.29%	10.88%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 810,107,764
Holdings Count | Holding	56	[65]
Advisory Fees Paid, Amount	$ 5,761,716
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$810,107,764
Total number of portfolio holdings*	56
Total advisory fees paid (during reporting period)	$5,761,716
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	62.38%
Taiwan	4.98%
India	3.36%
United Kingdom	3.24%
Japan	2.97%
France	2.53%
Germany	2.41%
Spain	2.11%
Canada	2.02%
Netherlands	1.94%

Sector allocation*
Information Technology	26.40%
Financials	15.38%
Industrials	14.14%
Healthcare	10.15%
Consumer Discretionary	9.67%
Communication Services	8.95%
Consumer Staples	6.75%
Materials	3.16%
Energy	2.31%
Utilities	1.87%

Top 10 equity holdings
NVIDIA	5.91%
Taiwan Semiconductor Manufacturing	4.98%
Microsoft	3.73%
Apple	3.35%
Alphabet Class A	2.36%
KLA	2.29%
Amazon.com	2.20%
Howmet Aerospace	2.14%
Banco Bilbao Vizcaya Argentaria	2.11%
Alimentation Couche-Tard	2.02%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	5.91%
Taiwan Semiconductor Manufacturing	4.98%
Microsoft	3.73%
Apple	3.35%
Alphabet Class A	2.36%
KLA	2.29%
Amazon.com	2.20%
Howmet Aerospace	2.14%
Banco Bilbao Vizcaya Argentaria	2.11%
Alimentation Couche-Tard	2.02%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.76% (excluding certain items).
Effective December 1, 2025, the Fund was renamed Nomura Global Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Global Growth Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.76% (excluding certain items).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073861 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Growth Fund(formerly, Macquarie Global Growth Fund)
Class Name	Class Y
Trading Symbol	IVIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Growth Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Growth Fund (Class Y) returned 13.27% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) Index (net) and MSCI ACWI Index (gross), the Fund's broad-based securities market index, returned 20.01% and 20.52%, respectively.
Top contributors to performance:
Stocks within healthcare contributed to performance during the reporting period due to holdings in Hoya Corp. and Rede D'Or Sao Luiz SA.
An underweight allocation to utilities also contributed to performance.
At the country level, Taiwan, Spain, and Denmark contributed the most.
Top detractors from performance:
Within communication services, an underweight allocation to Alphabet Inc. and exposure to select telecommunications companies detracted from performance during the reporting period, due to moderated growth and valuation concerns.
Stock selection in consumer discretionary also detracted from performance, driven by holdings in Sea Ltd. and Ferrari NV.
At the country level, the US, Germany, and Singapore detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Global Growth Fund (Class Y) – including sales charge	13.27%	7.93%	10.47%
Nomura Global Growth Fund (Class Y) – excluding sales charge	13.27%	7.93%	10.47%
MSCI ACWI Index (net)	20.01%	9.49%	11.33%
MSCI ACWI Index (gross)	20.52%	9.99%	11.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 810,107,764
Holdings Count | Holding	56	[66]
Advisory Fees Paid, Amount	$ 5,761,716
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$810,107,764
Total number of portfolio holdings*	56
Total advisory fees paid (during reporting period)	$5,761,716
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	62.38%
Taiwan	4.98%
India	3.36%
United Kingdom	3.24%
Japan	2.97%
France	2.53%
Germany	2.41%
Spain	2.11%
Canada	2.02%
Netherlands	1.94%

Sector allocation*
Information Technology	26.40%
Financials	15.38%
Industrials	14.14%
Healthcare	10.15%
Consumer Discretionary	9.67%
Communication Services	8.95%
Consumer Staples	6.75%
Materials	3.16%
Energy	2.31%
Utilities	1.87%

Top 10 equity holdings
NVIDIA	5.91%
Taiwan Semiconductor Manufacturing	4.98%
Microsoft	3.73%
Apple	3.35%
Alphabet Class A	2.36%
KLA	2.29%
Amazon.com	2.20%
Howmet Aerospace	2.14%
Banco Bilbao Vizcaya Argentaria	2.11%
Alimentation Couche-Tard	2.02%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
NVIDIA	5.91%
Taiwan Semiconductor Manufacturing	4.98%
Microsoft	3.73%
Apple	3.35%
Alphabet Class A	2.36%
KLA	2.29%
Amazon.com	2.20%
Howmet Aerospace	2.14%
Banco Bilbao Vizcaya Argentaria	2.11%
Alimentation Couche-Tard	2.02%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Global Growth Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Global Growth Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073889 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Systematic Emerging Markets Equity Fund(formerly, Macquarie Systematic Emerging Markets Equity Fund)
Class Name	Class Y
Trading Symbol	IPOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$121	1.05%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Systematic Emerging Markets Equity Fund (Class Y) returned 29.72% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 29.55% and 30.30%, respectively.
Top contributors to performance:
Holdings in Samsung Electronics Ltd., Taiwan Semiconductor Manufacturing Co. Ltd., and Petroleo Brasileiro SA, which outperformed relative to the Fund’s broad-based index
An underweight allocation to the consumer discretionary and consumer staples sectors
An overweight allocation to China and Saudi Arabia
Top detractors from performance:
An overweight allocation to the information technology sector
An overweight allocation to South Korea and United Arab Emirates
An overweight holding in ICICI Bank Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Systematic Emerging Markets Equity Fund (Class Y) – including sales charge	29.72%	1.31%	8.51%
Nomura Systematic Emerging Markets Equity Fund (Class Y) – excluding sales charge	29.72%	1.31%	8.51%
MSCI Emerging Markets Index (net)	29.55%	3.69%	7.80%
MSCI Emerging Markets Index (gross)	30.30%	4.16%	8.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 613,295,737
Holdings Count | Holding	83	[67]
Advisory Fees Paid, Amount	$ 3,416,509
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$613,295,737
Total number of portfolio holdings*	83
Total advisory fees paid (during reporting period)	$3,416,509
Portfolio turnover rate	39%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	26.67%
Taiwan	22.77%
South Korea	17.89%
India	8.23%
Brazil	7.48%
South Africa	5.23%
Poland	4.01%
United Arab Emirates	3.19%
Türkiye	1.29%
Hungary	0.94%

Sector allocation*
Information Technology	33.77%
Financials	23.41%
Communication Services	12.60%
Energy	8.77%
Industrials	6.73%
Consumer Discretionary	6.07%
Real Estate	2.94%
Materials	2.89%
Utilities	1.81%
Consumer Staples	0.00%**

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.64%
Samsung Electronics	7.10%
Tencent Holdings	4.20%
Petroleo Brasileiro	3.19%
Powszechny Zaklad Ubezpieczen	2.92%
SK Hynix	2.67%
NetEase	2.43%
Bank of China Class H	2.41%
PICC Property & Casualty Class H	2.37%
FirstRand	2.21%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
** Amount is less than 0.005%.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.64%
Samsung Electronics	7.10%
Tencent Holdings	4.20%
Petroleo Brasileiro	3.19%
Powszechny Zaklad Ubezpieczen	2.92%
SK Hynix	2.67%
NetEase	2.43%
Bank of China Class H	2.41%
PICC Property & Casualty Class H	2.37%
FirstRand	2.21%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Systematic Emerging Markets Equity Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.
During the fiscal year, the Fund added information technology sector risk and removed consumer discretionary sector risk as principal investments risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Systematic Emerging Markets Equity Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added information technology sector risk and removed consumer discretionary sector risk as principal investments risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146689 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Systematic Emerging Markets Equity Fund(formerly, Macquarie Systematic Emerging Markets Equity Fund)
Class Name	Class R6
Trading Symbol	IMEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.64%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Systematic Emerging Markets Equity Fund (Class R6) returned 30.24% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 29.55% and 30.30%, respectively.
Top contributors to performance:
Holdings in Samsung Electronics Ltd., Taiwan Semiconductor Manufacturing Co. Ltd., and Petroleo Brasileiro SA, which outperformed relative to the Fund’s broad-based index
An underweight allocation to the consumer discretionary and consumer staples sectors
An overweight allocation to China and Saudi Arabia
Top detractors from performance:
An overweight allocation to the information technology sector
An overweight allocation to South Korea and United Arab Emirates
An overweight holding in ICICI Bank Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Systematic Emerging Markets Equity Fund (Class R6) – including sales charge	30.24%	1.72%	8.94%
Nomura Systematic Emerging Markets Equity Fund (Class R6) – excluding sales charge	30.24%	1.72%	8.94%
MSCI Emerging Markets Index (net)	29.55%	3.69%	7.80%
MSCI Emerging Markets Index (gross)	30.30%	4.16%	8.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 613,295,737
Holdings Count | Holding	83	[68]
Advisory Fees Paid, Amount	$ 3,416,509
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$613,295,737
Total number of portfolio holdings*	83
Total advisory fees paid (during reporting period)	$3,416,509
Portfolio turnover rate	39%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	26.67%
Taiwan	22.77%
South Korea	17.89%
India	8.23%
Brazil	7.48%
South Africa	5.23%
Poland	4.01%
United Arab Emirates	3.19%
Türkiye	1.29%
Hungary	0.94%

Sector allocation*
Information Technology	33.77%
Financials	23.41%
Communication Services	12.60%
Energy	8.77%
Industrials	6.73%
Consumer Discretionary	6.07%
Real Estate	2.94%
Materials	2.89%
Utilities	1.81%
Consumer Staples	0.00%**

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.64%
Samsung Electronics	7.10%
Tencent Holdings	4.20%
Petroleo Brasileiro	3.19%
Powszechny Zaklad Ubezpieczen	2.92%
SK Hynix	2.67%
NetEase	2.43%
Bank of China Class H	2.41%
PICC Property & Casualty Class H	2.37%
FirstRand	2.21%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
** Amount is less than 0.005%.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.64%
Samsung Electronics	7.10%
Tencent Holdings	4.20%
Petroleo Brasileiro	3.19%
Powszechny Zaklad Ubezpieczen	2.92%
SK Hynix	2.67%
NetEase	2.43%
Bank of China Class H	2.41%
PICC Property & Casualty Class H	2.37%
FirstRand	2.21%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Systematic Emerging Markets Equity Fund.
Effective July 31, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.64% (excluding certain items).
Effective December 1, 2025, Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.
During the fiscal year, the Fund added information technology sector risk and removed consumer discretionary sector risk as principal investments risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Systematic Emerging Markets Equity Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.64% (excluding certain items).
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added information technology sector risk and removed consumer discretionary sector risk as principal investments risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073894 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Systematic Emerging Markets Equity Fund(formerly, Macquarie Systematic Emerging Markets Equity Fund)
Class Name	Institutional Class
Trading Symbol	IPOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.80%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Systematic Emerging Markets Equity Fund (Institutional Class) returned 30.08% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 29.55% and 30.30%, respectively.
Top contributors to performance:
Holdings in Samsung Electronics Ltd., Taiwan Semiconductor Manufacturing Co. Ltd., and Petroleo Brasileiro SA, which outperformed relative to the Fund’s broad-based index
An underweight allocation to the consumer discretionary and consumer staples sectors
An overweight allocation to China and Saudi Arabia
Top detractors from performance:
An overweight allocation to the information technology sector
An overweight allocation to South Korea and United Arab Emirates
An overweight holding in ICICI Bank Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Systematic Emerging Markets Equity Fund (Institutional Class) – including sales charge	30.08%	1.61%	8.86%
Nomura Systematic Emerging Markets Equity Fund (Institutional Class) – excluding sales charge	30.08%	1.61%	8.86%
MSCI Emerging Markets Index (net)	29.55%	3.69%	7.80%
MSCI Emerging Markets Index (gross)	30.30%	4.16%	8.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 613,295,737
Holdings Count | Holding	83	[69]
Advisory Fees Paid, Amount	$ 3,416,509
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$613,295,737
Total number of portfolio holdings*	83
Total advisory fees paid (during reporting period)	$3,416,509
Portfolio turnover rate	39%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	26.67%
Taiwan	22.77%
South Korea	17.89%
India	8.23%
Brazil	7.48%
South Africa	5.23%
Poland	4.01%
United Arab Emirates	3.19%
Türkiye	1.29%
Hungary	0.94%

Sector allocation*
Information Technology	33.77%
Financials	23.41%
Communication Services	12.60%
Energy	8.77%
Industrials	6.73%
Consumer Discretionary	6.07%
Real Estate	2.94%
Materials	2.89%
Utilities	1.81%
Consumer Staples	0.00%**

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.64%
Samsung Electronics	7.10%
Tencent Holdings	4.20%
Petroleo Brasileiro	3.19%
Powszechny Zaklad Ubezpieczen	2.92%
SK Hynix	2.67%
NetEase	2.43%
Bank of China Class H	2.41%
PICC Property & Casualty Class H	2.37%
FirstRand	2.21%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
** Amount is less than 0.005%.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.64%
Samsung Electronics	7.10%
Tencent Holdings	4.20%
Petroleo Brasileiro	3.19%
Powszechny Zaklad Ubezpieczen	2.92%
SK Hynix	2.67%
NetEase	2.43%
Bank of China Class H	2.41%
PICC Property & Casualty Class H	2.37%
FirstRand	2.21%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Systematic Emerging Markets Equity Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.
During the fiscal year, the Fund added information technology sector risk and removed consumer discretionary sector risk as principal investments risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Systematic Emerging Markets Equity Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added information technology sector risk and removed consumer discretionary sector risk as principal investments risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000122158 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Systematic Emerging Markets Equity Fund(formerly, Macquarie Systematic Emerging Markets Equity Fund)
Class Name	Class R
Trading Symbol	IYPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$149	1.30%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Systematic Emerging Markets Equity Fund (Class R) returned 29.45% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 29.55% and 30.30%, respectively.
Top contributors to performance:
Holdings in Samsung Electronics Ltd., Taiwan Semiconductor Manufacturing Co. Ltd., and Petroleo Brasileiro SA, which outperformed relative to the Fund’s broad-based index
An underweight allocation to the consumer discretionary and consumer staples sectors
An overweight allocation to China and Saudi Arabia
Top detractors from performance:
An overweight allocation to the information technology sector
An overweight allocation to South Korea and United Arab Emirates
An overweight holding in ICICI Bank Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Systematic Emerging Markets Equity Fund (Class R) – including sales charge	29.45%	1.05%	8.18%
Nomura Systematic Emerging Markets Equity Fund (Class R) – excluding sales charge	29.45%	1.05%	8.18%
MSCI Emerging Markets Index (net)	29.55%	3.69%	7.80%
MSCI Emerging Markets Index (gross)	30.30%	4.16%	8.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 613,295,737
Holdings Count | Holding	83	[70]
Advisory Fees Paid, Amount	$ 3,416,509
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$613,295,737
Total number of portfolio holdings*	83
Total advisory fees paid (during reporting period)	$3,416,509
Portfolio turnover rate	39%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	26.67%
Taiwan	22.77%
South Korea	17.89%
India	8.23%
Brazil	7.48%
South Africa	5.23%
Poland	4.01%
United Arab Emirates	3.19%
Türkiye	1.29%
Hungary	0.94%

Sector allocation*
Information Technology	33.77%
Financials	23.41%
Communication Services	12.60%
Energy	8.77%
Industrials	6.73%
Consumer Discretionary	6.07%
Real Estate	2.94%
Materials	2.89%
Utilities	1.81%
Consumer Staples	0.00%**

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.64%
Samsung Electronics	7.10%
Tencent Holdings	4.20%
Petroleo Brasileiro	3.19%
Powszechny Zaklad Ubezpieczen	2.92%
SK Hynix	2.67%
NetEase	2.43%
Bank of China Class H	2.41%
PICC Property & Casualty Class H	2.37%
FirstRand	2.21%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
** Amount is less than 0.005%.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.64%
Samsung Electronics	7.10%
Tencent Holdings	4.20%
Petroleo Brasileiro	3.19%
Powszechny Zaklad Ubezpieczen	2.92%
SK Hynix	2.67%
NetEase	2.43%
Bank of China Class H	2.41%
PICC Property & Casualty Class H	2.37%
FirstRand	2.21%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Systematic Emerging Markets Equity Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.
During the fiscal year, the Fund added information technology sector risk and removed consumer discretionary sector risk as principal investments risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Systematic Emerging Markets Equity Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added information technology sector risk and removed consumer discretionary sector risk as principal investments risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073892 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Systematic Emerging Markets Equity Fund(formerly, Macquarie Systematic Emerging Markets Equity Fund)
Class Name	Class C
Trading Symbol	IPOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$206	1.80%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Systematic Emerging Markets Equity Fund (Class C) returned 28.77% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 29.55% and 30.30%, respectively.
Top contributors to performance:
Holdings in Samsung Electronics Ltd., Taiwan Semiconductor Manufacturing Co. Ltd., and Petroleo Brasileiro SA, which outperformed relative to the Fund’s broad-based index
An underweight allocation to the consumer discretionary and consumer staples sectors
An overweight allocation to China and Saudi Arabia
Top detractors from performance:
An overweight allocation to the information technology sector
An overweight allocation to South Korea and United Arab Emirates
An overweight holding in ICICI Bank Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Systematic Emerging Markets Equity Fund (Class C) – including sales charge	27.77%	0.57%	7.85%
Nomura Systematic Emerging Markets Equity Fund (Class C) – excluding sales charge	28.77%	0.57%	7.85%
MSCI Emerging Markets Index (net)	29.55%	3.69%	7.80%
MSCI Emerging Markets Index (gross)	30.30%	4.16%	8.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 613,295,737
Holdings Count | Holding	83	[71]
Advisory Fees Paid, Amount	$ 3,416,509
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$613,295,737
Total number of portfolio holdings*	83
Total advisory fees paid (during reporting period)	$3,416,509
Portfolio turnover rate	39%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	26.67%
Taiwan	22.77%
South Korea	17.89%
India	8.23%
Brazil	7.48%
South Africa	5.23%
Poland	4.01%
United Arab Emirates	3.19%
Türkiye	1.29%
Hungary	0.94%

Sector allocation*
Information Technology	33.77%
Financials	23.41%
Communication Services	12.60%
Energy	8.77%
Industrials	6.73%
Consumer Discretionary	6.07%
Real Estate	2.94%
Materials	2.89%
Utilities	1.81%
Consumer Staples	0.00%**

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.64%
Samsung Electronics	7.10%
Tencent Holdings	4.20%
Petroleo Brasileiro	3.19%
Powszechny Zaklad Ubezpieczen	2.92%
SK Hynix	2.67%
NetEase	2.43%
Bank of China Class H	2.41%
PICC Property & Casualty Class H	2.37%
FirstRand	2.21%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
** Amount is less than 0.005%.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.64%
Samsung Electronics	7.10%
Tencent Holdings	4.20%
Petroleo Brasileiro	3.19%
Powszechny Zaklad Ubezpieczen	2.92%
SK Hynix	2.67%
NetEase	2.43%
Bank of China Class H	2.41%
PICC Property & Casualty Class H	2.37%
FirstRand	2.21%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Systematic Emerging Markets Equity Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.
During the fiscal year, the Fund added information technology sector risk and removed consumer discretionary sector risk as principal investments risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Systematic Emerging Markets Equity Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added information technology sector risk and removed consumer discretionary sector risk as principal investments risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073890 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Systematic Emerging Markets Equity Fund(formerly, Macquarie Systematic Emerging Markets Equity Fund)
Class Name	Class A
Trading Symbol	IPOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Systematic Emerging Markets Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.05%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Systematic Emerging Markets Equity Fund (Class A) returned 29.70% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI Emerging Markets Index (net) and MSCI Emerging Markets Index (gross), the Fund's broad-based securities market index, returned 29.55% and 30.30%, respectively.
Top contributors to performance:
Holdings in Samsung Electronics Ltd., Taiwan Semiconductor Manufacturing Co. Ltd., and Petroleo Brasileiro SA, which outperformed relative to the Fund’s broad-based index
An underweight allocation to the consumer discretionary and consumer staples sectors
An overweight allocation to China and Saudi Arabia
Top detractors from performance:
An overweight allocation to the information technology sector
An overweight allocation to South Korea and United Arab Emirates
An overweight holding in ICICI Bank Ltd.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Systematic Emerging Markets Equity Fund (Class A) – including sales charge	22.26%	0.11%	7.82%
Nomura Systematic Emerging Markets Equity Fund (Class A) – excluding sales charge	29.70%	1.30%	8.46%
MSCI Emerging Markets Index (net)	29.55%	3.69%	7.80%
MSCI Emerging Markets Index (gross)	30.30%	4.16%	8.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 613,295,737
Holdings Count | Holding	83	[72]
Advisory Fees Paid, Amount	$ 3,416,509
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$613,295,737
Total number of portfolio holdings*	83
Total advisory fees paid (during reporting period)	$3,416,509
Portfolio turnover rate	39%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
China	26.67%
Taiwan	22.77%
South Korea	17.89%
India	8.23%
Brazil	7.48%
South Africa	5.23%
Poland	4.01%
United Arab Emirates	3.19%
Türkiye	1.29%
Hungary	0.94%

Sector allocation*
Information Technology	33.77%
Financials	23.41%
Communication Services	12.60%
Energy	8.77%
Industrials	6.73%
Consumer Discretionary	6.07%
Real Estate	2.94%
Materials	2.89%
Utilities	1.81%
Consumer Staples	0.00%**

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.64%
Samsung Electronics	7.10%
Tencent Holdings	4.20%
Petroleo Brasileiro	3.19%
Powszechny Zaklad Ubezpieczen	2.92%
SK Hynix	2.67%
NetEase	2.43%
Bank of China Class H	2.41%
PICC Property & Casualty Class H	2.37%
FirstRand	2.21%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
** Amount is less than 0.005%.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	16.64%
Samsung Electronics	7.10%
Tencent Holdings	4.20%
Petroleo Brasileiro	3.19%
Powszechny Zaklad Ubezpieczen	2.92%
SK Hynix	2.67%
NetEase	2.43%
Bank of China Class H	2.41%
PICC Property & Casualty Class H	2.37%
FirstRand	2.21%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Systematic Emerging Markets Equity Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited continues to serve as a sub-advisor to the Fund as an unaffiliated sub-advisor.
During the fiscal year, the Fund added information technology sector risk and removed consumer discretionary sector risk as principal investments risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Systematic Emerging Markets Equity Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added information technology sector risk and removed consumer discretionary sector risk as principal investments risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073896 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Real Estate Securities Fund(formerly, Macquarie Real Estate Securities Fund)
Class Name	Class A
Trading Symbol	IRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Real Estate Securities Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.20%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Real Estate Securities Fund (Class A) returned 9.70% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 6.84%.
Top contributors to performance:
Strong stock selection and sector allocation within health care, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the fiscal period and increased its investments.
The Fund’s performance also benefited from strong stock selection in asset managers and data centers. The Fund benefited from not holding investments in life science and cold storage, both sectors that struggled materially throughout the reporting period.
Top detractors from performance:
Poor stock selection and sector allocation within industrial was the primary detractor for the Fund, with Prologis Inc. representing the largest single stock detraction.
Poor stock selection and sector allocation within strips was also a detractor. Allocating to off-benchmark tower investments also proved negative as we underestimated heightened tenancy risks in both investments.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Real Estate Securities Fund (Class A) – including sales charge	3.39%	3.95%	4.62%
Nomura Real Estate Securities Fund (Class A) – excluding sales charge	9.70%	5.19%	5.24%
S&P 500 Index	17.80%	12.06%	14.16%
FTSE Nareit Equity REITs Index	6.84%	5.82%	5.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 83,617,731
Holdings Count | Holding	30	[73]
Advisory Fees Paid, Amount	$ 338,529
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$83,617,731
Total number of portfolio holdings*	30
Total advisory fees paid (during reporting period)	$338,529
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Healthcare	22.18%
REIT Retail	16.60%
REIT Industrial	14.40%
REIT Data Center	12.98%
REIT Specialty	8.39%
REIT Multifamily	5.82%
REIT Self-Storage	5.42%
REIT Hotel	3.25%
REIT Single Family	2.79%
REIT Telecom Tower	1.81%

Top 10 equity holdings
Equinix	12.97%
Welltower	11.97%
Prologis	4.67%
Ventas	4.64%
Simon Property Group	4.58%
Iron Mountain	4.50%
Public Storage	4.11%
American Healthcare REIT	4.06%
First Industrial Realty Trust	4.05%
VICI Properties	3.89%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	12.97%
Welltower	11.97%
Prologis	4.67%
Ventas	4.64%
Simon Property Group	4.58%
Iron Mountain	4.50%
Public Storage	4.11%
American Healthcare REIT	4.06%
First Industrial Realty Trust	4.05%
VICI Properties	3.89%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Real Estate Securities Fund.
Effective December 1, 2025, Macquarie Investment Management Europe Limited and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Real Estate Securities Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073898 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Real Estate Securities Fund(formerly, Macquarie Real Estate Securities Fund)
Class Name	Class C
Trading Symbol	IRSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Real Estate Securities Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.95%

Expenses Paid, Amount	$ 204
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Real Estate Securities Fund (Class C) returned 8.86% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 6.84%.
Top contributors to performance:
Strong stock selection and sector allocation within health care, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the fiscal period and increased its investments.
The Fund’s performance also benefited from strong stock selection in asset managers and data centers. The Fund benefited from not holding investments in life science and cold storage, both sectors that struggled materially throughout the reporting period.
Top detractors from performance:
Poor stock selection and sector allocation within industrial was the primary detractor for the Fund, with Prologis Inc. representing the largest single stock detraction.
Poor stock selection and sector allocation within strips was also a detractor. Allocating to off-benchmark tower investments also proved negative as we underestimated heightened tenancy risks in both investments.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Real Estate Securities Fund (Class C) – including sales charge	7.99%	4.33%	4.56%
Nomura Real Estate Securities Fund (Class C) – excluding sales charge	8.86%	4.33%	4.56%
S&P 500 Index	17.80%	12.06%	14.16%
FTSE Nareit Equity REITs Index	6.84%	5.82%	5.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 83,617,731
Holdings Count | Holding	30	[74]
Advisory Fees Paid, Amount	$ 338,529
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$83,617,731
Total number of portfolio holdings*	30
Total advisory fees paid (during reporting period)	$338,529
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Healthcare	22.18%
REIT Retail	16.60%
REIT Industrial	14.40%
REIT Data Center	12.98%
REIT Specialty	8.39%
REIT Multifamily	5.82%
REIT Self-Storage	5.42%
REIT Hotel	3.25%
REIT Single Family	2.79%
REIT Telecom Tower	1.81%

Top 10 equity holdings
Equinix	12.97%
Welltower	11.97%
Prologis	4.67%
Ventas	4.64%
Simon Property Group	4.58%
Iron Mountain	4.50%
Public Storage	4.11%
American Healthcare REIT	4.06%
First Industrial Realty Trust	4.05%
VICI Properties	3.89%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	12.97%
Welltower	11.97%
Prologis	4.67%
Ventas	4.64%
Simon Property Group	4.58%
Iron Mountain	4.50%
Public Storage	4.11%
American Healthcare REIT	4.06%
First Industrial Realty Trust	4.05%
VICI Properties	3.89%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Real Estate Securities Fund.
Effective December 1, 2025, Macquarie Investment Management Europe Limited and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Real Estate Securities Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073901 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Real Estate Securities Fund(formerly, Macquarie Real Estate Securities Fund)
Class Name	Class R
Trading Symbol	IRSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Real Estate Securities Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$152	1.45%

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Real Estate Securities Fund (Class R) returned 9.38% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 6.84%.
Top contributors to performance:
Strong stock selection and sector allocation within health care, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the fiscal period and increased its investments.
The Fund’s performance also benefited from strong stock selection in asset managers and data centers. The Fund benefited from not holding investments in life science and cold storage, both sectors that struggled materially throughout the reporting period.
Top detractors from performance:
Poor stock selection and sector allocation within industrial was the primary detractor for the Fund, with Prologis Inc. representing the largest single stock detraction.
Poor stock selection and sector allocation within strips was also a detractor. Allocating to off-benchmark tower investments also proved negative as we underestimated heightened tenancy risks in both investments.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Real Estate Securities Fund (Class R) – including sales charge	9.38%	4.92%	4.99%
Nomura Real Estate Securities Fund (Class R) – excluding sales charge	9.38%	4.92%	4.99%
S&P 500 Index	17.80%	12.06%	14.16%
FTSE Nareit Equity REITs Index	6.84%	5.82%	5.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 83,617,731
Holdings Count | Holding	30	[75]
Advisory Fees Paid, Amount	$ 338,529
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$83,617,731
Total number of portfolio holdings*	30
Total advisory fees paid (during reporting period)	$338,529
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Healthcare	22.18%
REIT Retail	16.60%
REIT Industrial	14.40%
REIT Data Center	12.98%
REIT Specialty	8.39%
REIT Multifamily	5.82%
REIT Self-Storage	5.42%
REIT Hotel	3.25%
REIT Single Family	2.79%
REIT Telecom Tower	1.81%

Top 10 equity holdings
Equinix	12.97%
Welltower	11.97%
Prologis	4.67%
Ventas	4.64%
Simon Property Group	4.58%
Iron Mountain	4.50%
Public Storage	4.11%
American Healthcare REIT	4.06%
First Industrial Realty Trust	4.05%
VICI Properties	3.89%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	12.97%
Welltower	11.97%
Prologis	4.67%
Ventas	4.64%
Simon Property Group	4.58%
Iron Mountain	4.50%
Public Storage	4.11%
American Healthcare REIT	4.06%
First Industrial Realty Trust	4.05%
VICI Properties	3.89%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Real Estate Securities Fund.
Effective December 1, 2025, Macquarie Investment Management Europe Limited and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Real Estate Securities Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073900 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Real Estate Securities Fund(formerly, Macquarie Real Estate Securities Fund)
Class Name	Institutional Class
Trading Symbol	IREIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Real Estate Securities Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Real Estate Securities Fund (Institutional Class) returned 9.90% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 6.84%.
Top contributors to performance:
Strong stock selection and sector allocation within health care, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the fiscal period and increased its investments.
The Fund’s performance also benefited from strong stock selection in asset managers and data centers. The Fund benefited from not holding investments in life science and cold storage, both sectors that struggled materially throughout the reporting period.
Top detractors from performance:
Poor stock selection and sector allocation within industrial was the primary detractor for the Fund, with Prologis Inc. representing the largest single stock detraction.
Poor stock selection and sector allocation within strips was also a detractor. Allocating to off-benchmark tower investments also proved negative as we underestimated heightened tenancy risks in both investments.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Real Estate Securities Fund (Institutional Class) – including sales charge	9.90%	5.47%	5.57%
Nomura Real Estate Securities Fund (Institutional Class) – excluding sales charge	9.90%	5.47%	5.57%
S&P 500 Index	17.80%	12.06%	14.16%
FTSE Nareit Equity REITs Index	6.84%	5.82%	5.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 83,617,731
Holdings Count | Holding	30	[76]
Advisory Fees Paid, Amount	$ 338,529
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$83,617,731
Total number of portfolio holdings*	30
Total advisory fees paid (during reporting period)	$338,529
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Healthcare	22.18%
REIT Retail	16.60%
REIT Industrial	14.40%
REIT Data Center	12.98%
REIT Specialty	8.39%
REIT Multifamily	5.82%
REIT Self-Storage	5.42%
REIT Hotel	3.25%
REIT Single Family	2.79%
REIT Telecom Tower	1.81%

Top 10 equity holdings
Equinix	12.97%
Welltower	11.97%
Prologis	4.67%
Ventas	4.64%
Simon Property Group	4.58%
Iron Mountain	4.50%
Public Storage	4.11%
American Healthcare REIT	4.06%
First Industrial Realty Trust	4.05%
VICI Properties	3.89%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	12.97%
Welltower	11.97%
Prologis	4.67%
Ventas	4.64%
Simon Property Group	4.58%
Iron Mountain	4.50%
Public Storage	4.11%
American Healthcare REIT	4.06%
First Industrial Realty Trust	4.05%
VICI Properties	3.89%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Real Estate Securities Fund.
Effective December 1, 2025, Macquarie Investment Management Europe Limited and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Real Estate Securities Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146690 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Real Estate Securities Fund(formerly, Macquarie Real Estate Securities Fund)
Class Name	Class R6
Trading Symbol	IRSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Real Estate Securities Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.80%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Real Estate Securities Fund (Class R6) returned 10.11% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 6.84%.
Top contributors to performance:
Strong stock selection and sector allocation within health care, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the fiscal period and increased its investments.
The Fund’s performance also benefited from strong stock selection in asset managers and data centers. The Fund benefited from not holding investments in life science and cold storage, both sectors that struggled materially throughout the reporting period.
Top detractors from performance:
Poor stock selection and sector allocation within industrial was the primary detractor for the Fund, with Prologis Inc. representing the largest single stock detraction.
Poor stock selection and sector allocation within strips was also a detractor. Allocating to off-benchmark tower investments also proved negative as we underestimated heightened tenancy risks in both investments.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Real Estate Securities Fund (Class R6) – including sales charge	10.11%	5.60%	5.72%
Nomura Real Estate Securities Fund (Class R6) – excluding sales charge	10.11%	5.60%	5.72%
S&P 500 Index	17.80%	12.06%	14.16%
FTSE Nareit Equity REITs Index	6.84%	5.82%	5.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 83,617,731
Holdings Count | Holding	30	[77]
Advisory Fees Paid, Amount	$ 338,529
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$83,617,731
Total number of portfolio holdings*	30
Total advisory fees paid (during reporting period)	$338,529
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Healthcare	22.18%
REIT Retail	16.60%
REIT Industrial	14.40%
REIT Data Center	12.98%
REIT Specialty	8.39%
REIT Multifamily	5.82%
REIT Self-Storage	5.42%
REIT Hotel	3.25%
REIT Single Family	2.79%
REIT Telecom Tower	1.81%

Top 10 equity holdings
Equinix	12.97%
Welltower	11.97%
Prologis	4.67%
Ventas	4.64%
Simon Property Group	4.58%
Iron Mountain	4.50%
Public Storage	4.11%
American Healthcare REIT	4.06%
First Industrial Realty Trust	4.05%
VICI Properties	3.89%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	12.97%
Welltower	11.97%
Prologis	4.67%
Ventas	4.64%
Simon Property Group	4.58%
Iron Mountain	4.50%
Public Storage	4.11%
American Healthcare REIT	4.06%
First Industrial Realty Trust	4.05%
VICI Properties	3.89%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Real Estate Securities Fund.
Effective December 1, 2025, Macquarie Investment Management Europe Limited and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Real Estate Securities Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073895 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Real Estate Securities Fund(formerly, Macquarie Real Estate Securities Fund)
Class Name	Class Y
Trading Symbol	IRSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Real Estate Securities Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$126	1.20%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Real Estate Securities Fund (Class Y) returned 9.69% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the FTSE Nareit Equity REITs Index, the Fund's narrowly based securities market index (benchmark), returned 6.84%.
Top contributors to performance:
Strong stock selection and sector allocation within health care, focusing on senior housing investments, contributed to the Fund's performance. The Fund increased both positioning and conviction in senior housing throughout the fiscal period and increased its investments.
The Fund’s performance also benefited from strong stock selection in asset managers and data centers. The Fund benefited from not holding investments in life science and cold storage, both sectors that struggled materially throughout the reporting period.
Top detractors from performance:
Poor stock selection and sector allocation within industrial was the primary detractor for the Fund, with Prologis Inc. representing the largest single stock detraction.
Poor stock selection and sector allocation within strips was also a detractor. Allocating to off-benchmark tower investments also proved negative as we underestimated heightened tenancy risks in both investments.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Real Estate Securities Fund (Class Y) – including sales charge	9.69%	5.21%	5.33%
Nomura Real Estate Securities Fund (Class Y) – excluding sales charge	9.69%	5.21%	5.33%
S&P 500 Index	17.80%	12.06%	14.16%
FTSE Nareit Equity REITs Index	6.84%	5.82%	5.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 83,617,731
Holdings Count | Holding	30	[78]
Advisory Fees Paid, Amount	$ 338,529
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$83,617,731
Total number of portfolio holdings*	30
Total advisory fees paid (during reporting period)	$338,529
Portfolio turnover rate	37%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
REIT Healthcare	22.18%
REIT Retail	16.60%
REIT Industrial	14.40%
REIT Data Center	12.98%
REIT Specialty	8.39%
REIT Multifamily	5.82%
REIT Self-Storage	5.42%
REIT Hotel	3.25%
REIT Single Family	2.79%
REIT Telecom Tower	1.81%

Top 10 equity holdings
Equinix	12.97%
Welltower	11.97%
Prologis	4.67%
Ventas	4.64%
Simon Property Group	4.58%
Iron Mountain	4.50%
Public Storage	4.11%
American Healthcare REIT	4.06%
First Industrial Realty Trust	4.05%
VICI Properties	3.89%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Equinix	12.97%
Welltower	11.97%
Prologis	4.67%
Ventas	4.64%
Simon Property Group	4.58%
Iron Mountain	4.50%
Public Storage	4.11%
American Healthcare REIT	4.06%
First Industrial Realty Trust	4.05%
VICI Properties	3.89%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Real Estate Securities Fund.
Effective December 1, 2025, Macquarie Investment Management Europe Limited and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Real Estate Securities Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073902 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Smid Cap Core Fund(formerly, Macquarie Smid Cap Core Fund)
Class Name	Class Y
Trading Symbol	IYSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Smid Cap Core Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$124	1.14%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Smid Cap Core Fund (Class Y) returned 17.37% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2500™ Index, the Fund's narrowly based securities market index (benchmark), returned 23.45%.
Top contributors to performance:
Stock selection was strongest within the consumer staples sector. Convenience store and gas station operator Casey’s General Stores Inc. contributed the most to performance in the consumer staples sector for the reporting period.
The Fund’s holdings in the healthcare sector also outperformed relative to the benchmark. Insmed Inc. and Exact Sciences Corp. were the top contributors.
Coherent Corp. – a manufacturer of photonics technologies, optical components, and laser systems used in datacenter, communications, and industrial applications – was the top contributor to overall Fund performance.
Top detractors from performance:
The capital goods sector detracted from performance for the reporting period. An underweight allocation to Comfort Systems USA Inc. and Bloom Energy Corp. detracted the most from relative performance.
The technology sector detracted from performance. A lack of exposure to SanDisk Corp., which spun off from Western Digital Corp. in early 2025, detracted from performance as the stock was up significantly due to strong data center growth and flash memory shortages. Holdings across the software industry also detracted from performance relative to the benchmark due to artificial intelligence (AI) disintermediation fears.
Holdings in the finance sector underperformed relative to the benchmark, with Kemper Corp. detracting the most from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Smid Cap Core Fund (Class Y) – including sales charge	17.37%	5.48%	9.78%
Nomura Smid Cap Core Fund (Class Y) – excluding sales charge	17.37%	5.48%	9.78%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2500 Index	23.45%	5.48%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 349,464,898
Holdings Count | Holding	118	[79]
Advisory Fees Paid, Amount	$ 2,191,885
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$349,464,898
Total number of portfolio holdings*	118
Total advisory fees paid (during reporting period)	$2,191,885
Portfolio turnover rate	22%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	25.07%
Financials	16.25%
Information Technology	13.89%
Healthcare	11.77%
Consumer Discretionary	8.78%
Real Estate	5.79%
Energy	5.15%
Consumer Staples	3.55%
Materials	3.42%
Communication Services	2.55%
Utilities	2.16%

Top 10 equity holdings
Coherent	2.67%
Casey's General Stores	2.36%
East West Bancorp	2.14%
Semtech	2.03%
Permian Resources Class A	1.98%
MACOM Technology Solutions Holdings	1.95%
Liberty Energy	1.58%
Insmed	1.54%
WESCO International	1.48%
Axis Capital Holdings	1.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Coherent	2.67%
Casey's General Stores	2.36%
East West Bancorp	2.14%
Semtech	2.03%
Permian Resources Class A	1.98%
MACOM Technology Solutions Holdings	1.95%
Liberty Energy	1.58%
Insmed	1.54%
WESCO International	1.48%
Axis Capital Holdings	1.47%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Smid Cap Core Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added industrials sector risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Smid Cap Core Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added industrials sector risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146691 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Smid Cap Core Fund(formerly, Macquarie Smid Cap Core Fund)
Class Name	Class R6
Trading Symbol	ISPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Smid Cap Core Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$84	0.77%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Smid Cap Core Fund (Class R6) returned 17.78% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2500™ Index, the Fund's narrowly based securities market index (benchmark), returned 23.45%.
Top contributors to performance:
Stock selection was strongest within the consumer staples sector. Convenience store and gas station operator Casey’s General Stores Inc. contributed the most to performance in the consumer staples sector for the reporting period.
The Fund’s holdings in the healthcare sector also outperformed relative to the benchmark. Insmed Inc. and Exact Sciences Corp. were the top contributors.
Coherent Corp. – a manufacturer of photonics technologies, optical components, and laser systems used in datacenter, communications, and industrial applications – was the top contributor to overall Fund performance.
Top detractors from performance:
The capital goods sector detracted from performance for the reporting period. An underweight allocation to Comfort Systems USA Inc. and Bloom Energy Corp. detracted the most from relative performance.
The technology sector detracted from performance. A lack of exposure to SanDisk Corp., which spun off from Western Digital Corp. in early 2025, detracted from performance as the stock was up significantly due to strong data center growth and flash memory shortages. Holdings across the software industry also detracted from performance relative to the benchmark due to artificial intelligence (AI) disintermediation fears.
Holdings in the finance sector underperformed relative to the benchmark, with Kemper Corp. detracting the most from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Smid Cap Core Fund (Class R6) – including sales charge	17.78%	5.85%	10.20%
Nomura Smid Cap Core Fund (Class R6) – excluding sales charge	17.78%	5.85%	10.20%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2500 Index	23.45%	5.48%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 349,464,898
Holdings Count | Holding	118	[80]
Advisory Fees Paid, Amount	$ 2,191,885
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$349,464,898
Total number of portfolio holdings*	118
Total advisory fees paid (during reporting period)	$2,191,885
Portfolio turnover rate	22%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	25.07%
Financials	16.25%
Information Technology	13.89%
Healthcare	11.77%
Consumer Discretionary	8.78%
Real Estate	5.79%
Energy	5.15%
Consumer Staples	3.55%
Materials	3.42%
Communication Services	2.55%
Utilities	2.16%

Top 10 equity holdings
Coherent	2.67%
Casey's General Stores	2.36%
East West Bancorp	2.14%
Semtech	2.03%
Permian Resources Class A	1.98%
MACOM Technology Solutions Holdings	1.95%
Liberty Energy	1.58%
Insmed	1.54%
WESCO International	1.48%
Axis Capital Holdings	1.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Coherent	2.67%
Casey's General Stores	2.36%
East West Bancorp	2.14%
Semtech	2.03%
Permian Resources Class A	1.98%
MACOM Technology Solutions Holdings	1.95%
Liberty Energy	1.58%
Insmed	1.54%
WESCO International	1.48%
Axis Capital Holdings	1.47%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Smid Cap Core Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added industrials sector risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Smid Cap Core Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added industrials sector risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073907 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Smid Cap Core Fund(formerly, Macquarie Smid Cap Core Fund)
Class Name	Institutional Class
Trading Symbol	IVVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Smid Cap Core Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$97	0.89%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Smid Cap Core Fund (Institutional Class) returned 17.67% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2500™ Index, the Fund's narrowly based securities market index (benchmark), returned 23.45%.
Top contributors to performance:
Stock selection was strongest within the consumer staples sector. Convenience store and gas station operator Casey’s General Stores Inc. contributed the most to performance in the consumer staples sector for the reporting period.
The Fund’s holdings in the healthcare sector also outperformed relative to the benchmark. Insmed Inc. and Exact Sciences Corp. were the top contributors.
Coherent Corp. – a manufacturer of photonics technologies, optical components, and laser systems used in datacenter, communications, and industrial applications – was the top contributor to overall Fund performance.
Top detractors from performance:
The capital goods sector detracted from performance for the reporting period. An underweight allocation to Comfort Systems USA Inc. and Bloom Energy Corp. detracted the most from relative performance.
The technology sector detracted from performance. A lack of exposure to SanDisk Corp., which spun off from Western Digital Corp. in early 2025, detracted from performance as the stock was up significantly due to strong data center growth and flash memory shortages. Holdings across the software industry also detracted from performance relative to the benchmark due to artificial intelligence (AI) disintermediation fears.
Holdings in the finance sector underperformed relative to the benchmark, with Kemper Corp. detracting the most from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Smid Cap Core Fund (Institutional Class) – including sales charge	17.67%	5.78%	10.13%
Nomura Smid Cap Core Fund (Institutional Class) – excluding sales charge	17.67%	5.78%	10.13%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2500 Index	23.45%	5.48%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 349,464,898
Holdings Count | Holding	118	[81]
Advisory Fees Paid, Amount	$ 2,191,885
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$349,464,898
Total number of portfolio holdings*	118
Total advisory fees paid (during reporting period)	$2,191,885
Portfolio turnover rate	22%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	25.07%
Financials	16.25%
Information Technology	13.89%
Healthcare	11.77%
Consumer Discretionary	8.78%
Real Estate	5.79%
Energy	5.15%
Consumer Staples	3.55%
Materials	3.42%
Communication Services	2.55%
Utilities	2.16%

Top 10 equity holdings
Coherent	2.67%
Casey's General Stores	2.36%
East West Bancorp	2.14%
Semtech	2.03%
Permian Resources Class A	1.98%
MACOM Technology Solutions Holdings	1.95%
Liberty Energy	1.58%
Insmed	1.54%
WESCO International	1.48%
Axis Capital Holdings	1.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Coherent	2.67%
Casey's General Stores	2.36%
East West Bancorp	2.14%
Semtech	2.03%
Permian Resources Class A	1.98%
MACOM Technology Solutions Holdings	1.95%
Liberty Energy	1.58%
Insmed	1.54%
WESCO International	1.48%
Axis Capital Holdings	1.47%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Smid Cap Core Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added industrials sector risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Smid Cap Core Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added industrials sector risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000122159 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Smid Cap Core Fund(formerly, Macquarie Smid Cap Core Fund)
Class Name	Class R
Trading Symbol	IYSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Smid Cap Core Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$151	1.39%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Smid Cap Core Fund (Class R) returned 17.10% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2500™ Index, the Fund's narrowly based securities market index (benchmark), returned 23.45%.
Top contributors to performance:
Stock selection was strongest within the consumer staples sector. Convenience store and gas station operator Casey’s General Stores Inc. contributed the most to performance in the consumer staples sector for the reporting period.
The Fund’s holdings in the healthcare sector also outperformed relative to the benchmark. Insmed Inc. and Exact Sciences Corp. were the top contributors.
Coherent Corp. – a manufacturer of photonics technologies, optical components, and laser systems used in datacenter, communications, and industrial applications – was the top contributor to overall Fund performance.
Top detractors from performance:
The capital goods sector detracted from performance for the reporting period. An underweight allocation to Comfort Systems USA Inc. and Bloom Energy Corp. detracted the most from relative performance.
The technology sector detracted from performance. A lack of exposure to SanDisk Corp., which spun off from Western Digital Corp. in early 2025, detracted from performance as the stock was up significantly due to strong data center growth and flash memory shortages. Holdings across the software industry also detracted from performance relative to the benchmark due to artificial intelligence (AI) disintermediation fears.
Holdings in the finance sector underperformed relative to the benchmark, with Kemper Corp. detracting the most from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Smid Cap Core Fund (Class R) – including sales charge	17.10%	5.18%	9.45%
Nomura Smid Cap Core Fund (Class R) – excluding sales charge	17.10%	5.18%	9.45%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2500 Index	23.45%	5.48%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 349,464,898
Holdings Count | Holding	118	[82]
Advisory Fees Paid, Amount	$ 2,191,885
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$349,464,898
Total number of portfolio holdings*	118
Total advisory fees paid (during reporting period)	$2,191,885
Portfolio turnover rate	22%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	25.07%
Financials	16.25%
Information Technology	13.89%
Healthcare	11.77%
Consumer Discretionary	8.78%
Real Estate	5.79%
Energy	5.15%
Consumer Staples	3.55%
Materials	3.42%
Communication Services	2.55%
Utilities	2.16%

Top 10 equity holdings
Coherent	2.67%
Casey's General Stores	2.36%
East West Bancorp	2.14%
Semtech	2.03%
Permian Resources Class A	1.98%
MACOM Technology Solutions Holdings	1.95%
Liberty Energy	1.58%
Insmed	1.54%
WESCO International	1.48%
Axis Capital Holdings	1.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Coherent	2.67%
Casey's General Stores	2.36%
East West Bancorp	2.14%
Semtech	2.03%
Permian Resources Class A	1.98%
MACOM Technology Solutions Holdings	1.95%
Liberty Energy	1.58%
Insmed	1.54%
WESCO International	1.48%
Axis Capital Holdings	1.47%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Smid Cap Core Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added industrials sector risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Smid Cap Core Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added industrials sector risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073905 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Smid Cap Core Fund(formerly, Macquarie Smid Cap Core Fund)
Class Name	Class C
Trading Symbol	IYSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Smid Cap Core Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.89%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.89%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Smid Cap Core Fund (Class C) returned 16.55% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2500™ Index, the Fund's narrowly based securities market index (benchmark), returned 23.45%.
Top contributors to performance:
Stock selection was strongest within the consumer staples sector. Convenience store and gas station operator Casey’s General Stores Inc. contributed the most to performance in the consumer staples sector for the reporting period.
The Fund’s holdings in the healthcare sector also outperformed relative to the benchmark. Insmed Inc. and Exact Sciences Corp. were the top contributors.
Coherent Corp. – a manufacturer of photonics technologies, optical components, and laser systems used in datacenter, communications, and industrial applications – was the top contributor to overall Fund performance.
Top detractors from performance:
The capital goods sector detracted from performance for the reporting period. An underweight allocation to Comfort Systems USA Inc. and Bloom Energy Corp. detracted the most from relative performance.
The technology sector detracted from performance. A lack of exposure to SanDisk Corp., which spun off from Western Digital Corp. in early 2025, detracted from performance as the stock was up significantly due to strong data center growth and flash memory shortages. Holdings across the software industry also detracted from performance relative to the benchmark due to artificial intelligence (AI) disintermediation fears.
Holdings in the finance sector underperformed relative to the benchmark, with Kemper Corp. detracting the most from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Smid Cap Core Fund (Class C) – including sales charge	15.55%	4.68%	9.10%
Nomura Smid Cap Core Fund (Class C) – excluding sales charge	16.55%	4.68%	9.10%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2500 Index	23.45%	5.48%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 349,464,898
Holdings Count | Holding	118	[83]
Advisory Fees Paid, Amount	$ 2,191,885
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$349,464,898
Total number of portfolio holdings*	118
Total advisory fees paid (during reporting period)	$2,191,885
Portfolio turnover rate	22%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	25.07%
Financials	16.25%
Information Technology	13.89%
Healthcare	11.77%
Consumer Discretionary	8.78%
Real Estate	5.79%
Energy	5.15%
Consumer Staples	3.55%
Materials	3.42%
Communication Services	2.55%
Utilities	2.16%

Top 10 equity holdings
Coherent	2.67%
Casey's General Stores	2.36%
East West Bancorp	2.14%
Semtech	2.03%
Permian Resources Class A	1.98%
MACOM Technology Solutions Holdings	1.95%
Liberty Energy	1.58%
Insmed	1.54%
WESCO International	1.48%
Axis Capital Holdings	1.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Coherent	2.67%
Casey's General Stores	2.36%
East West Bancorp	2.14%
Semtech	2.03%
Permian Resources Class A	1.98%
MACOM Technology Solutions Holdings	1.95%
Liberty Energy	1.58%
Insmed	1.54%
WESCO International	1.48%
Axis Capital Holdings	1.47%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Smid Cap Core Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added industrials sector risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Smid Cap Core Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added industrials sector risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073903 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Smid Cap Core Fund(formerly, Macquarie Smid Cap Core Fund)
Class Name	Class A
Trading Symbol	IYSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Smid Cap Core Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.14%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Smid Cap Core Fund (Class A) returned 17.39% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell 2500™ Index, the Fund's narrowly based securities market index (benchmark), returned 23.45%.
Top contributors to performance:
Stock selection was strongest within the consumer staples sector. Convenience store and gas station operator Casey’s General Stores Inc. contributed the most to performance in the consumer staples sector for the reporting period.
The Fund’s holdings in the healthcare sector also outperformed relative to the benchmark. Insmed Inc. and Exact Sciences Corp. were the top contributors.
Coherent Corp. – a manufacturer of photonics technologies, optical components, and laser systems used in datacenter, communications, and industrial applications – was the top contributor to overall Fund performance.
Top detractors from performance:
The capital goods sector detracted from performance for the reporting period. An underweight allocation to Comfort Systems USA Inc. and Bloom Energy Corp. detracted the most from relative performance.
The technology sector detracted from performance. A lack of exposure to SanDisk Corp., which spun off from Western Digital Corp. in early 2025, detracted from performance as the stock was up significantly due to strong data center growth and flash memory shortages. Holdings across the software industry also detracted from performance relative to the benchmark due to artificial intelligence (AI) disintermediation fears.
Holdings in the finance sector underperformed relative to the benchmark, with Kemper Corp. detracting the most from performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Smid Cap Core Fund (Class A) – including sales charge	10.60%	4.23%	9.07%
Nomura Smid Cap Core Fund (Class A) – excluding sales charge	17.39%	5.47%	9.72%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell 2500 Index	23.45%	5.48%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 349,464,898
Holdings Count | Holding	118	[84]
Advisory Fees Paid, Amount	$ 2,191,885
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$349,464,898
Total number of portfolio holdings*	118
Total advisory fees paid (during reporting period)	$2,191,885
Portfolio turnover rate	22%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	25.07%
Financials	16.25%
Information Technology	13.89%
Healthcare	11.77%
Consumer Discretionary	8.78%
Real Estate	5.79%
Energy	5.15%
Consumer Staples	3.55%
Materials	3.42%
Communication Services	2.55%
Utilities	2.16%

Top 10 equity holdings
Coherent	2.67%
Casey's General Stores	2.36%
East West Bancorp	2.14%
Semtech	2.03%
Permian Resources Class A	1.98%
MACOM Technology Solutions Holdings	1.95%
Liberty Energy	1.58%
Insmed	1.54%
WESCO International	1.48%
Axis Capital Holdings	1.47%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Coherent	2.67%
Casey's General Stores	2.36%
East West Bancorp	2.14%
Semtech	2.03%
Permian Resources Class A	1.98%
MACOM Technology Solutions Holdings	1.95%
Liberty Energy	1.58%
Insmed	1.54%
WESCO International	1.48%
Axis Capital Holdings	1.47%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Smid Cap Core Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added industrials sector risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Smid Cap Core Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added industrials sector risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073942 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Bond Fund(formerly, Macquarie Global Bond Fund)
Class Name	Class A
Trading Symbol	IVSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Bond Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Bond Fund (Class A) returned 3.08% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 4.26%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 3.49%.
Top contributors to performance:
Allocations to investment grade corporate bond and agency mortgage-backed securities (MBS) contributed to performance for the reporting period, as did selections within emerging markets and corporate bonds (both investment grade and high yield), which were additive to performance.
Treasury yields traded within a relatively narrow range during the reporting period – 65 basis points (bps) – and ended just 10 bps higher (one basis point is a hundredth of a percentage point). The US economic outlook solidified throughout the reporting period but faced threats including the war with Iran which moved oil prices above $100. We adjusted the Fund accordingly, and its duration positioning contributed to performance.
Top detractors from performance:
Allocations to securitized credit sectors like asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS), as well as emerging markets and high yield corporates detracted from performance for the reporting period.
An active exposure to inflation breakevens in the US was a modest detractor. The position was implemented as a hedge against a potential policy mistake from the US Federal Reserve (Fed) in easing further in an economy that, in our view, looks resilient and could inadvertently ignite inflationary pressures.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Global Bond Fund (Class A) – including sales charge	-1.52%*	-0.31%	2.19%
Nomura Global Bond Fund (Class A) – excluding sales charge	3.08%*	0.88%	2.80%
Bloomberg Global Aggregate Index	4.26%	-1.46%	0.57%
Bloomberg Global Aggregate Index, Hedged to USD	3.49%	0.81%	2.05%
* The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 406,412,196
Holdings Count | Holding	342	[85]
Advisory Fees Paid, Amount	$ 1,845,875
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$406,412,196
Total number of portfolio holdings*	342
Total advisory fees paid (during reporting period)	$1,845,875
Portfolio turnover rate	141%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	45.01%
Spain	7.84%
Japan	4.71%
United Kingdom	3.61%
New Zealand	2.57%
Netherlands	2.34%
Switzerland	2.03%
Germany	1.98%
France	1.84%
Italy	1.59%

Sector allocation
Banking	15.81%
Consumer Non-Cyclical	3.44%
Communications	2.73%
Finance Companies	2.55%
Technology	2.25%
Consumer Cyclical	1.74%
Energy	1.20%
Electric	1.05%
Brokerage	1.01%
Basic Industry	0.96%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2025, the Fund introduced a revised fee waiver for Class A shares of 0.69% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Global Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
During the fiscal year, the Fund added portfolio turnover risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Global Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a revised fee waiver for Class A shares of 0.69% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added portfolio turnover risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073939 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Bond Fund(formerly, Macquarie Global Bond Fund)
Class Name	Class C
Trading Symbol	IVSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Bond Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$171	1.69%

Expenses Paid, Amount	$ 171
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Bond Fund (Class C) returned 2.31% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 4.26%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 3.49%.
Top contributors to performance:
Allocations to investment grade corporate bond and agency mortgage-backed securities (MBS) contributed to performance for the reporting period, as did selections within emerging markets and corporate bonds (both investment grade and high yield), which were additive to performance.
Treasury yields traded within a relatively narrow range during the reporting period – 65 basis points (bps) – and ended just 10 bps higher (one basis point is a hundredth of a percentage point). The US economic outlook solidified throughout the reporting period but faced threats including the war with Iran which moved oil prices above $100. We adjusted the Fund accordingly, and its duration positioning contributed to performance.
Top detractors from performance:
Allocations to securitized credit sectors like asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS), as well as emerging markets and high yield corporates detracted from performance for the reporting period.
An active exposure to inflation breakevens in the US was a modest detractor. The position was implemented as a hedge against a potential policy mistake from the US Federal Reserve (Fed) in easing further in an economy that, in our view, looks resilient and could inadvertently ignite inflationary pressures.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Global Bond Fund (Class C) – including sales charge	1.32%*	0.13%	2.20%
Nomura Global Bond Fund (Class C) – excluding sales charge	2.31%*	0.13%	2.20%
Bloomberg Global Aggregate Index	4.26%	-1.46%	0.57%
Bloomberg Global Aggregate Index, Hedged to USD	3.49%	0.81%	2.05%
* The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 406,412,196
Holdings Count | Holding	342	[86]
Advisory Fees Paid, Amount	$ 1,845,875
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$406,412,196
Total number of portfolio holdings*	342
Total advisory fees paid (during reporting period)	$1,845,875
Portfolio turnover rate	141%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	45.01%
Spain	7.84%
Japan	4.71%
United Kingdom	3.61%
New Zealand	2.57%
Netherlands	2.34%
Switzerland	2.03%
Germany	1.98%
France	1.84%
Italy	1.59%

Sector allocation
Banking	15.81%
Consumer Non-Cyclical	3.44%
Communications	2.73%
Finance Companies	2.55%
Technology	2.25%
Consumer Cyclical	1.74%
Energy	1.20%
Electric	1.05%
Brokerage	1.01%
Basic Industry	0.96%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2025, the Fund introduced a revised fee waiver for Class C shares of 0.69% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Global Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
During the fiscal year, the Fund added portfolio turnover risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Global Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a revised fee waiver for Class C shares of 0.69% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added portfolio turnover risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000122165 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Bond Fund(formerly, Macquarie Global Bond Fund)
Class Name	Class R
Trading Symbol	IYGOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Bond Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$121	1.19%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Bond Fund (Class R) returned 2.84% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 4.26%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 3.49%.
Top contributors to performance:
Allocations to investment grade corporate bond and agency mortgage-backed securities (MBS) contributed to performance for the reporting period, as did selections within emerging markets and corporate bonds (both investment grade and high yield), which were additive to performance.
Treasury yields traded within a relatively narrow range during the reporting period – 65 basis points (bps) – and ended just 10 bps higher (one basis point is a hundredth of a percentage point). The US economic outlook solidified throughout the reporting period but faced threats including the war with Iran which moved oil prices above $100. We adjusted the Fund accordingly, and its duration positioning contributed to performance.
Top detractors from performance:
Allocations to securitized credit sectors like asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS), as well as emerging markets and high yield corporates detracted from performance for the reporting period.
An active exposure to inflation breakevens in the US was a modest detractor. The position was implemented as a hedge against a potential policy mistake from the US Federal Reserve (Fed) in easing further in an economy that, in our view, looks resilient and could inadvertently ignite inflationary pressures.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Global Bond Fund (Class R) – including sales charge	2.84%*	0.58%	2.39%
Nomura Global Bond Fund (Class R) – excluding sales charge	2.84%*	0.58%	2.39%
Bloomberg Global Aggregate Index	4.26%	-1.46%	0.57%
Bloomberg Global Aggregate Index, Hedged to USD	3.49%	0.81%	2.05%
* The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 406,412,196
Holdings Count | Holding	342	[87]
Advisory Fees Paid, Amount	$ 1,845,875
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$406,412,196
Total number of portfolio holdings*	342
Total advisory fees paid (during reporting period)	$1,845,875
Portfolio turnover rate	141%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	45.01%
Spain	7.84%
Japan	4.71%
United Kingdom	3.61%
New Zealand	2.57%
Netherlands	2.34%
Switzerland	2.03%
Germany	1.98%
France	1.84%
Italy	1.59%

Sector allocation
Banking	15.81%
Consumer Non-Cyclical	3.44%
Communications	2.73%
Finance Companies	2.55%
Technology	2.25%
Consumer Cyclical	1.74%
Energy	1.20%
Electric	1.05%
Brokerage	1.01%
Basic Industry	0.96%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2025, the Fund introduced a revised fee waiver for Class R shares of 0.69% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Global Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
During the fiscal year, the Fund added portfolio turnover risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Global Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a revised fee waiver for Class R shares of 0.69% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added portfolio turnover risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073940 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Bond Fund(formerly, Macquarie Global Bond Fund)
Class Name	Institutional Class
Trading Symbol	IVSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Bond Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Bond Fund (Institutional Class) returned 3.35% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 4.26%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 3.49%.
Top contributors to performance:
Allocations to investment grade corporate bond and agency mortgage-backed securities (MBS) contributed to performance for the reporting period, as did selections within emerging markets and corporate bonds (both investment grade and high yield), which were additive to performance.
Treasury yields traded within a relatively narrow range during the reporting period – 65 basis points (bps) – and ended just 10 bps higher (one basis point is a hundredth of a percentage point). The US economic outlook solidified throughout the reporting period but faced threats including the war with Iran which moved oil prices above $100. We adjusted the Fund accordingly, and its duration positioning contributed to performance.
Top detractors from performance:
Allocations to securitized credit sectors like asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS), as well as emerging markets and high yield corporates detracted from performance for the reporting period.
An active exposure to inflation breakevens in the US was a modest detractor. The position was implemented as a hedge against a potential policy mistake from the US Federal Reserve (Fed) in easing further in an economy that, in our view, looks resilient and could inadvertently ignite inflationary pressures.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Global Bond Fund (Institutional Class) – including sales charge	3.35%	1.13%	3.05%
Nomura Global Bond Fund (Institutional Class) – excluding sales charge	3.35%	1.13%	3.05%
Bloomberg Global Aggregate Index	4.26%	-1.46%	0.57%
Bloomberg Global Aggregate Index, Hedged to USD	3.49%	0.81%	2.05%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 406,412,196
Holdings Count | Holding	342	[88]
Advisory Fees Paid, Amount	$ 1,845,875
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$406,412,196
Total number of portfolio holdings*	342
Total advisory fees paid (during reporting period)	$1,845,875
Portfolio turnover rate	141%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	45.01%
Spain	7.84%
Japan	4.71%
United Kingdom	3.61%
New Zealand	2.57%
Netherlands	2.34%
Switzerland	2.03%
Germany	1.98%
France	1.84%
Italy	1.59%

Sector allocation
Banking	15.81%
Consumer Non-Cyclical	3.44%
Communications	2.73%
Finance Companies	2.55%
Technology	2.25%
Consumer Cyclical	1.74%
Energy	1.20%
Electric	1.05%
Brokerage	1.01%
Basic Industry	0.96%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2025, the Fund introduced a revised fee waiver for Institutional Class shares of 0.69% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Global Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
During the fiscal year, the Fund added portfolio turnover risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Global Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a revised fee waiver for Institutional Class shares of 0.69% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added portfolio turnover risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146697 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Bond Fund(formerly, Macquarie Global Bond Fund)
Class Name	Class R6
Trading Symbol	IVBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Bond Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Bond Fund (Class R6) returned 3.48% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 4.26%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 3.49%.
Top contributors to performance:
Allocations to investment grade corporate bond and agency mortgage-backed securities (MBS) contributed to performance for the reporting period, as did selections within emerging markets and corporate bonds (both investment grade and high yield), which were additive to performance.
Treasury yields traded within a relatively narrow range during the reporting period – 65 basis points (bps) – and ended just 10 bps higher (one basis point is a hundredth of a percentage point). The US economic outlook solidified throughout the reporting period but faced threats including the war with Iran which moved oil prices above $100. We adjusted the Fund accordingly, and its duration positioning contributed to performance.
Top detractors from performance:
Allocations to securitized credit sectors like asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS), as well as emerging markets and high yield corporates detracted from performance for the reporting period.
An active exposure to inflation breakevens in the US was a modest detractor. The position was implemented as a hedge against a potential policy mistake from the US Federal Reserve (Fed) in easing further in an economy that, in our view, looks resilient and could inadvertently ignite inflationary pressures.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Global Bond Fund (Class R6) – including sales charge	3.48%*	1.20%	3.10%
Nomura Global Bond Fund (Class R6) – excluding sales charge	3.48%*	1.20%	3.10%
Bloomberg Global Aggregate Index	4.26%	-1.46%	0.57%
Bloomberg Global Aggregate Index, Hedged to USD	3.49%	0.81%	2.05%
* The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 406,412,196
Holdings Count | Holding	342	[89]
Advisory Fees Paid, Amount	$ 1,845,875
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$406,412,196
Total number of portfolio holdings*	342
Total advisory fees paid (during reporting period)	$1,845,875
Portfolio turnover rate	141%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	45.01%
Spain	7.84%
Japan	4.71%
United Kingdom	3.61%
New Zealand	2.57%
Netherlands	2.34%
Switzerland	2.03%
Germany	1.98%
France	1.84%
Italy	1.59%

Sector allocation
Banking	15.81%
Consumer Non-Cyclical	3.44%
Communications	2.73%
Finance Companies	2.55%
Technology	2.25%
Consumer Cyclical	1.74%
Energy	1.20%
Electric	1.05%
Brokerage	1.01%
Basic Industry	0.96%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.56% (excluding certain items).
Effective December 1, 2025, the Fund was renamed Nomura Global Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
During the fiscal year, the Fund added portfolio turnover risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Global Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.56% (excluding certain items).
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added portfolio turnover risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073941 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Global Bond Fund(formerly, Macquarie Global Bond Fund)
Class Name	Class Y
Trading Symbol	IVSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Bond Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Global Bond Fund (Class Y) returned 3.08% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Bloomberg Global Aggregate Index, the Fund's broad-based securities market index, returned 4.26%, while the Bloomberg Global Aggregate Index, Hedged to USD, the Fund's narrowly based securities market index, returned 3.49%.
Top contributors to performance:
Allocations to investment grade corporate bond and agency mortgage-backed securities (MBS) contributed to performance for the reporting period, as did selections within emerging markets and corporate bonds (both investment grade and high yield), which were additive to performance.
Treasury yields traded within a relatively narrow range during the reporting period – 65 basis points (bps) – and ended just 10 bps higher (one basis point is a hundredth of a percentage point). The US economic outlook solidified throughout the reporting period but faced threats including the war with Iran which moved oil prices above $100. We adjusted the Fund accordingly, and its duration positioning contributed to performance.
Top detractors from performance:
Allocations to securitized credit sectors like asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS), as well as emerging markets and high yield corporates detracted from performance for the reporting period.
An active exposure to inflation breakevens in the US was a modest detractor. The position was implemented as a hedge against a potential policy mistake from the US Federal Reserve (Fed) in easing further in an economy that, in our view, looks resilient and could inadvertently ignite inflationary pressures.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Global Bond Fund (Class Y) – including sales charge	3.08%*	0.90%	2.81%
Nomura Global Bond Fund (Class Y) – excluding sales charge	3.08%*	0.90%	2.81%
Bloomberg Global Aggregate Index	4.26%	-1.46%	0.57%
Bloomberg Global Aggregate Index, Hedged to USD	3.49%	0.81%	2.05%
* The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 31, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 406,412,196
Holdings Count | Holding	342	[90]
Advisory Fees Paid, Amount	$ 1,845,875
Investment Company Portfolio Turnover	141.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$406,412,196
Total number of portfolio holdings*	342
Total advisory fees paid (during reporting period)	$1,845,875
Portfolio turnover rate	141%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
United States	45.01%
Spain	7.84%
Japan	4.71%
United Kingdom	3.61%
New Zealand	2.57%
Netherlands	2.34%
Switzerland	2.03%
Germany	1.98%
France	1.84%
Italy	1.59%

Sector allocation
Banking	15.81%
Consumer Non-Cyclical	3.44%
Communications	2.73%
Finance Companies	2.55%
Technology	2.25%
Consumer Cyclical	1.74%
Energy	1.20%
Electric	1.05%
Brokerage	1.01%
Basic Industry	0.96%

Material Fund Change [Text Block]
Material Fund changes
Effective July 31, 2025, the Fund introduced a revised fee waiver for Class Y shares of 0.69% (excluding certain items, such as distribution and service (12b-1) fees).
Effective December 1, 2025, the Fund was renamed Nomura Global Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.
During the fiscal year, the Fund added portfolio turnover risk as a new principal investment risk.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]
Effective December 1, 2025, the Fund was renamed Nomura Global Bond Fund.
Effective December 1, 2025, Macquarie Investment Management Austria Kapitalanlage AG (which was renamed Nomura Investment Management Austria Kapitalanlage AG on December 6, 2025), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited no longer serve as sub-advisors to the Fund.

Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a revised fee waiver for Class Y shares of 0.69% (excluding certain items, such as distribution and service (12b-1) fees).
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added portfolio turnover risk as a new principal investment risk.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073948 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Natural Resources Fund(formerly, Macquarie Natural Resources Fund)
Class Name	Class Y
Trading Symbol	IGNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Natural Resources Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$168	1.28%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Natural Resources Fund (Class Y) returned 62.14% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned 44.22%.
Top contributors to performance:
Copper mining equities were the leading contributor to performance over the reporting period. A series of acute supply disruptions removed hundreds of thousands of tons of production from the market, tightening an already-constrained supply picture. Against this backdrop, investors increasingly recognized copper's critical and irreplaceable role in the data center build-out, the onshoring of manufacturing, and the broader electrification of the economy.
Gold equities were the second-largest contributor. Gold delivered one of its strongest annual performances in decades, rising more than 50% through 2025 and surging to an all-time high of approximately $5,595 per ounce in late January 2026. The rally was underpinned by record central bank purchases alongside US Federal Reserve rate cuts, a weakening dollar, and persistent geopolitical uncertainty driving safe-haven demand.
Top detractors from performance:
Lumber and wood product equities were a significant detractor. Excess capacity weighed on pricing throughout the period, while the tariff dispute between Canada and the US disrupted trade flows and added cost uncertainty. Elevated interest rates continued to suppress new housing construction. Equities in the sector remained under pressure as investors found little near-term catalyst for recovery.
Paper and containerboard equities also detracted meaningfully. Demand remained soft throughout the period, pressured by a combination of structural overcapacity and tepid end-market activity as economic conditions weakened. Investors grew increasingly concerned that a meaningful volume or pricing recovery was unlikely in the near term, and the sector was re-rated lower accordingly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Natural Resources Fund (Class Y) – including sales charge	62.14%	17.27%	8.61%
Nomura Natural Resources Fund (Class Y) – excluding sales charge	62.14%	17.27%	8.61%
S&P 500 Index	17.80%	12.06%	14.16%
S&P Global Natural Resources Index	44.22%	12.16%	11.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 250,986,413
Holdings Count | Holding	42	[91]
Advisory Fees Paid, Amount	$ 1,218,151
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$250,986,413
Total number of portfolio holdings*	42
Total advisory fees paid (during reporting period)	$1,218,151
Portfolio turnover rate	65%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Oil & Gas Exploration & Production	22.12%
Gold	11.64%
Diversified Metals & Mining	10.42%
Fertilizers & Agricultural Chemicals	8.28%
Integrated Oil & Gas	7.96%
Coal & Consumable Fuels	5.49%
Paper Packaging	4.44%
Steel	4.03%
Forest Products	3.40%
Construction Materials	3.31%

Top 10 equity holdings
Steel Dynamics	4.03%
Nutrien	3.92%
Diamondback Energy	3.90%
BP ADR	3.75%
Newmont	3.67%
Core Natural Resources	3.37%
ConocoPhillips	3.28%
Glencore	3.20%
Shell	2.97%
Canadian Natural Resources	2.94%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Steel Dynamics	4.03%
Nutrien	3.92%
Diamondback Energy	3.90%
BP ADR	3.75%
Newmont	3.67%
Core Natural Resources	3.37%
ConocoPhillips	3.28%
Glencore	3.20%
Shell	2.97%
Canadian Natural Resources	2.94%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Natural Resources Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
Effective July 31, 2025, the Fund introduced a new fee waiver for Class Y shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class Y from 1.39% to 1.28%.
Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Natural Resources Fund.
Material Fund Change Expenses [Text Block]
Effective July 31, 2025, the Fund introduced a new fee waiver for Class Y shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class Y from 1.39% to 1.28%.

Material Fund Change Adviser [Text Block]	Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146698 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Natural Resources Fund(formerly, Macquarie Natural Resources Fund)
Class Name	Class R6
Trading Symbol	INRSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Natural Resources Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$113	0.86%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Natural Resources Fund (Class R6) returned 62.86% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned 44.22%.
Top contributors to performance:
Copper mining equities were the leading contributor to performance over the reporting period. A series of acute supply disruptions removed hundreds of thousands of tons of production from the market, tightening an already-constrained supply picture. Against this backdrop, investors increasingly recognized copper's critical and irreplaceable role in the data center build-out, the onshoring of manufacturing, and the broader electrification of the economy.
Gold equities were the second-largest contributor. Gold delivered one of its strongest annual performances in decades, rising more than 50% through 2025 and surging to an all-time high of approximately $5,595 per ounce in late January 2026. The rally was underpinned by record central bank purchases alongside US Federal Reserve rate cuts, a weakening dollar, and persistent geopolitical uncertainty driving safe-haven demand.
Top detractors from performance:
Lumber and wood product equities were a significant detractor. Excess capacity weighed on pricing throughout the period, while the tariff dispute between Canada and the US disrupted trade flows and added cost uncertainty. Elevated interest rates continued to suppress new housing construction. Equities in the sector remained under pressure as investors found little near-term catalyst for recovery.
Paper and containerboard equities also detracted meaningfully. Demand remained soft throughout the period, pressured by a combination of structural overcapacity and tepid end-market activity as economic conditions weakened. Investors grew increasingly concerned that a meaningful volume or pricing recovery was unlikely in the near term, and the sector was re-rated lower accordingly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Natural Resources Fund (Class R6) – including sales charge	62.86%*	17.70%*	9.02%
Nomura Natural Resources Fund (Class R6) – excluding sales charge	62.86%*	17.70%*	9.02%
S&P 500 Index	17.80%	12.06%	14.16%
S&P Global Natural Resources Index	44.22%	12.16%	11.40%
* The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 250,986,413
Holdings Count | Holding	42	[92]
Advisory Fees Paid, Amount	$ 1,218,151
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$250,986,413
Total number of portfolio holdings*	42
Total advisory fees paid (during reporting period)	$1,218,151
Portfolio turnover rate	65%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Oil & Gas Exploration & Production	22.12%
Gold	11.64%
Diversified Metals & Mining	10.42%
Fertilizers & Agricultural Chemicals	8.28%
Integrated Oil & Gas	7.96%
Coal & Consumable Fuels	5.49%
Paper Packaging	4.44%
Steel	4.03%
Forest Products	3.40%
Construction Materials	3.31%

Top 10 equity holdings
Steel Dynamics	4.03%
Nutrien	3.92%
Diamondback Energy	3.90%
BP ADR	3.75%
Newmont	3.67%
Core Natural Resources	3.37%
ConocoPhillips	3.28%
Glencore	3.20%
Shell	2.97%
Canadian Natural Resources	2.94%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Steel Dynamics	4.03%
Nutrien	3.92%
Diamondback Energy	3.90%
BP ADR	3.75%
Newmont	3.67%
Core Natural Resources	3.37%
ConocoPhillips	3.28%
Glencore	3.20%
Shell	2.97%
Canadian Natural Resources	2.94%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Natural Resources Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
Effective July 31, 2025, the Fund introduced a new fee waiver for Class R6 shares of 0.78% (excluding certain items), which resulted in a decrease in the net annual operating expenses for Class R6 from 0.98% to 0.86%.
Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Natural Resources Fund.
Material Fund Change Expenses [Text Block]
Effective July 31, 2025, the Fund introduced a new fee waiver for Class R6 shares of 0.78% (excluding certain items), which resulted in a decrease in the net annual operating expenses for Class R6 from 0.98% to 0.86%.

Material Fund Change Adviser [Text Block]	Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073946 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Natural Resources Fund(formerly, Macquarie Natural Resources Fund)
Class Name	Institutional Class
Trading Symbol	IGNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Natural Resources Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$135	1.03%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Natural Resources Fund (Institutional Class) returned 62.53% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned 44.22%.
Top contributors to performance:
Copper mining equities were the leading contributor to performance over the reporting period. A series of acute supply disruptions removed hundreds of thousands of tons of production from the market, tightening an already-constrained supply picture. Against this backdrop, investors increasingly recognized copper's critical and irreplaceable role in the data center build-out, the onshoring of manufacturing, and the broader electrification of the economy.
Gold equities were the second-largest contributor. Gold delivered one of its strongest annual performances in decades, rising more than 50% through 2025 and surging to an all-time high of approximately $5,595 per ounce in late January 2026. The rally was underpinned by record central bank purchases alongside US Federal Reserve rate cuts, a weakening dollar, and persistent geopolitical uncertainty driving safe-haven demand.
Top detractors from performance:
Lumber and wood product equities were a significant detractor. Excess capacity weighed on pricing throughout the period, while the tariff dispute between Canada and the US disrupted trade flows and added cost uncertainty. Elevated interest rates continued to suppress new housing construction. Equities in the sector remained under pressure as investors found little near-term catalyst for recovery.
Paper and containerboard equities also detracted meaningfully. Demand remained soft throughout the period, pressured by a combination of structural overcapacity and tepid end-market activity as economic conditions weakened. Investors grew increasingly concerned that a meaningful volume or pricing recovery was unlikely in the near term, and the sector was re-rated lower accordingly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Natural Resources Fund (Institutional Class) – including sales charge	62.53%	17.54%	8.86%
Nomura Natural Resources Fund (Institutional Class) – excluding sales charge	62.53%	17.54%	8.86%
S&P 500 Index	17.80%	12.06%	14.16%
S&P Global Natural Resources Index	44.22%	12.16%	11.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 250,986,413
Holdings Count | Holding	42	[93]
Advisory Fees Paid, Amount	$ 1,218,151
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$250,986,413
Total number of portfolio holdings*	42
Total advisory fees paid (during reporting period)	$1,218,151
Portfolio turnover rate	65%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Oil & Gas Exploration & Production	22.12%
Gold	11.64%
Diversified Metals & Mining	10.42%
Fertilizers & Agricultural Chemicals	8.28%
Integrated Oil & Gas	7.96%
Coal & Consumable Fuels	5.49%
Paper Packaging	4.44%
Steel	4.03%
Forest Products	3.40%
Construction Materials	3.31%

Top 10 equity holdings
Steel Dynamics	4.03%
Nutrien	3.92%
Diamondback Energy	3.90%
BP ADR	3.75%
Newmont	3.67%
Core Natural Resources	3.37%
ConocoPhillips	3.28%
Glencore	3.20%
Shell	2.97%
Canadian Natural Resources	2.94%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Steel Dynamics	4.03%
Nutrien	3.92%
Diamondback Energy	3.90%
BP ADR	3.75%
Newmont	3.67%
Core Natural Resources	3.37%
ConocoPhillips	3.28%
Glencore	3.20%
Shell	2.97%
Canadian Natural Resources	2.94%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Natural Resources Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
Effective July 31, 2025, the Fund introduced a new fee waiver for Institutional Class shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Institutional Class from 1.14% to 1.03%.
Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Natural Resources Fund.
Material Fund Change Expenses [Text Block]
Effective July 31, 2025, the Fund introduced a new fee waiver for Institutional Class shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Institutional Class from 1.14% to 1.03%.

Material Fund Change Adviser [Text Block]	Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073947 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Natural Resources Fund(formerly, Macquarie Natural Resources Fund)
Class Name	Class R
Trading Symbol	IGNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Natural Resources Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$200	1.53%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Natural Resources Fund (Class R) returned 61.67% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned 44.22%.
Top contributors to performance:
Copper mining equities were the leading contributor to performance over the reporting period. A series of acute supply disruptions removed hundreds of thousands of tons of production from the market, tightening an already-constrained supply picture. Against this backdrop, investors increasingly recognized copper's critical and irreplaceable role in the data center build-out, the onshoring of manufacturing, and the broader electrification of the economy.
Gold equities were the second-largest contributor. Gold delivered one of its strongest annual performances in decades, rising more than 50% through 2025 and surging to an all-time high of approximately $5,595 per ounce in late January 2026. The rally was underpinned by record central bank purchases alongside US Federal Reserve rate cuts, a weakening dollar, and persistent geopolitical uncertainty driving safe-haven demand.
Top detractors from performance:
Lumber and wood product equities were a significant detractor. Excess capacity weighed on pricing throughout the period, while the tariff dispute between Canada and the US disrupted trade flows and added cost uncertainty. Elevated interest rates continued to suppress new housing construction. Equities in the sector remained under pressure as investors found little near-term catalyst for recovery.
Paper and containerboard equities also detracted meaningfully. Demand remained soft throughout the period, pressured by a combination of structural overcapacity and tepid end-market activity as economic conditions weakened. Investors grew increasingly concerned that a meaningful volume or pricing recovery was unlikely in the near term, and the sector was re-rated lower accordingly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Natural Resources Fund (Class R) – including sales charge	61.67%	16.95%	8.27%
Nomura Natural Resources Fund (Class R) – excluding sales charge	61.67%	16.95%	8.27%
S&P 500 Index	17.80%	12.06%	14.16%
S&P Global Natural Resources Index	44.22%	12.16%	11.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 250,986,413
Holdings Count | Holding	42	[94]
Advisory Fees Paid, Amount	$ 1,218,151
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$250,986,413
Total number of portfolio holdings*	42
Total advisory fees paid (during reporting period)	$1,218,151
Portfolio turnover rate	65%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Oil & Gas Exploration & Production	22.12%
Gold	11.64%
Diversified Metals & Mining	10.42%
Fertilizers & Agricultural Chemicals	8.28%
Integrated Oil & Gas	7.96%
Coal & Consumable Fuels	5.49%
Paper Packaging	4.44%
Steel	4.03%
Forest Products	3.40%
Construction Materials	3.31%

Top 10 equity holdings
Steel Dynamics	4.03%
Nutrien	3.92%
Diamondback Energy	3.90%
BP ADR	3.75%
Newmont	3.67%
Core Natural Resources	3.37%
ConocoPhillips	3.28%
Glencore	3.20%
Shell	2.97%
Canadian Natural Resources	2.94%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Steel Dynamics	4.03%
Nutrien	3.92%
Diamondback Energy	3.90%
BP ADR	3.75%
Newmont	3.67%
Core Natural Resources	3.37%
ConocoPhillips	3.28%
Glencore	3.20%
Shell	2.97%
Canadian Natural Resources	2.94%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Natural Resources Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
Effective July 31, 2025, the Fund introduced a new fee waiver for Class R shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class R from 1.64% to 1.53%.
Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Natural Resources Fund.
Material Fund Change Expenses [Text Block]
Effective July 31, 2025, the Fund introduced a new fee waiver for Class R shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class R from 1.64% to 1.53%.

Material Fund Change Adviser [Text Block]	Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073944 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Natural Resources Fund(formerly, Macquarie Natural Resources Fund)
Class Name	Class C
Trading Symbol	IGNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Natural Resources Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$265	2.03%

Expenses Paid, Amount	$ 265
Expense Ratio, Percent	2.03%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Natural Resources Fund (Class C) returned 60.82% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned 44.22%.
Top contributors to performance:
Copper mining equities were the leading contributor to performance over the reporting period. A series of acute supply disruptions removed hundreds of thousands of tons of production from the market, tightening an already-constrained supply picture. Against this backdrop, investors increasingly recognized copper's critical and irreplaceable role in the data center build-out, the onshoring of manufacturing, and the broader electrification of the economy.
Gold equities were the second-largest contributor. Gold delivered one of its strongest annual performances in decades, rising more than 50% through 2025 and surging to an all-time high of approximately $5,595 per ounce in late January 2026. The rally was underpinned by record central bank purchases alongside US Federal Reserve rate cuts, a weakening dollar, and persistent geopolitical uncertainty driving safe-haven demand.
Top detractors from performance:
Lumber and wood product equities were a significant detractor. Excess capacity weighed on pricing throughout the period, while the tariff dispute between Canada and the US disrupted trade flows and added cost uncertainty. Elevated interest rates continued to suppress new housing construction. Equities in the sector remained under pressure as investors found little near-term catalyst for recovery.
Paper and containerboard equities also detracted meaningfully. Demand remained soft throughout the period, pressured by a combination of structural overcapacity and tepid end-market activity as economic conditions weakened. Investors grew increasingly concerned that a meaningful volume or pricing recovery was unlikely in the near term, and the sector was re-rated lower accordingly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Natural Resources Fund (Class C) – including sales charge	59.82%	16.27%	7.80%
Nomura Natural Resources Fund (Class C) – excluding sales charge	60.82%	16.27%	7.80%
S&P 500 Index	17.80%	12.06%	14.16%
S&P Global Natural Resources Index	44.22%	12.16%	11.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 250,986,413
Holdings Count | Holding	42	[95]
Advisory Fees Paid, Amount	$ 1,218,151
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$250,986,413
Total number of portfolio holdings*	42
Total advisory fees paid (during reporting period)	$1,218,151
Portfolio turnover rate	65%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Oil & Gas Exploration & Production	22.12%
Gold	11.64%
Diversified Metals & Mining	10.42%
Fertilizers & Agricultural Chemicals	8.28%
Integrated Oil & Gas	7.96%
Coal & Consumable Fuels	5.49%
Paper Packaging	4.44%
Steel	4.03%
Forest Products	3.40%
Construction Materials	3.31%

Top 10 equity holdings
Steel Dynamics	4.03%
Nutrien	3.92%
Diamondback Energy	3.90%
BP ADR	3.75%
Newmont	3.67%
Core Natural Resources	3.37%
ConocoPhillips	3.28%
Glencore	3.20%
Shell	2.97%
Canadian Natural Resources	2.94%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Steel Dynamics	4.03%
Nutrien	3.92%
Diamondback Energy	3.90%
BP ADR	3.75%
Newmont	3.67%
Core Natural Resources	3.37%
ConocoPhillips	3.28%
Glencore	3.20%
Shell	2.97%
Canadian Natural Resources	2.94%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Natural Resources Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
Effective July 31, 2025, the Fund introduced a new fee waiver for Class C shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class C from 2.14% to 2.03%.
Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Natural Resources Fund.
Material Fund Change Expenses [Text Block]
Effective July 31, 2025, the Fund introduced a new fee waiver for Class C shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class C from 2.14% to 2.03%.

Material Fund Change Adviser [Text Block]	Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073949 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Natural Resources Fund(formerly, Macquarie Natural Resources Fund)
Class Name	Class A
Trading Symbol	IGNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Natural Resources Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$168	1.28%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Natural Resources Fund (Class A) returned 62.13% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the S&P 500® Index, the Fund's broad-based securities market index, returned 17.80%, while the S&P Global Natural Resources Index, the Fund's narrowly based securities market index, returned 44.22%.
Top contributors to performance:
Copper mining equities were the leading contributor to performance over the reporting period. A series of acute supply disruptions removed hundreds of thousands of tons of production from the market, tightening an already-constrained supply picture. Against this backdrop, investors increasingly recognized copper's critical and irreplaceable role in the data center build-out, the onshoring of manufacturing, and the broader electrification of the economy.
Gold equities were the second-largest contributor. Gold delivered one of its strongest annual performances in decades, rising more than 50% through 2025 and surging to an all-time high of approximately $5,595 per ounce in late January 2026. The rally was underpinned by record central bank purchases alongside US Federal Reserve rate cuts, a weakening dollar, and persistent geopolitical uncertainty driving safe-haven demand.
Top detractors from performance:
Lumber and wood product equities were a significant detractor. Excess capacity weighed on pricing throughout the period, while the tariff dispute between Canada and the US disrupted trade flows and added cost uncertainty. Elevated interest rates continued to suppress new housing construction. Equities in the sector remained under pressure as investors found little near-term catalyst for recovery.
Paper and containerboard equities also detracted meaningfully. Demand remained soft throughout the period, pressured by a combination of structural overcapacity and tepid end-market activity as economic conditions weakened. Investors grew increasingly concerned that a meaningful volume or pricing recovery was unlikely in the near term, and the sector was re-rated lower accordingly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Natural Resources Fund (Class A) – including sales charge	52.79%	15.76%	7.73%
Nomura Natural Resources Fund (Class A) – excluding sales charge	62.13%	17.15%	8.37%
S&P 500 Index	17.80%	12.06%	14.16%
S&P Global Natural Resources Index	44.22%	12.16%	11.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 250,986,413
Holdings Count | Holding	42	[96]
Advisory Fees Paid, Amount	$ 1,218,151
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$250,986,413
Total number of portfolio holdings*	42
Total advisory fees paid (during reporting period)	$1,218,151
Portfolio turnover rate	65%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Oil & Gas Exploration & Production	22.12%
Gold	11.64%
Diversified Metals & Mining	10.42%
Fertilizers & Agricultural Chemicals	8.28%
Integrated Oil & Gas	7.96%
Coal & Consumable Fuels	5.49%
Paper Packaging	4.44%
Steel	4.03%
Forest Products	3.40%
Construction Materials	3.31%

Top 10 equity holdings
Steel Dynamics	4.03%
Nutrien	3.92%
Diamondback Energy	3.90%
BP ADR	3.75%
Newmont	3.67%
Core Natural Resources	3.37%
ConocoPhillips	3.28%
Glencore	3.20%
Shell	2.97%
Canadian Natural Resources	2.94%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Steel Dynamics	4.03%
Nutrien	3.92%
Diamondback Energy	3.90%
BP ADR	3.75%
Newmont	3.67%
Core Natural Resources	3.37%
ConocoPhillips	3.28%
Glencore	3.20%
Shell	2.97%
Canadian Natural Resources	2.94%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Natural Resources Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
Effective July 31, 2025, the Fund introduced a new fee waiver for Class A shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class A from 1.39% to 1.28%.
Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Natural Resources Fund.
Material Fund Change Expenses [Text Block]
Effective July 31, 2025, the Fund introduced a new fee waiver for Class A shares of 0.95% (excluding certain items, such as distribution and service (12b-1) fees), which resulted in a decrease in the net annual operating expenses for Class A from 1.39% to 1.28%.

Material Fund Change Adviser [Text Block]	Effective October 1, 2025, Van Eck Associates Corporation began serving as a sub-advisor to the Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073961 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura International Core Equity Fund(formerly, Macquarie International Core Equity Fund)
Class Name	Class A
Trading Symbol	IVIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura International Core Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura International Core Equity Fund (Class A) returned 8.23% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 24.91% and 25.58%, respectively.
Top contributors to performance:
Stocks within the energy sector contributed the most to performance during the reporting period primarily due to holdings in SLB Ltd., which outperformed.
Stock selection within real estate contributed to performance.
At the country level, the technology heavy hubs in Asia including South Korea and Taiwan contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance during the reporting period. Holdings in ICON PLC underperformed, triggered by an internal probe into revenue recognition practices.
Stock selection within consumer discretionary also detracted from performance, driven by holdings in Flutter Entertainment PLC and Sea Ltd.
At the country level, the UK and Singapore detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura International Core Equity Fund (Class A) – including sales charge	2.02%*	3.71%*	5.60%*
Nomura International Core Equity Fund (Class A) – excluding sales charge	8.23%*	4.95%*	6.23%
MSCI ACWI ex USA Index (net)	24.91%	7.02%	8.38%
MSCI ACWI ex USA Index (gross)	25.58%	7.56%	8.91%
* The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,208,814,923
Holdings Count | Holding	51	[97]
Advisory Fees Paid, Amount	$ 8,122,547
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,208,814,923
Total number of portfolio holdings*	51
Total advisory fees paid (during reporting period)	$8,122,547
Portfolio turnover rate	108%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Netherlands	10.55%
United States	10.41%
Japan	9.38%
Taiwan	8.05%
China	7.68%
Brazil	7.08%
United Kingdom	6.95%
Canada	5.62%
South Korea	5.15%
Germany	5.06%

Sector allocation*
Industrials	19.14%
Information Technology	18.57%
Financials	18.47%
Consumer Discretionary	11.34%
Healthcare	7.53%
Communication Services	5.37%
Materials	4.27%
Consumer Staples	3.85%
Energy	3.37%
Utilities	1.88%
Real Estate	1.72%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	8.05%
SMC	3.18%
ING Groep	3.18%
ASML Holding	3.12%
Samsung Electronics	2.80%
Mitsubishi UFJ Financial Group	2.56%
Banco Bilbao Vizcaya Argentaria	2.54%
Prudential	2.41%
SLB	2.41%
SK Hynix	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	8.05%
SMC	3.18%
ING Groep	3.18%
ASML Holding	3.12%
Samsung Electronics	2.80%
Mitsubishi UFJ Financial Group	2.56%
Banco Bilbao Vizcaya Argentaria	2.54%
Prudential	2.41%
SLB	2.41%
SK Hynix	2.35%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura International Core Equity Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added growth stock risk and limited number of securities risk and removed foreign currency exchange transactions and forward foreign currency contracts risk as principal risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura International Core Equity Fund.
Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added growth stock risk and limited number of securities risk and removed foreign currency exchange transactions and forward foreign currency contracts risk as principal risks.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073958 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura International Core Equity Fund(formerly, Macquarie International Core Equity Fund)
Class Name	Class C
Trading Symbol	IVIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura International Core Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.77%

Expenses Paid, Amount	$ 184
Expense Ratio, Percent	1.77%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura International Core Equity Fund (Class C) returned 7.47% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 24.91% and 25.58%, respectively.
Top contributors to performance:
Stocks within the energy sector contributed the most to performance during the reporting period primarily due to holdings in SLB Ltd., which outperformed.
Stock selection within real estate contributed to performance.
At the country level, the technology heavy hubs in Asia including South Korea and Taiwan contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance during the reporting period. Holdings in ICON PLC underperformed, triggered by an internal probe into revenue recognition practices.
Stock selection within consumer discretionary also detracted from performance, driven by holdings in Flutter Entertainment PLC and Sea Ltd.
At the country level, the UK and Singapore detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura International Core Equity Fund (Class C) – including sales charge	6.52%	4.18%	5.64%
Nomura International Core Equity Fund (Class C) – excluding sales charge	7.47%	4.18%	5.64%
MSCI ACWI ex USA Index (net)	24.91%	7.02%	8.38%
MSCI ACWI ex USA Index (gross)	25.58%	7.56%	8.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,208,814,923
Holdings Count | Holding	51	[98]
Advisory Fees Paid, Amount	$ 8,122,547
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,208,814,923
Total number of portfolio holdings*	51
Total advisory fees paid (during reporting period)	$8,122,547
Portfolio turnover rate	108%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Netherlands	10.55%
United States	10.41%
Japan	9.38%
Taiwan	8.05%
China	7.68%
Brazil	7.08%
United Kingdom	6.95%
Canada	5.62%
South Korea	5.15%
Germany	5.06%

Sector allocation*
Industrials	19.14%
Information Technology	18.57%
Financials	18.47%
Consumer Discretionary	11.34%
Healthcare	7.53%
Communication Services	5.37%
Materials	4.27%
Consumer Staples	3.85%
Energy	3.37%
Utilities	1.88%
Real Estate	1.72%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	8.05%
SMC	3.18%
ING Groep	3.18%
ASML Holding	3.12%
Samsung Electronics	2.80%
Mitsubishi UFJ Financial Group	2.56%
Banco Bilbao Vizcaya Argentaria	2.54%
Prudential	2.41%
SLB	2.41%
SK Hynix	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	8.05%
SMC	3.18%
ING Groep	3.18%
ASML Holding	3.12%
Samsung Electronics	2.80%
Mitsubishi UFJ Financial Group	2.56%
Banco Bilbao Vizcaya Argentaria	2.54%
Prudential	2.41%
SLB	2.41%
SK Hynix	2.35%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura International Core Equity Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added growth stock risk and limited number of securities risk and removed foreign currency exchange transactions and forward foreign currency contracts risk as principal risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura International Core Equity Fund.
Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added growth stock risk and limited number of securities risk and removed foreign currency exchange transactions and forward foreign currency contracts risk as principal risks.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000122166 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura International Core Equity Fund(formerly, Macquarie International Core Equity Fund)
Class Name	Class R
Trading Symbol	IYITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura International Core Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$132	1.27%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura International Core Equity Fund (Class R) returned 8.04% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 24.91% and 25.58%, respectively.
Top contributors to performance:
Stocks within the energy sector contributed the most to performance during the reporting period primarily due to holdings in SLB Ltd., which outperformed.
Stock selection within real estate contributed to performance.
At the country level, the technology heavy hubs in Asia including South Korea and Taiwan contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance during the reporting period. Holdings in ICON PLC underperformed, triggered by an internal probe into revenue recognition practices.
Stock selection within consumer discretionary also detracted from performance, driven by holdings in Flutter Entertainment PLC and Sea Ltd.
At the country level, the UK and Singapore detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura International Core Equity Fund (Class R) – including sales charge	8.04%	4.68%	5.94%
Nomura International Core Equity Fund (Class R) – excluding sales charge	8.04%	4.68%	5.94%
MSCI ACWI ex USA Index (net)	24.91%	7.02%	8.38%
MSCI ACWI ex USA Index (gross)	25.58%	7.56%	8.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,208,814,923
Holdings Count | Holding	51	[99]
Advisory Fees Paid, Amount	$ 8,122,547
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,208,814,923
Total number of portfolio holdings*	51
Total advisory fees paid (during reporting period)	$8,122,547
Portfolio turnover rate	108%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Netherlands	10.55%
United States	10.41%
Japan	9.38%
Taiwan	8.05%
China	7.68%
Brazil	7.08%
United Kingdom	6.95%
Canada	5.62%
South Korea	5.15%
Germany	5.06%

Sector allocation*
Industrials	19.14%
Information Technology	18.57%
Financials	18.47%
Consumer Discretionary	11.34%
Healthcare	7.53%
Communication Services	5.37%
Materials	4.27%
Consumer Staples	3.85%
Energy	3.37%
Utilities	1.88%
Real Estate	1.72%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	8.05%
SMC	3.18%
ING Groep	3.18%
ASML Holding	3.12%
Samsung Electronics	2.80%
Mitsubishi UFJ Financial Group	2.56%
Banco Bilbao Vizcaya Argentaria	2.54%
Prudential	2.41%
SLB	2.41%
SK Hynix	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	8.05%
SMC	3.18%
ING Groep	3.18%
ASML Holding	3.12%
Samsung Electronics	2.80%
Mitsubishi UFJ Financial Group	2.56%
Banco Bilbao Vizcaya Argentaria	2.54%
Prudential	2.41%
SLB	2.41%
SK Hynix	2.35%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura International Core Equity Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added growth stock risk and limited number of securities risk and removed foreign currency exchange transactions and forward foreign currency contracts risk as principal risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura International Core Equity Fund.
Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added growth stock risk and limited number of securities risk and removed foreign currency exchange transactions and forward foreign currency contracts risk as principal risks.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073960 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura International Core Equity Fund(formerly, Macquarie International Core Equity Fund)
Class Name	Institutional Class
Trading Symbol	ICEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura International Core Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura International Core Equity Fund (Institutional Class) returned 8.56% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 24.91% and 25.58%, respectively.
Top contributors to performance:
Stocks within the energy sector contributed the most to performance during the reporting period primarily due to holdings in SLB Ltd., which outperformed.
Stock selection within real estate contributed to performance.
At the country level, the technology heavy hubs in Asia including South Korea and Taiwan contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance during the reporting period. Holdings in ICON PLC underperformed, triggered by an internal probe into revenue recognition practices.
Stock selection within consumer discretionary also detracted from performance, driven by holdings in Flutter Entertainment PLC and Sea Ltd.
At the country level, the UK and Singapore detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura International Core Equity Fund (Institutional Class) – including sales charge	8.56%	5.26%	6.59%
Nomura International Core Equity Fund (Institutional Class) – excluding sales charge	8.56%	5.26%	6.59%
MSCI ACWI ex USA Index (net)	24.91%	7.02%	8.38%
MSCI ACWI ex USA Index (gross)	25.58%	7.56%	8.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,208,814,923
Holdings Count | Holding	51	[100]
Advisory Fees Paid, Amount	$ 8,122,547
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,208,814,923
Total number of portfolio holdings*	51
Total advisory fees paid (during reporting period)	$8,122,547
Portfolio turnover rate	108%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Netherlands	10.55%
United States	10.41%
Japan	9.38%
Taiwan	8.05%
China	7.68%
Brazil	7.08%
United Kingdom	6.95%
Canada	5.62%
South Korea	5.15%
Germany	5.06%

Sector allocation*
Industrials	19.14%
Information Technology	18.57%
Financials	18.47%
Consumer Discretionary	11.34%
Healthcare	7.53%
Communication Services	5.37%
Materials	4.27%
Consumer Staples	3.85%
Energy	3.37%
Utilities	1.88%
Real Estate	1.72%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	8.05%
SMC	3.18%
ING Groep	3.18%
ASML Holding	3.12%
Samsung Electronics	2.80%
Mitsubishi UFJ Financial Group	2.56%
Banco Bilbao Vizcaya Argentaria	2.54%
Prudential	2.41%
SLB	2.41%
SK Hynix	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	8.05%
SMC	3.18%
ING Groep	3.18%
ASML Holding	3.12%
Samsung Electronics	2.80%
Mitsubishi UFJ Financial Group	2.56%
Banco Bilbao Vizcaya Argentaria	2.54%
Prudential	2.41%
SLB	2.41%
SK Hynix	2.35%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura International Core Equity Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added growth stock risk and limited number of securities risk and removed foreign currency exchange transactions and forward foreign currency contracts risk as principal risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura International Core Equity Fund.
Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added growth stock risk and limited number of securities risk and removed foreign currency exchange transactions and forward foreign currency contracts risk as principal risks.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146700 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura International Core Equity Fund(formerly, Macquarie International Core Equity Fund)
Class Name	Class R6
Trading Symbol	IINCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura International Core Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura International Core Equity Fund (Class R6) returned 8.71% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 24.91% and 25.58%, respectively.
Top contributors to performance:
Stocks within the energy sector contributed the most to performance during the reporting period primarily due to holdings in SLB Ltd., which outperformed.
Stock selection within real estate contributed to performance.
At the country level, the technology heavy hubs in Asia including South Korea and Taiwan contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance during the reporting period. Holdings in ICON PLC underperformed, triggered by an internal probe into revenue recognition practices.
Stock selection within consumer discretionary also detracted from performance, driven by holdings in Flutter Entertainment PLC and Sea Ltd.
At the country level, the UK and Singapore detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura International Core Equity Fund (Class R6) – including sales charge	8.71%	5.34%	6.67%
Nomura International Core Equity Fund (Class R6) – excluding sales charge	8.71%	5.34%	6.67%
MSCI ACWI ex USA Index (net)	24.91%	7.02%	8.38%
MSCI ACWI ex USA Index (gross)	25.58%	7.56%	8.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,208,814,923
Holdings Count | Holding	51	[101]
Advisory Fees Paid, Amount	$ 8,122,547
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,208,814,923
Total number of portfolio holdings*	51
Total advisory fees paid (during reporting period)	$8,122,547
Portfolio turnover rate	108%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Netherlands	10.55%
United States	10.41%
Japan	9.38%
Taiwan	8.05%
China	7.68%
Brazil	7.08%
United Kingdom	6.95%
Canada	5.62%
South Korea	5.15%
Germany	5.06%

Sector allocation*
Industrials	19.14%
Information Technology	18.57%
Financials	18.47%
Consumer Discretionary	11.34%
Healthcare	7.53%
Communication Services	5.37%
Materials	4.27%
Consumer Staples	3.85%
Energy	3.37%
Utilities	1.88%
Real Estate	1.72%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	8.05%
SMC	3.18%
ING Groep	3.18%
ASML Holding	3.12%
Samsung Electronics	2.80%
Mitsubishi UFJ Financial Group	2.56%
Banco Bilbao Vizcaya Argentaria	2.54%
Prudential	2.41%
SLB	2.41%
SK Hynix	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	8.05%
SMC	3.18%
ING Groep	3.18%
ASML Holding	3.12%
Samsung Electronics	2.80%
Mitsubishi UFJ Financial Group	2.56%
Banco Bilbao Vizcaya Argentaria	2.54%
Prudential	2.41%
SLB	2.41%
SK Hynix	2.35%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura International Core Equity Fund.
Effective July 31, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.66% (excluding certain items).
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added growth stock risk and limited number of securities risk and removed foreign currency exchange transactions and forward foreign currency contracts risk as principal risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura International Core Equity Fund.
Material Fund Change Expenses [Text Block]	Effective July 31, 2025, the Fund introduced a revised fee waiver for Class R6 shares of 0.66% (excluding certain items).
Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added growth stock risk and limited number of securities risk and removed foreign currency exchange transactions and forward foreign currency contracts risk as principal risks.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000073956 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura International Core Equity Fund(formerly, Macquarie International Core Equity Fund)
Class Name	Class Y
Trading Symbol	IVVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura International Core Equity Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$106	1.02%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura International Core Equity Fund (Class Y) returned 8.28% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the MSCI ACWI (All Country World Index) ex USA Index (net) and MSCI ACWI ex USA Index (gross), the Fund's broad-based securities market index, returned 24.91% and 25.58%, respectively.
Top contributors to performance:
Stocks within the energy sector contributed the most to performance during the reporting period primarily due to holdings in SLB Ltd., which outperformed.
Stock selection within real estate contributed to performance.
At the country level, the technology heavy hubs in Asia including South Korea and Taiwan contributed most.
Top detractors from performance:
Stocks within healthcare detracted from performance during the reporting period. Holdings in ICON PLC underperformed, triggered by an internal probe into revenue recognition practices.
Stock selection within consumer discretionary also detracted from performance, driven by holdings in Flutter Entertainment PLC and Sea Ltd.
At the country level, the UK and Singapore detracted the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura International Core Equity Fund (Class Y) – including sales charge	8.28%	4.96%	6.27%
Nomura International Core Equity Fund (Class Y) – excluding sales charge	8.28%	4.96%	6.27%
MSCI ACWI ex USA Index (net)	24.91%	7.02%	8.38%
MSCI ACWI ex USA Index (gross)	25.58%	7.56%	8.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 1,208,814,923
Holdings Count | Holding	51	[102]
Advisory Fees Paid, Amount	$ 8,122,547
Investment Company Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$1,208,814,923
Total number of portfolio holdings*	51
Total advisory fees paid (during reporting period)	$8,122,547
Portfolio turnover rate	108%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Country allocation
Netherlands	10.55%
United States	10.41%
Japan	9.38%
Taiwan	8.05%
China	7.68%
Brazil	7.08%
United Kingdom	6.95%
Canada	5.62%
South Korea	5.15%
Germany	5.06%

Sector allocation*
Industrials	19.14%
Information Technology	18.57%
Financials	18.47%
Consumer Discretionary	11.34%
Healthcare	7.53%
Communication Services	5.37%
Materials	4.27%
Consumer Staples	3.85%
Energy	3.37%
Utilities	1.88%
Real Estate	1.72%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	8.05%
SMC	3.18%
ING Groep	3.18%
ASML Holding	3.12%
Samsung Electronics	2.80%
Mitsubishi UFJ Financial Group	2.56%
Banco Bilbao Vizcaya Argentaria	2.54%
Prudential	2.41%
SLB	2.41%
SK Hynix	2.35%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	8.05%
SMC	3.18%
ING Groep	3.18%
ASML Holding	3.12%
Samsung Electronics	2.80%
Mitsubishi UFJ Financial Group	2.56%
Banco Bilbao Vizcaya Argentaria	2.54%
Prudential	2.41%
SLB	2.41%
SK Hynix	2.35%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura International Core Equity Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added growth stock risk and limited number of securities risk and removed foreign currency exchange transactions and forward foreign currency contracts risk as principal risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura International Core Equity Fund.
Material Fund Change Risks Change [Text Block]
During the fiscal year, the Fund added growth stock risk and limited number of securities risk and removed foreign currency exchange transactions and forward foreign currency contracts risk as principal risks.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146480 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Mid Cap Income Opportunities Fund(formerly, Macquarie Mid Cap Income Opportunities Fund)
Class Name	Class Y
Trading Symbol	IVOYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Mid Cap Income Opportunities Fund (Class Y) returned 9.35% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell Midcap® Index, the Fund's narrowly based securities market index (benchmark), returned 15.98%.
Top contributors to performance:
Stock selection in the information technology and healthcare sectors were the leading contributors to relative performance for the reporting period.
A meaningful underweight allocation to the financials sector was the leading allocation contributor to performance relative to the benchmark, though negative stock selection more than offset the contribution to relative outperformance.
The most significant overall contributors to relative performance were Seagate Technology Holdings PLC, nVent Electric PLC, and L3Harris Technologies Inc.
Top detractors from performance:
The industrials sector was the leading detractor from relative performance for the reporting period, based on stock selection.
The Fund’s significant overweight allocation exposure to the underperforming consumer discretionary sector was the largest allocation detractor from performance for the period.
The most significant overall detractors from relative performance were Arthur J. Gallagher & Co., Paychex Inc., and McCormick & Company Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Mid Cap Income Opportunities Fund (Class Y) – including sales charge	9.35%	5.91%	9.43%
Nomura Mid Cap Income Opportunities Fund (Class Y) – excluding sales charge	9.35%	5.91%	9.43%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Index	15.98%	7.26%	10.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 720,822,822
Holdings Count | Holding	35	[103]
Advisory Fees Paid, Amount	$ 5,414,672
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$720,822,822
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$5,414,672
Portfolio turnover rate	22%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.61%
Consumer Discretionary	16.94%
Materials	14.16%
Information Technology	11.56%
Healthcare	8.49%
Financials	8.40%
Real Estate	5.65%
Consumer Staples	5.32%
Utilities	2.78%
Energy	2.75%

Top 10 equity holdings
Seagate Technology Holdings	2.93%
nVent Electric	2.92%
Microchip Technology	2.92%
TE Connectivity	2.90%
Watsco	2.90%
Royalty Pharma Class A	2.88%
Travel + Leisure	2.86%
Fastenal	2.86%
Avery Dennison	2.85%
Garmin	2.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Seagate Technology Holdings	2.93%
nVent Electric	2.92%
Microchip Technology	2.92%
TE Connectivity	2.90%
Watsco	2.90%
Royalty Pharma Class A	2.88%
Travel + Leisure	2.86%
Fastenal	2.86%
Avery Dennison	2.85%
Garmin	2.85%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Income Opportunities Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added industry and sector risk and industrials sector risk as new principal investment risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Income Opportunities Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added industry and sector risk and industrials sector risk as new principal investment risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146481 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Mid Cap Income Opportunities Fund(formerly, Macquarie Mid Cap Income Opportunities Fund)
Class Name	Class R6
Trading Symbol	IVOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Mid Cap Income Opportunities Fund (Class R6) returned 9.73% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell Midcap® Index, the Fund's narrowly based securities market index (benchmark), returned 15.98%.
Top contributors to performance:
Stock selection in the information technology and healthcare sectors were the leading contributors to relative performance for the reporting period.
A meaningful underweight allocation to the financials sector was the leading allocation contributor to performance relative to the benchmark, though negative stock selection more than offset the contribution to relative outperformance.
The most significant overall contributors to relative performance were Seagate Technology Holdings PLC, nVent Electric PLC, and L3Harris Technologies Inc.
Top detractors from performance:
The industrials sector was the leading detractor from relative performance for the reporting period, based on stock selection.
The Fund’s significant overweight allocation exposure to the underperforming consumer discretionary sector was the largest allocation detractor from performance for the period.
The most significant overall detractors from relative performance were Arthur J. Gallagher & Co., Paychex Inc., and McCormick & Company Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Mid Cap Income Opportunities Fund (Class R6) – including sales charge	9.73%	6.29%	9.84%
Nomura Mid Cap Income Opportunities Fund (Class R6) – excluding sales charge	9.73%	6.29%	9.84%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Index	15.98%	7.26%	10.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 720,822,822
Holdings Count | Holding	35	[104]
Advisory Fees Paid, Amount	$ 5,414,672
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$720,822,822
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$5,414,672
Portfolio turnover rate	22%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.61%
Consumer Discretionary	16.94%
Materials	14.16%
Information Technology	11.56%
Healthcare	8.49%
Financials	8.40%
Real Estate	5.65%
Consumer Staples	5.32%
Utilities	2.78%
Energy	2.75%

Top 10 equity holdings
Seagate Technology Holdings	2.93%
nVent Electric	2.92%
Microchip Technology	2.92%
TE Connectivity	2.90%
Watsco	2.90%
Royalty Pharma Class A	2.88%
Travel + Leisure	2.86%
Fastenal	2.86%
Avery Dennison	2.85%
Garmin	2.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Seagate Technology Holdings	2.93%
nVent Electric	2.92%
Microchip Technology	2.92%
TE Connectivity	2.90%
Watsco	2.90%
Royalty Pharma Class A	2.88%
Travel + Leisure	2.86%
Fastenal	2.86%
Avery Dennison	2.85%
Garmin	2.85%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Income Opportunities Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added industry and sector risk and industrials sector risk as new principal investment risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Income Opportunities Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added industry and sector risk and industrials sector risk as new principal investment risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146478 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Mid Cap Income Opportunities Fund(formerly, Macquarie Mid Cap Income Opportunities Fund)
Class Name	Institutional Class
Trading Symbol	IVOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.83%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Mid Cap Income Opportunities Fund (Institutional Class) returned 9.61% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell Midcap® Index, the Fund's narrowly based securities market index (benchmark), returned 15.98%.
Top contributors to performance:
Stock selection in the information technology and healthcare sectors were the leading contributors to relative performance for the reporting period.
A meaningful underweight allocation to the financials sector was the leading allocation contributor to performance relative to the benchmark, though negative stock selection more than offset the contribution to relative outperformance.
The most significant overall contributors to relative performance were Seagate Technology Holdings PLC, nVent Electric PLC, and L3Harris Technologies Inc.
Top detractors from performance:
The industrials sector was the leading detractor from relative performance for the reporting period, based on stock selection.
The Fund’s significant overweight allocation exposure to the underperforming consumer discretionary sector was the largest allocation detractor from performance for the period.
The most significant overall detractors from relative performance were Arthur J. Gallagher & Co., Paychex Inc., and McCormick & Company Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Mid Cap Income Opportunities Fund (Institutional Class) – including sales charge	9.61%	6.22%	9.78%
Nomura Mid Cap Income Opportunities Fund (Institutional Class) – excluding sales charge	9.61%	6.22%	9.78%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Index	15.98%	7.26%	10.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 720,822,822
Holdings Count | Holding	35	[105]
Advisory Fees Paid, Amount	$ 5,414,672
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$720,822,822
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$5,414,672
Portfolio turnover rate	22%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.61%
Consumer Discretionary	16.94%
Materials	14.16%
Information Technology	11.56%
Healthcare	8.49%
Financials	8.40%
Real Estate	5.65%
Consumer Staples	5.32%
Utilities	2.78%
Energy	2.75%

Top 10 equity holdings
Seagate Technology Holdings	2.93%
nVent Electric	2.92%
Microchip Technology	2.92%
TE Connectivity	2.90%
Watsco	2.90%
Royalty Pharma Class A	2.88%
Travel + Leisure	2.86%
Fastenal	2.86%
Avery Dennison	2.85%
Garmin	2.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Seagate Technology Holdings	2.93%
nVent Electric	2.92%
Microchip Technology	2.92%
TE Connectivity	2.90%
Watsco	2.90%
Royalty Pharma Class A	2.88%
Travel + Leisure	2.86%
Fastenal	2.86%
Avery Dennison	2.85%
Garmin	2.85%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Income Opportunities Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added industry and sector risk and industrials sector risk as new principal investment risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Income Opportunities Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added industry and sector risk and industrials sector risk as new principal investment risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146479 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Mid Cap Income Opportunities Fund(formerly, Macquarie Mid Cap Income Opportunities Fund)
Class Name	Class R
Trading Symbol	IVORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$139	1.33%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Mid Cap Income Opportunities Fund (Class R) returned 9.04% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell Midcap® Index, the Fund's narrowly based securities market index (benchmark), returned 15.98%.
Top contributors to performance:
Stock selection in the information technology and healthcare sectors were the leading contributors to relative performance for the reporting period.
A meaningful underweight allocation to the financials sector was the leading allocation contributor to performance relative to the benchmark, though negative stock selection more than offset the contribution to relative outperformance.
The most significant overall contributors to relative performance were Seagate Technology Holdings PLC, nVent Electric PLC, and L3Harris Technologies Inc.
Top detractors from performance:
The industrials sector was the leading detractor from relative performance for the reporting period, based on stock selection.
The Fund’s significant overweight allocation exposure to the underperforming consumer discretionary sector was the largest allocation detractor from performance for the period.
The most significant overall detractors from relative performance were Arthur J. Gallagher & Co., Paychex Inc., and McCormick & Company Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Mid Cap Income Opportunities Fund (Class R) – including sales charge	9.04%*	5.62%*	9.08%*
Nomura Mid Cap Income Opportunities Fund (Class R) – excluding sales charge	9.04%*	5.62%*	9.08%*
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Index	15.98%	7.26%	10.91%
* The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 720,822,822
Holdings Count | Holding	35	[106]
Advisory Fees Paid, Amount	$ 5,414,672
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$720,822,822
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$5,414,672
Portfolio turnover rate	22%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.61%
Consumer Discretionary	16.94%
Materials	14.16%
Information Technology	11.56%
Healthcare	8.49%
Financials	8.40%
Real Estate	5.65%
Consumer Staples	5.32%
Utilities	2.78%
Energy	2.75%

Top 10 equity holdings
Seagate Technology Holdings	2.93%
nVent Electric	2.92%
Microchip Technology	2.92%
TE Connectivity	2.90%
Watsco	2.90%
Royalty Pharma Class A	2.88%
Travel + Leisure	2.86%
Fastenal	2.86%
Avery Dennison	2.85%
Garmin	2.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Seagate Technology Holdings	2.93%
nVent Electric	2.92%
Microchip Technology	2.92%
TE Connectivity	2.90%
Watsco	2.90%
Royalty Pharma Class A	2.88%
Travel + Leisure	2.86%
Fastenal	2.86%
Avery Dennison	2.85%
Garmin	2.85%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Income Opportunities Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added industry and sector risk and industrials sector risk as new principal investment risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Income Opportunities Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added industry and sector risk and industrials sector risk as new principal investment risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146476 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Mid Cap Income Opportunities Fund(formerly, Macquarie Mid Cap Income Opportunities Fund)
Class Name	Class C
Trading Symbol	IVOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.83%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Mid Cap Income Opportunities Fund (Class C) returned 8.49% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell Midcap® Index, the Fund's narrowly based securities market index (benchmark), returned 15.98%.
Top contributors to performance:
Stock selection in the information technology and healthcare sectors were the leading contributors to relative performance for the reporting period.
A meaningful underweight allocation to the financials sector was the leading allocation contributor to performance relative to the benchmark, though negative stock selection more than offset the contribution to relative outperformance.
The most significant overall contributors to relative performance were Seagate Technology Holdings PLC, nVent Electric PLC, and L3Harris Technologies Inc.
Top detractors from performance:
The industrials sector was the leading detractor from relative performance for the reporting period, based on stock selection.
The Fund’s significant overweight allocation exposure to the underperforming consumer discretionary sector was the largest allocation detractor from performance for the period.
The most significant overall detractors from relative performance were Arthur J. Gallagher & Co., Paychex Inc., and McCormick & Company Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Mid Cap Income Opportunities Fund (Class C) – including sales charge	7.54%	5.13%	8.78%
Nomura Mid Cap Income Opportunities Fund (Class C) – excluding sales charge	8.49%	5.13%	8.78%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Index	15.98%	7.26%	10.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 720,822,822
Holdings Count | Holding	35	[107]
Advisory Fees Paid, Amount	$ 5,414,672
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$720,822,822
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$5,414,672
Portfolio turnover rate	22%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.61%
Consumer Discretionary	16.94%
Materials	14.16%
Information Technology	11.56%
Healthcare	8.49%
Financials	8.40%
Real Estate	5.65%
Consumer Staples	5.32%
Utilities	2.78%
Energy	2.75%

Top 10 equity holdings
Seagate Technology Holdings	2.93%
nVent Electric	2.92%
Microchip Technology	2.92%
TE Connectivity	2.90%
Watsco	2.90%
Royalty Pharma Class A	2.88%
Travel + Leisure	2.86%
Fastenal	2.86%
Avery Dennison	2.85%
Garmin	2.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Seagate Technology Holdings	2.93%
nVent Electric	2.92%
Microchip Technology	2.92%
TE Connectivity	2.90%
Watsco	2.90%
Royalty Pharma Class A	2.88%
Travel + Leisure	2.86%
Fastenal	2.86%
Avery Dennison	2.85%
Garmin	2.85%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Income Opportunities Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added industry and sector risk and industrials sector risk as new principal investment risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Income Opportunities Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added industry and sector risk and industrials sector risk as new principal investment risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

C000146475 [Member]
Shareholder Report [Line Items]
Fund Name	Nomura Mid Cap Income Opportunities Fund(formerly, Macquarie Mid Cap Income Opportunities Fund)
Class Name	Class A
Trading Symbol	IVOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Mid Cap Income Opportunities Fund (Fund) for the period of April 1, 2025, to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at nomuraassetmanagement.com/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	nomuraassetmanagement.com/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.08%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Nomura Mid Cap Income Opportunities Fund (Class A) returned 9.30% (excluding sales charge) for the 12 months ended March 31, 2026. During the same period, the Russell 3000® Index, the Fund's broad-based securities market index, returned 18.09%, while the Russell Midcap® Index, the Fund's narrowly based securities market index (benchmark), returned 15.98%.
Top contributors to performance:
Stock selection in the information technology and healthcare sectors were the leading contributors to relative performance for the reporting period.
A meaningful underweight allocation to the financials sector was the leading allocation contributor to performance relative to the benchmark, though negative stock selection more than offset the contribution to relative outperformance.
The most significant overall contributors to relative performance were Seagate Technology Holdings PLC, nVent Electric PLC, and L3Harris Technologies Inc.
Top detractors from performance:
The industrials sector was the leading detractor from relative performance for the reporting period, based on stock selection.
The Fund’s significant overweight allocation exposure to the underperforming consumer discretionary sector was the largest allocation detractor from performance for the period.
The most significant overall detractors from relative performance were Arthur J. Gallagher & Co., Paychex Inc., and McCormick & Company Inc.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period March 31, 2016, through March 31, 2026

Average Annual Return [Table Text Block]
Average annual total returns (as of March 31, 2026)	1 year	5 year	10 year
Nomura Mid Cap Income Opportunities Fund (Class A) – including sales charge	3.01%*	4.68%	8.78%
Nomura Mid Cap Income Opportunities Fund (Class A) – excluding sales charge	9.30%*	5.93%	9.43%
Russell 3000 Index	18.09%	10.87%	13.72%
Russell Midcap Index	15.98%	7.26%	10.91%
* The total return has been adjusted to reflect performance in conformity with US GAAP principles and may differ from the total return in other performance information.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 01, 2025
Updated Performance Information Location [Text Block]	Visit nomuraassetmanagement.com/performance for the most recent performance information.
Net Assets	$ 720,822,822
Holdings Count | Holding	35	[108]
Advisory Fees Paid, Amount	$ 5,414,672
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of March 31, 2026)
Fund net assets	$720,822,822
Total number of portfolio holdings*	35
Total advisory fees paid (during reporting period)	$5,414,672
Portfolio turnover rate	22%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of March 31, 2026)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation*
Industrials	22.61%
Consumer Discretionary	16.94%
Materials	14.16%
Information Technology	11.56%
Healthcare	8.49%
Financials	8.40%
Real Estate	5.65%
Consumer Staples	5.32%
Utilities	2.78%
Energy	2.75%

Top 10 equity holdings
Seagate Technology Holdings	2.93%
nVent Electric	2.92%
Microchip Technology	2.92%
TE Connectivity	2.90%
Watsco	2.90%
Royalty Pharma Class A	2.88%
Travel + Leisure	2.86%
Fastenal	2.86%
Avery Dennison	2.85%
Garmin	2.85%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Seagate Technology Holdings	2.93%
nVent Electric	2.92%
Microchip Technology	2.92%
TE Connectivity	2.90%
Watsco	2.90%
Royalty Pharma Class A	2.88%
Travel + Leisure	2.86%
Fastenal	2.86%
Avery Dennison	2.85%
Garmin	2.85%

Material Fund Change [Text Block]
Material Fund changes
Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Income Opportunities Fund.
Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to the Fund.
During the fiscal year, the Fund added industry and sector risk and industrials sector risk as new principal investment risks.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	Effective December 1, 2025, the Fund was renamed Nomura Mid Cap Income Opportunities Fund.
Material Fund Change Risks Change [Text Block]	During the fiscal year, the Fund added industry and sector risk and industrials sector risk as new principal investment risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by July 31, 2026, at nomuraassetmanagement.com/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	nomuraassetmanagement.com/literature
Accountant Change Statement [Text Block]	On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements.
Accountant Change Date	May 20, 2026
Accountant Change Disagreements [Text Block]
Changes in and disagreements with accountants
On May 20, 2026, the Fund changed its independent registered public accounting firm, beginning with the fiscal year ending March 31, 2027. On that date, the Fund’s Board of Trustees, upon the recommendation of its Audit Committee, approved the appointment of Ernst & Young LLP as the independent registered public accounting firm for the Fund, effectively dismissing PricewaterhouseCoopers LLP (PwC) as the Fund’s independent registered public accounting firm upon completion of services currently being performed by PwC related to the audit of the Fund’s March 31, 2026 financial statements. There were no disagreements with PwC during the Fund’s fiscal years ended March 31, 2025 and March 31, 2026 or the subsequent interim period through the completion of services related to the audit of the March 31, 2026 financial statements.

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